UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NCSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R. T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	200 Clarendon Street
27th Floor
Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Explanatory Note
The Registrant is filing this amendment to its Form N-CSR for the period ended September 30, 2010, originally filed with the Securities and Exchange Commission on December 1, 2010 (Accession Number 0000950123-10-110112), to amend Item 1, “Reports to Stockholders.” The purpose of the amendment to Item 1 is to supplement the Semi-Annual Shareholder Report for the High Yield Municipal, Municipal Income, and Short Duration Tax-Free Funds to include material inadvertently omitted.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

GOLDMAN SACHS TRUST

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs High Yield Municipal Fund
Goldman Sachs Municipal Income Fund
Goldman Sachs Short Duration Tax-Free Fund (the “Funds”)

Supplement to the Semi-Annual Report for the period
ended September 30, 2010 (the “Semi-Annual Report”)

This Supplement updates certain information contained in the Funds’ Semi-Annual Report. You may obtain a copy of the Semi-Annual Report free of charge, upon request, by calling Goldman Sachs at 1-800-526-7384. You can also access and download the Funds’ annual and semi-annual reports at the Funds’ website: http://www.goldmansachsfunds.com.

The following disclosure regarding the basis for the Board’s approval of the Funds’ management agreements is hereby inserted after the text box labeled “Fund Expenses — Six Month Period Ended September 30, 2010 (Unaudited)” on page 100 of the Semi-Annual Report:

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs High Yield Municipal, Goldman Sachs Municipal Income and Goldman Sachs Short Duration Tax-Free Funds (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held during the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2011 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2010 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held three meetings over the course of the year, since last approving the Management Agreements. At those Committee meetings, regularly scheduled Board meetings and/or the Annual

Meeting, the Board, or the Independent Trustees, as applicable, considered matters relating to the Management Agreements, including:

(a)	the nature and quality of the advisory, administrative and other services provided to the Funds by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff and capabilities of the Investment Adviser and its portfolio management teams;

(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services and operations), controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, market risk analysis and finance and strategy), sales and distribution support groups and others (e.g., information technology and training);

(iii)	trends in headcount;

(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and

(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;

(b)	information on the investment performance of the Funds, including comparisons to the performance of similar mutual funds, as provided by a third party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and benchmark performance indices, and general investment outlooks in the markets in which the Funds invest;

(c)	the terms of the Management Agreements and agreements with affiliated service providers entered into by the Trust on behalf of the Funds;

(d)	expense information for the Funds, including:

(i)	the relative management fee and expense levels of the Funds as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(ii)	each Fund’s expense trends over time; and

(iii)	to the extent the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Funds, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Funds;

(f)	the undertakings of the Investment Adviser to waive certain fees (with respect to the Municipal Income and Short Duration Tax-Free Funds) and reimburse certain expenses of the Funds that exceed specified levels; the undertaking of Goldman, Sachs & Co. (“Goldman Sachs”), the Funds’ affiliated distributor, to waive a portion of the distribution and service fees paid by the Short Duration Tax-Free Fund’s Class B Shares; and a summary of contractual fee reductions made by the Investment Adviser and its affiliates over the past several years with respect to the Funds;

(g)	information relating to the profitability of the Management Agreements and the transfer agency and distribution and service arrangements of each of the Funds and the Trust as a whole to the Investment Adviser and its affiliates;

(h)	potential economies of scale, if any, and the levels of breakpoints in the fees payable by the Funds under the Management Agreements;

(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds, including the fees received by the Investment Adviser’s affiliates from the Funds for transfer agency, distribution and other services;

(j)	a summary of potential benefits derived by the Funds as a result of their relationship with the Investment Adviser;

(k)	portfolio trading related issues;

(l)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined, the alignment of the interests of the Funds and of the portfolio managers and related potential conflicts of interest; and the number and types of accounts managed by the portfolio managers;

(m)	the nature and quality of the services provided to the Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administration services provided under the Management Agreements; and

(n)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Funds’ compliance program; and compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity and the payment of Rule 12b-1 distribution and service fees by the Funds and the payment of non-Rule 12b-1 shareholder service and/or administration fees by the Municipal Income and Short Duration Tax-Free Funds’ Service Shares. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution and/or servicing of Fund shares.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual fund portfolios for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its affiliates, their services and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

Nature, Extent and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Funds by the Investment Adviser and its affiliates. The Independent Trustees concluded that the Investment Adviser had committed substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also observed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser.

Investment Performance

The Trustees also considered the investment performance of the Funds and the Investment Adviser. In this regard, they compared the investment performance of each Fund to the performance of other similar SEC-registered funds and to rankings and ratings compiled by the Outside Data Provider. This information on each Fund’s investment performance relative to that of its peers was provided for the one-, three-, five- and ten-year periods ended December 31, 2009, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance over time on a year-by-year basis relative to its performance benchmark. In addition, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies, market conditions and credit and duration parameters. The Trustees considered whether each Fund had operated within its investment policies and had complied with its investment limitations.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s Chief Investment Officer and portfolio management personnel, in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that each of the Funds outperformed its respective benchmark for the one-year period ended December 31, 2009. They also noted that Municipal Income and Short Duration Tax-Free Funds ranked in the top half of their respective peer groups for the one-year period ended December 31, 2009. The Trustees recognized that despite a challenging track record over the three- and five-year time period ended December 31, 2009 for the High Yield Municipal Fund, the recent performance of the Funds had generally improved. The Trustees concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual fee rates payable by each Fund under the Management Agreements. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of the Funds’ management fees and breakpoints to those of relevant peer groups and category universes; an expense analysis which compared each Fund’s expenses to a peer group and a category universe; and a five-year history comparing each Fund’s expenses to the peer and category averages. The analyses also compared each Fund’s transfer agency fees, custody and accounting fees, distribution fees, other expenses and fee waivers/reimbursements to those of other funds in the peer group and the peer group median. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to limit the Funds’ “other expenses” ratios (excluding certain expenses) to certain specified levels and to waive a portion of the contractual management fees paid by the Municipal Income and Short Duration Tax-Free Funds, as well as Goldman Sachs’ undertaking to waive a portion of the distribution and service fees paid by the Short Duration Tax-Free Fund’s Class B Shares. They also considered, to the extent that the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to institutional accounts, which generally operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, were less time-intensive and paid lower fees. By contrast, the Trustees noted that the Investment Adviser provides substantial administrative services to the Funds under the terms of the Management Agreements.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if they believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Investment Adviser’s revenues and pre-tax profit margins with respect to the Trust and each of the Funds. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service) and the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also reviewed the report of the internal audit group within the Goldman Sachs organization, which included an assessment of the reasonableness and consistency of the Investment Adviser’s expense allocation methodology and an evaluation of the accuracy of the Investment Adviser’s profitability analysis calculations. Profitability data for the Trust and each Fund were provided for 2009 and 2008, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability. The Trustees considered the Investment Adviser’s revenues and pre-tax profit margins both in absolute terms and in comparison to information on the reported pre-tax profit margins earned by certain other asset management firms.

Economies of Scale

The Trustees considered the information that had been provided regarding the Investment Adviser’s profitability and the rationale for the Funds’ breakpoint structure. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreements for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily	High Yield	Municipal	Short Duration
Net Assets	Municipal Fund	Income Fund	Tax-Free Fund

First $1 billion	0.55%	0.55%	0.40%
Next $1 billion	0.55%	0.50%	0.36%
Next $3 billion	0.50%	0.48%	0.34%
Next $3 billion	0.48%	0.47%	0.33%
Over $8 billion	0.47%	0.46%	0.32%

The Trustees noted that the breakpoints at the $5 and $8 billion asset levels had been proposed by the Investment Adviser and approved by the Trustees in 2008 to further share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to limit management fees (with respect to the Municipal Income and Short Duration Tax-Free Funds) and other expenses (with respect to all of the Funds) to certain amounts. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability would be passed along to shareholders at the specified asset levels. They also noted that the Investment

Adviser was passing along savings to shareholders of High Yield Municipal Fund, which had asset levels above at least the first breakpoint.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationship with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (h) the Investment Adviser’s ability to leverage relationships with the Funds’ third party service providers to attract more firmwide business. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of the fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (c) improved servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages gained from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firmwide resources (e.g., proprietary databases); and (h) the Funds’ access to certain affiliated distribution channels. The Trustees noted the competitive nature of the mutual fund marketplace, and noted further that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees concluded that the Management Agreements should be approved and continued with respect to each applicable Fund until June 30, 2011.

This Supplement should be retained with the Semi-Annual Report for future reference.

MFISARSUPP 01-11

Goldman Sachs Funds

Semi-Annual Report	September 30, 2010

Municipal Fixed Income Funds
High Yield Municipal
Municipal Income
Short Duration Tax-Free

Goldman Sachs Municipal Fixed Income Funds

■	GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

■	GOLDMAN SACHS MUNICIPAL INCOME FUND

■	GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Investment Process	2
Market Review	3
Portfolio Management Discussions and Performance Summaries	6
Schedules of Investments	20
Financial Statements	76
Notes to the Financial Statements	80
Financial Highlights	94
Other Information	100

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Principal Investment Strategies and Risks

The following is not a complete list of the risks that may affect the Funds. For additional information concerning the risks that may affect the Funds, please see the Funds’ prospectuses.

The High Yield Municipal Fund invests primarily in high yield municipal fixed income securities that, at the time of purchase, are medium quality or non-investment grade, the interest on which is exempt from regular federal income tax. The Fund’s investments in fixed income securities are subject to the risks associated with debt securities generally, including credit/default risk, interest rate risk, call risk, and extension risk. High yield, lower rated securities involve greater price volatility and present greater risks, including greater liquidity risk, than higher rated fixed income securities. Non-investment grade fixed income securities are considered speculative. Such securities and unrated securities of comparable credit quality are subject to a higher risk of an issuer’s inability to meet principal and interest payment obligations. The Fund is subject to the risk that the liquidity of particular issuers or industries, or of all securities within a particular investment category, will shrink or disappear as a result of adverse economic, market or political events or adverse investor perception. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. An inability to sell an illiquid portfolio position can adversely affect the Fund’s NAV and/or prevent the Fund from being able to take advantage of other investment opportunities. To meet redemption requests, the Fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions. The Fund is non-diversified and may invest more of its assets in fewer issuers than diversified funds. Accordingly, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and to greater losses resulting from these developments. Additionally, because the Fund may concentrate its investments in particular sectors (for example, specific states or specific types of municipal securities), the Fund is subject to greater risk of loss as a result of adverse events affecting those sectors than if its investments were not so concentrated.

The Fund may invest in securities whose income is subject to the federal alternative minimum tax and state income tax. Certain shareholders, including clients or affiliates of the investment adviser, may from time to time own or control a significant percentage of the Fund’s shares. Redemptions by these shareholders of their shares of the Fund may impact the Fund’s liquidity and NAV. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs or other tax exempt or deferred accounts.

The Municipal Income Fund invests primarily in municipal fixed income securities, the interest on which is exempt from regular federal income tax. The Fund may invest up to 100% of its net assets in private activity bonds, whose income may be subject to the federal alternative minimum tax. Investments in fixed income securities are subject to the risks associated with debt securities generally, including credit/default risk and interest rate risk. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs or other tax-exempt or deferred accounts.

The Short Duration Tax-Free Fund invests primarily in municipal fixed income securities, the interest on which is exempt from regular federal income tax and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund may invest up to 20% of its portfolio in securities, including private activity bonds and taxable investments, whose income may be subject to the federal alternative minimum tax. Investments in fixed income securities are subject to the risks associated with debt securities generally, including credit/default risk and interest rate risk. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs or other tax-exempt or deferred accounts.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

What Differentiates the Goldman Sachs Asset
Management Fixed Income Investment Process?

At Goldman Sachs Asset Management, L.P. (“GSAM”), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

■ Assess relative value among securities and sectors

■ Leverage the vast resources of GSAM in selecting securities for each portfolio

■ Team approach to decision making

■ Manage risk by avoiding significant sector and interest rate bets

■ Careful management of yield curve strategies — while closely managing portfolio duration

Fixed Income portfolios that:

■ Include domestic investment options, tax-free income opportunities, and access to areas of specialization

■ Capitalize on GSAM’s industry-renowned credit research capabilities

■ Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

MARKET REVIEW

Goldman Sachs Municipal Fixed Income Funds

Market Review

The six months ended September 30, 2010 (the “Reporting Period”) brought the first signals of slowing momentum in global economic growth — a development that in our view was broadly consistent with the traditional cycle of recovery. After the recession ended in June 2009 (the date officially cited by the National Bureau of Economic Research), the U.S. economy had begun to rebound. However, by the spring of 2010, economic conditions showed signs of deterioration, raising concern about a double-dip recession. The broader market impact of the economic slowdown was magnified by the sovereign debt crisis unfolding in Europe.

In the U.S., consumer demand was weak, constrained by continued job losses and persistently weak housing markets. Inflation concerns decreased, suggesting that interest rates would remain low for longer than previously expected. Furthermore, during September, Federal Reserve (“Fed”) policymakers began to demonstrate a clear willingness to revisit the exceptional bond-buying strategy it had halted earlier this year, thereby opening the door to a resumption of a second round of quantitative easing. As a result, by the end of the Reporting Period, U.S. markets were strongly positioned for more aggressive purchases by the Fed, and two-year Treasury yields had reached an all-time low near 0.5%.

Tax-exempt bonds, as measured by the Barclays Capital Aggregate Municipal Bond Index, outperformed the taxable bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, during the Reporting Period. Overall, lower quality issues outperformed higher quality issues. Within the Barclays Capital Aggregate Municipal Bond Index, hospital and airport bonds turned in strong returns. State general obligation (“GO”) bonds, local GO bonds, essential service revenue bonds and pre-refunded municipal bonds also generated positive returns within the Index.

Supporting the municipal bond market during the Reporting Period were increasing numbers of investors who moved out of low-yielding money market funds into longer duration municipals, driving yields down across the entire municipal yield curve, or spectrum of maturities. Such demand pushed up bond prices, which generally move in the opposite direction of yields. Short-dated municipals with maturities of five years or less experienced greater yield declines than longer-dated bonds with 30-year maturities. As a result, the municipal yield curve flattened over the course of the Reporting Period, meaning the difference in yields between shorter-term and longer-term municipal securities narrowed.

The yield declines on longer maturity municipal bonds, especially those 12 years and longer, were driven by both a slowdown in economic growth and a shortage of tax-exempt supply. The issuance of taxable municipal bonds called Build America Bonds (“BAB”) resulted in a nearly one-to-one transfer of available supply from the tax-exempt market to the taxable market. Between January 1, 2010 and September 30, 2010, 32% of municipal supply was in the form of BABs. The BAB program, which was introduced through the federal government’s fiscal stimulus package, provides states and municipalities with increased incentive to issue debt through the taxable municipal bond market, thereby attracting the interest of non-traditional municipal buyers, such as institutions and foreign investors.

BABs were supportive not only of market technicals — that is, supply and demand, but also of market fundamentals. BAB issuers receive a 35% federal rebate on the interest they pay bondholders, so they have been a successful mode of debt issuance for issuers. In other words, states and municipalities — which are grappling with budgetary shortfalls as a result of decreasing tax revenues — have been able to reduce their financing costs.

MARKET REVIEW

In general managing municipal credit risk is a critical component of our investment process, and we employ a team of dedicated research analysts to evaluate the credit quality of the obligors in our municipal portfolios. The team monitors risk in two ways — by performing a strict credit review of both secondary and primary issues before we make purchases and by conducting regular surveillance of the bonds held in the Funds. The team does not rely solely on the opinion of the three major ratings agencies — Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings — but conducts independent research, applying its own ratings to many municipal issuers. Overall, the Funds held fewer insured bonds during the 12 months ended September 30, 2010 than they once did because the size of the insured municipal bond market has shrunk. The primary reason for the reduced insured municipal bond market is that many municipal insurers were downgraded by ratings agencies following the 2008-2009 financial market collapse. As a result, municipal issuers have subsequently limited the use of insurance for new issue offerings. Further, oftentimes, the underlying credit rating of the issuing municipality can be higher than that of the bond insurer for those positions carrying legacy insurance enhancements that have since been downgraded. Our research team evaluates the bonds we consider for the Funds on the basis of their underlying fundamentals, irrespective of whether they carry insurance.

High Yield Municipal Market

High yield municipal bonds posted strong results during the Reporting Period, driven primarily by low interest rates. The high yield municipal bond market, as measured by the Barclays High Yield Municipal Bond Index, returned 7.78% during the Reporting Period. Relative to specific sectors in that Index, airlines and hospitals were the strongest performers, while tobacco was one of the weakest.

The spreads, or difference in yields, between high yield municipal bonds, as represented by the Barclays Capital High Yield Municipal Index, and investment grade municipal bonds, as represented by the Barclays Capital Aggregate Municipal Bond Index, widened during the Reporting Period from 3.34% to 3.48% as compared to the historic average of 2.59%.* At the end of the Reporting Period, the spread between high yield and investment grade municipal bonds implied a default rate significantly higher than the actual rate and greater than we anticipate in the near future. Relative to historic norms, high yield municipal bonds remained cheap at the end of September, offering a potential source of value and higher return opportunities for tax-conscious investors.

Looking Ahead

During the Reporting Period, we grew increasingly convinced that U.S. economic growth will likely continue at a slow but steady pace, driven by continued modest gains in business investment and consumer spending. We believe the building blocks for growth are still in place and that downside risks are limited by two key factors. First, the Fed is likely, in our view, to resume quantitative easing, which should keep financial conditions highly accommodative. Second, leverage, or the use of borrowed money, in the U.S. private sector and financial system broadly has declined dramatically since 2008, and as such, we think the possibility of another severe pullback in either asset prices or employment is significantly reduced.

The biggest risk to continued economic recovery, in our view, is fiscal tightening. At the end of 2010, $270 billion of tax cuts and $75 billion of tax credits are scheduled to expire. We estimate the expiration of these measures would be equivalent to approximately a 10%

MARKET REVIEW

annualized decline in disposable income, or about 2% of GDP. If this scenario materializes, the risk of a double-dip recession may well rise. We further believe that a massive amount of quantitative easing from the Fed would be required to offset the impact of such a scenario on economic growth. However, that said, at the end of the Reporting Period, we considered this a low-probability risk and that a compromise would likely be reached to extend most of these tax measures for at least the next couple of years.

In this environment, demand for municipal securities is likely to remain robust through the end of 2010 and supply to remain low as states and municipalities continue issuing BABs.

We believe individual security selection and research remain critical to navigating the municipal market. Most municipal bond sectors have weathered the U.S. economic slowdown without broad credit fundamental deterioration, a trend we expect may continue. State and municipal governments have worked to close budget gaps through a combination of cutting expenditures and raising revenues, a trend we also expect will continue through 2011. As a result, we do not anticipate widespread defaults, although there may be some scattered credit events over the next several months.

*Source: Barclays Capital, October 1, 1995 to September 30, 2010

PORTFOLIO RESULTS

High Yield Municipal Fund

Investment Objective

The Goldman Sachs High Yield Municipal Fund (the “Fund”) seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Municipal Fixed Income Investment Management Team discusses the Fund’s performance and positioning for the six-month period ended September 30, 2010 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C and Institutional Shares generated cumulative total returns, without sales charges, of 7.03%, 6.63%, 6.76% and 7.21%, respectively. These returns compare to the 6.87% cumulative total return of the Fund’s benchmark, the High Yield Municipal Fund Composite Index (“High Yield Municipal Composite”), during the same time period.

The High Yield Municipal Fund Composite is comprised 40% of the Barclays Capital Aggregate Municipal Bond Index (with dividends reinvested) and 60% of the Barclays Capital High Yield Municipal Bond Index (with dividends reinvested), which generated cumulative total returns of 5.51% and 7.78%, respectively, during the same time period.

The Fund’s Class IR Shares were launched on July 30, 2010. During the period from inception on July 30, 2010 to September 30, 2010, the Fund’s Class IR Shares generated a cumulative total return, without sales charges, of 3.84%. This compares to the 2.73% cumulative total return of the Index during the same time period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund’s overweighted allocations to the hospital and airline sectors contributed to relative performance during the Reporting Period. An overweight to the tobacco sector hampered results.

Q	Which municipal bond market sectors most significantly affected Fund performance?

A	The Fund’s overweighted position in hospital bonds boosted its relative results. We maintained an overweight to the hospital sector because of its favorable risk/return characteristics. The hospital sector has continued to benefit from stricter expense management. In addition, non-profit hospitals appeared to be attractive merger or acquisition candidates. The Fund’s overweighted allocation to airline bonds also enhanced its performance. The airline industry continued to benefit from consolidation, improved expense controls and higher revenues as a result of increased passenger volume.

Detracting from results was the Fund’s overweighted position in tobacco bonds. As mentioned in the Market Review, tobacco was one of the weakest performing sectors in the high yield municipal market during the Reporting Period.

Q	How did duration and yield curve positioning decisions affect the Fund’s performance?

A	The Fund’s duration and yield curve positioning did not have a meaningful impact on relative performance.

Q	What changes did you make in the Fund’s weightings and investments during the Reporting Period?

A	We increased the Fund’s exposure to tax-backed credits, specifically sales-tax backed bonds and state appropriation backed bonds. We slightly reduced the Fund’s positions in hospital bonds and tobacco settlement revenue bonds.

Q	How was the Fund positioned relative to its benchmark index at the end of the Reporting Period?

A	At the end of September 2010, the Fund was overweight state GO and hospital bonds relative to the High Yield Municipal Composite. It was underweight local GO bonds.

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	We intend to maintain our unconstrained approach in which we focus on seeking attractive risk/return opportunities across all maturities along the municipal bond yield curve and inclusive of all credit qualities. Based on shifts in interest rates, we intend to maintain an appropriate duration target relative to the Barclays Capital High Yield Municipal Bond Index.

FUND BASICS

High Yield Municipal Fund
as of September 30, 2010

PERFORMANCE REVIEW

			Barclays	Barclays
	Fund		Capital	Capital
	Total	High Yield	Aggregate	High Yield	30-Day
	Return	Municipal	Municipal	Municipal	Taxable	30-Day	30-Day
April 1, 2010–	(based	Fund	Bond	Bond	Equivalent	Standardized	Standardized
Sept. 30, 2010	on NAV)[1]	Composite	Index[2]	Index[3]	Yield[4]	Subsidized Yield[5]	Unsubsidized Yield[5]

Class A	7.03%	6.87%	5.51%	7.78%	7.06%	4.59%	4.58%
Class B	6.63	6.87	5.51	7.78	6.23	4.05	4.04
Class C	6.76	6.87	5.51	7.78	6.25	4.06	4.04
Institutional	7.21	6.87	5.51	7.78	7.92	5.15	5.14

July 30, 2010– Sept. 30, 2010

Class IR	3.84%	2.73%	2.13%	3.13%	9.00%	5.85%	5.83%

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Barclays Capital Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 4,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
[3]	The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Index does not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2010 federal income tax rate of 35%.
[5]	The 30-Day Standardized Subsidized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price (“POP”) per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not reflect any applicable expense reductions.

FUND BASICS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS6

For the period ended 9/30/10	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	3.93%	-0.47%	3.46%	3.71	4/3/00
Class B	2.76	-0.70	3.30	3.56	4/3/00
Class C	6.95	-0.30	3.17	3.39	4/3/00
Institutional	9.17	0.78	4.33	4.56	4/3/00
Class IR	N/A	N/A	N/A	3.84	7/30/10

[6]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if performance is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. Effective November 2, 2009, the Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds). The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 60 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS7

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.91%	0.93%
Class B	1.66	1.68
Class C	1.66	1.68
Institutional	0.57	0.59
Class IR	0.66	0.68

[7]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

SECTOR ALLOCATION8

Percentage of Net Assets

[8]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS

Municipal Income Fund

Investment Objective

The Goldman Sachs Municipal Income Fund (the “Fund”) seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Municipal Fixed Income Investment Management Team discusses the Fund’s performance and positioning for the six-month period ended September 30, 2010 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 5.72%, 5.33%, 5.26%, 5.90% and 5.54%, respectively. These returns compare to the 5.51% cumulative total return of the Fund’s benchmark, the Barclays Capital Aggregate Municipal Bond Index (the “Index”), during the same time period.

The Fund’s Class IR Shares were launched on July 30, 2010. During the period from inception on July 30, 2010 to September 30, 2010, the Fund’s Class IR Shares generated a cumulative total return, without sales charges, of 2.80%. This compares to the 2.13% cumulative total return of the Index during the same time period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund’s overweighted allocation to BBB-rated and A-rated securities relative to the Index added to returns, as lower quality issues outperformed higher quality issues during the Reporting Period.

Q	Which municipal bond market sectors most significantly affected Fund performance?

A	As mentioned earlier, lower quality bonds outperformed higher quality bonds during the Reporting Period. Consequently, the Fund’s overweighted position in BBB-rated and A-rated bonds relative to the Index contributed to performance. The Fund also benefited from the additional yield provided by its investments in BBB-rated and A-rated bonds. However, the Fund’s overweighted exposure to high-quality AAA-rated securities hampered results.

An overweighted position in Illinois GO bonds detracted. These bonds underperformed, largely because of headlines about the state’s struggle to balance its budget. On the other hand, we took advantage of attractive opportunities in Puerto Rico and California GO bonds, which modestly enhanced results.

Q	How did duration and yield curve positioning decisions affect the Fund’s performance?

A	As yields declined during the Reporting Period, the Fund’s short duration position on the municipal yield curve, or spectrum of maturities, detracted from its relative performance. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

Q	What changes did you make in the Fund’s weightings and investments during the Reporting Period?

A	We made opportunistic trades in the lower-rated segments of the municipal market to capitalize on their wider spreads, or difference in yields, relative to higher quality bonds.

Q	How was the Fund positioned relative to its benchmark index at the end of September 2010?

A	At the end of September 2010, the Fund was overweight state and local GO bonds and hospital bonds relative to the Index. The Fund was underweight relative to the Index in pre-refunded municipal bonds. Pre-refunding, also known as advance refunding, is a procedure in which a municipality issues a second bond at a lower interest rate, and uses the proceeds from the sale of the second bond to invest in “escrow collateral” for the first bond. The escrow collateral is typically invested in Treasury securities. Pre-refunded municipal bonds no longer represent the credit risk profile of the original borrower, and given the high credit quality of the escrow collateral, they often increase in value — sometimes significantly.

PORTFOLIO RESULTS

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	We intend to continue managing the Fund to seek opportunities along the entire municipal bond yield curve and across the spectrum of investment grade credits. We will continue to monitor the changing dynamic between agencies and municipals, seeking to keep the Fund invested in the most tax-efficient manner. Based on shifts in interest rates, we intend to maintain an appropriate duration target relative to the Index.

FUND BASICS

Municipal Income Fund
as of September 30, 2010

PERFORMANCE REVIEW

		Barclays Capital
		Aggregate	30-Day Taxable	30-Day	30-Day
April 1, 2010–	Fund Total Return	Municipal	Equivalent	Standardized	Standardized
September 30, 2010	(based on NAV)[1]	Bond Index[2]	Yield[3]	Subsidized Yield[4]	Unsubsidized Yield[4]

Class A	5.72%	5.51%	4.82%	3.13%	3.06%
Class B	5.33	5.51	3.83	2.49	2.43
Class C	5.26	5.51	3.85	2.50	2.43
Institutional	5.90	5.51	5.52	3.59	3.52
Service	5.54	5.51	4.75	3.09	3.02

July 30, 2010– September 30, 2010

Class IR	2.80%	2.13%	5.77%	3.75%	3.48%

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Barclays Capital Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
[3]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2010 federal income tax rate of 35%.
[4]	The 30-Day Standardized Subsidized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price (“POP”) per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not reflect any applicable expense reductions.

FUND BASICS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS5

For the period ended 9/30/10	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	2.26%	3.04%	4.62%	4.78%	7/20/93
Class B	0.30	2.64	4.38	4.67	5/1/96
Class C	4.44	3.05	4.23	3.92	8/15/97
Institutional	6.70	4.19	5.41	5.09	8/15/97
Service	6.06	3.64	4.89	4.59	8/15/97
Class IR	N/A	N/A	N/A	2.80	7/30/10

[5]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if performance is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 3.75% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Class IR and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. Effective November 2, 2009, the Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS6

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.88%	0.98%
Class B	1.63	1.73
Class C	1.63	1.73
Institutional	0.54	0.64
Service	1.04	1.14
Class IR	0.63	0.73

[6]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

SECTOR ALLOCATION7

Percentage of Net Assets

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS

Short Duration Tax-Free Fund

Investment Objective

The Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Municipal Fixed Income Investment Management Team discusses the Fund’s performance and positioning for the six-month period ended September 30, 2010 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 1.90%, 1.60%, 1.52%, 2.07% and 1.73%, respectively. These returns compare to the 1.77% cumulative total return of the Fund’s benchmark, the Barclays Capital Municipal 1-3 Year Blend Index (with dividends reinvested) (the “Index”), during the same time period.

The Fund’s Class IR Shares were launched on July 30, 2010. During the period from inception on July 30, 2010 to September 30, 2010, the Fund’s Class IR Shares generated a cumulative total return, without sales charges, of 0.43%. This compares to the 0.15% cumulative total return of the Index during the same time period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund’s overweighted allocation to BBB-rated securities relative to the Index contributed most to its returns. Overall, issue selection also boosted the Fund’s relative performance. The Fund’s long duration position further added to results. However, the Fund’s position in maturities of 13 months and less detracted from its relative performance during the Reporting Period.

Q	Which municipal bond market sectors most significantly affected Fund performance?

A	As mentioned in the Market Review, lower quality bonds outperformed higher quality bonds during the Reporting Period. Consequently, the Fund’s overweighted position in BBB-rated bonds relative to the Index contributed to its performance. Its overweighted allocation to high-quality AAA-rated securities detracted slightly.

The Fund benefited from its overweighted exposures to state-tax advantaged government agency securities and to hospital bonds. Its underweighted allocation to pre-refunded municipal bonds was also advantageous. Pre-refunding, also known as advance refunding, is a procedure in which a municipality issues a second bond at a lower interest rate, and uses the proceeds from the sale of the second bond to invest in “escrow collateral” for the first bond. The escrow collateral is typically invested in Treasury securities. Pre-refunded municipal bonds no longer represent the credit risk profile of the original borrower, and given the high credit quality of the escrow collateral, they often increase in value — sometimes significantly.

Investments in money market eligible bonds, that is, those with maturities of 13 months or less, detracted from the Fund’s relative performance. As yields fell during the Reporting Period, the longer maturities held by the Index experienced greater price appreciation than bonds with maturities of 13 months or less. Although the Fund benefited from the liquidity provided by these ultra-short maturities, its returns were hampered on a relative basis. An overweight in Illinois general obligation bonds (GO) bonds also dampened results. These bonds underperformed, largely because of headlines about the state’s struggle to balance its budget.

Q	How did duration and yield curve positioning decisions affect the Fund’s performance?

A	The Fund’s long duration position relative to the Index contributed to its performance as yields declined during the Reporting Period. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

The Fund’s yield curve positioning had a neutral impact on results. Yield curve indicates the spectrum of maturities within a particular sector. Because yields on the shortest maturities declined very little, the Fund’s overweighted exposure to maturities of 13 months or less hurt performance. This was offset by an overweighted position in

PORTFOLIO RESULTS

two- to five-year maturities, which performed well as yields on longer-term maturities declined during the Reporting Period.

Q	What changes did you make in the Fund’s weightings and investments during the Reporting Period?

A	To capture additional yield for the Fund, we took advantage of attractive opportunities among lower-rated securities. We selectively purchased Federal Home Loan Bank (“FHLB”) agency securities when we believed municipal bonds were expensive and reduced the Fund’s position in FHLB agency securities when municipal prices grew more attractive.

Q	How was the Fund positioned relative to its benchmark index at the end of September 2010?

A	At the end of September, the Fund was overweight hospital and local GO bonds relative to the Index. It was neutral in water/sewer revenue bonds and underweight pre-refunded bonds and state GO bonds compared to the Index.

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	We intend to continue managing the Fund to seek opportunities in the short-term end of the municipal bond yield curve, including investment grade credits. We will continue to monitor the changing dynamic between agencies and municipals, seeking to keep the Fund invested in the most tax-efficient manner. Based on shifts in interest rates, we intend to maintain an appropriate duration target relative to the Index. We may adjust the Fund’s duration position if we see a broad change in interest rates.

FUND BASICS

Short Duration Tax-Free Fund
as of September 30, 2010

PERFORMANCE REVIEW

	Fund Total	Barclays Capital	30-Day	30-Day	30-Day
April 1, 2010–	Return	Municipal 1–3 Year	Taxable Equivalent	Standardized	Standardized
September 30, 2010	(based on NAV)[1]	Blend Index[2]	Yield[3]	Subsidized Yield[4]	Unsubsidized Yield[4]

Class A	1.90%	1.77%	1.86%	1.21%	1.18%
Class B	1.60	1.77	0.95	0.62	0.60
Class C	1.52	1.77	0.75	0.49	0.47
Institutional	2.07	1.77	2.40	1.56	1.54
Service	1.73	1.77	1.65	1.07	1.04

July 30, 2010– September 30, 2010

Class IR	0.43%	0.15%	2.43%	1.58%	1.58%

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Barclays Capital Municipal 1-3 Year Blend Index, an unmanaged index, represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
[3]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2010 federal income tax rate of 35%.
[4]	The 30-Day Standardized Subsidized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price (“POP”) per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not reflect any applicable expense reductions.

FUND BASICS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS5

For the period ended 9/30/10	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	1.29%	3.11%	3.14%	3.30%	5/1/97
Class B	0.10	2.82	2.79	3.04	5/1/97
Class C	1.41	2.66	2.54	2.55	8/15/97
Institutional	3.19	3.82	3.69	3.89	10/1/92
Service	2.57	3.28	3.18	3.41	9/20/94
Class IR	N/A	N/A	N/A	0.43	7/30/10

[5]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 1.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Class IR and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. Effective November 2, 2009, the Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS6

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.73%	0.79%
Class B	1.33	1.54
Class C	1.48	1.54
Institutional	0.39	0.45
Service	0.89	0.95
Class IR	0.48	0.54

[6]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

SECTOR ALLOCATION7

Percentage of Net Assets

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – 94.5%

Alabama – 2.2%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA/NR)(a)(b)(c)
$6,875,000	13.980%	11/03/16	$8,821,175
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
3,405,000	5.375	12/01/16	3,531,904
4,425,000	5.500	12/01/21	4,417,345
5,775,000	5.625	12/01/26	5,604,695
16,515,000	5.750	12/01/36	15,356,308
Birmingham Baptist Medical Center Special Care Facilities Financing Authority RB for Baptist Health System, Inc. Series 2005 A (NR/Baa2)
8,440,000	5.000	11/15/30	7,644,023
Butler Industrial Development Board Solid Waste Disposal RB Refunding for Georgia Pacific Corp. Project Series 2004 (AMT) (BB-/NR)
5,000,000	5.750	09/01/28	4,691,600
Courtland Industrial Development Board Environmental Improvement RB Refunding for International Paper Co. Project Series 2003 B (AMT) (BBB/Baa3)
2,000,000	6.250	08/01/25	2,067,540
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
7,500,000	5.250	02/01/30	7,688,400
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH) (NR/NR)
7,600,000	6.000	08/01/25	7,023,540
5,000,000	6.000	08/01/35	4,372,300
Tuscaloosa Alabama Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-/NR)
14,465,000	5.250	06/01/37	13,863,690
University of Alabama at Birmingham Hospital RB Series 2006 A (A+/A1)
2,785,000	5.000	09/01/41	2,804,690

			87,887,210

Arizona – 2.9%
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(c)(d)
44,070,000	1.270	02/02/15	40,716,714
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 C (NR/NR)(c)(d)
10,000,000	1.270	02/02/15	9,239,100
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB-/Baa2)(c)
6,000,000	6.000	05/01/014	6,620,280
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
8,800,000	7.250	02/01/40	10,250,944

Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BB+/Baa3)
5,000,000	6.250	01/01/38	5,342,600
Navajo County Arizona Pollution Control Corp. PCRB Series 2009 D (BBB-/Baa2)(c)
6,600,000	5.750	06/01/16	7,302,108
Pima County IDA PCRB for Tucson Electric Power Co. San Juan Project Series 2009 A (BBB-/Baa3)
7,500,000	4.950	10/01/20	7,992,825
Pima County IDA RB for Tucson Electric Power Co. Project RMKT 01/12/10 Series 2008 B (BBB-/Baa3)
12,850,000	5.750	09/01/29	13,395,739
Pima County IDA RB for Tucson Electric Power Co. Project Series 2010 A (BBB-/Baa3)(e)
5,000,000	5.250	10/01/40	5,034,750
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/A3)
600,000	5.000	01/01/20	603,198
2,000,000	5.000	01/01/26	2,005,180
3,000,000	5.000	01/01/32	3,003,210
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
500,000	6.250	07/01/29	545,245
1,000,000	6.500	07/01/39	1,101,330

			113,153,223

Arkansas – 0.1%
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (NR/Ba3)
4,215,000	5.600	10/01/26	4,047,327

California – 16.9%
Abag Finance Authority Non-profit Corps. RB for Sharp Healthcare Series 2009 B (A-/A3)
9,510,000	6.250	08/01/39	10,658,618
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (A+/Aa2)(f)
1,600,000	0.000	08/01/26	677,056
Anaheim Public Financing Authority RB Capital Appreciation for Public Improvements Project Series 1997 C (AGM) (AAA/Aa3)(f)
855,000	0.000	09/01/29	280,654
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AAA/Aa3)(f)
1,055,000	0.000	08/01/25	466,637
California County Tobacco Securitization Agency RB Asset-Backed Bonds Refunding for Sonoma County Corp. Series 2005 (BBB/NR)
5,935,000	5.250	06/01/45	4,157,171
California County Tobacco Securitization Agency RB Convertible Asset-Backed Bonds for Los Angeles County Securitization Corp. Series 2006 (BBB+/Baa3)(g)
6,070,000	0.000	06/01/28	5,195,191
4,990,000	0.000	06/01/36	4,119,794

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)

California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2007 A (A+/Aa3)
$5,000,000	5.250%	11/15/46	$5,072,750
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2008 A (A+/Aa3)
2,000,000	5.000	08/15/38	2,014,100
California Health Facilities Financing Authority RB for California-Nevada Methodist Homes Series 2006 (CA MTG INS) (A-/NR)
1,575,000	5.000	07/01/36	1,506,787
California Municipal Finance Authority COPS for Community Hospital of Central California Obligated Group Series 2009 (BBB-/Baa2)
7,500,000	5.500	02/01/39	7,403,925
California Pollution Control Financing Authority Solid Waste Disposal PCRB for Waste Management, Inc. Series 2005 C (AMT) (BBB/NR)
9,250,000	5.125	11/01/23	9,578,837
California State Various Purpose GO Bonds Refunding Series 2007 (A-/A1)
1,940,000	4.500	08/01/30	1,902,461
California State Various Purpose GO Bonds Refunding Series 2009 (A-/A1)
5,000,000	5.500	11/01/34	5,319,100
California State Various Purpose GO Bonds Series 2007 (A-/A1)
38,020,000	5.000	06/01/37	38,317,316
9,830,000	5.000	11/01/37	9,911,196
3,315,000	5.000	12/01/37	3,342,548
California State Various Purpose GO Bonds Series 2008 (A-/A1)
15,000,000	5.000	04/01/38	15,121,050
California State Various Purpose GO Bonds Series 2009 (A-/A1)
10,000,000	6.500	04/01/33	11,760,800
California State Various Purpose GO Bonds Series 2010 (A-/A1)
7,000,000	5.500	03/01/40	7,454,300
California State Veterans GO Bonds Series 2006 CD (AMT) (AA/Aa2)
35,000,000	4.600	12/01/32	32,605,650
California Statewide Communities Development Authority RB BANS for Golden Gate Park Series 2005 (LOC – First Republic Bank) (NR/NR)
26,500,000	6.000	12/01/11	26,928,505
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	1,809,580
7,500,000	5.500	11/01/38	6,409,275
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA INS) (NR/Aa2)
6,000,000	6.625	08/01/29	7,014,780

California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (BB/NR)(f)
35,000,000	0.000	06/01/46	1,327,900
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (A/NR)(f)
7,000,000	0.000	09/01/33	1,600,620
East Bay California Municipal Utility District Water System RB Rolls II R-11826-1 Series 2010 (AAA/NR)(a)(b)
13,335,000	13.494	12/01/17	17,050,531
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (BB/NR)(f)
388,285,000	0.000	06/01/47	12,013,538
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (BB-/NR)(f)
307,000,000	0.000	06/01/47	9,047,290
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGC-ICC) (AAA/Aa3)
24,210,000	5.000	06/01/45	23,855,323
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR) (FGIC) (AAA/Aa3)
9,500,000	5.000	06/01/35	9,601,555
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)(f)
24,985,000	0.000	06/01/24	11,286,474
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (BBB+/A2)
54,880,000	5.000	06/01/45	51,452,195
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (FGIC) (BBB+/A2)
2,290,000	5.000	06/01/35	2,201,996
24,875,000	5.000	06/01/38	23,692,691
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (BBB/Baa3)
34,280,000	5.750	06/01/47	25,876,601
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (A-/A2)
76,285,000	5.000	06/01/45	71,520,239
Hartnell Community College District GO Bonds Capital Appreciation for Election of 2002 Series 2009 D (AA-/Aa2)(f)
50,000,000	0.000	08/01/49	3,012,000
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (B+/NR)(f)
101,195,000	0.000	06/01/36	5,446,315

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)

Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (B+/NR)(f)
$211,235,000	0.000%	06/01/47	$3,136,840
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (B/NR)(f)
360,660,000	0.000	06/01/57	1,626,577
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3 (NR/NR)
1,435,000	5.050	09/01/30	1,220,023
690,000	5.050	09/01/35	560,066
Los Angeles County Sanitation Districts Financing Authority RB for Capital Projects District No. 20 Subseries 2007 A (AMBAC) (A/NR)
4,000,000	4.500	10/01/42	3,676,400
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (B-/Caa2)
29,425,000	7.500	12/01/24	29,733,963
Los Angeles Unified School District GO Bonds Series 2009 F (AA-/Aa2)
2,000,000	5.000	01/01/34	2,108,420
Madera County Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2005 (NATL-RE FGIC) (A+/NR)(f)
2,740,000	0.000	08/01/26	1,098,658
2,590,000	0.000	08/01/27	951,825
1,395,000	0.000	08/01/28	476,406
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(f)
1,330,000	0.000	08/01/27	493,869
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (NATL-RE FGIC) (A+/Aa3)(f)
1,000,000	0.000	08/01/24	477,500
M-S-R Energy Authority Gas RB Series 2009 A (A/NR)
8,250,000	6.500	11/01/39	9,668,092
M-S-R Energy Authority Gas RB Series 2009 B (A/NR)
2,000,000	6.500	11/01/39	2,343,780
M-S-R Energy Authority Gas RB Series 2009 C (A/NR)
21,500,000	6.125	11/01/29	23,858,980
13,250,000	6.500	11/01/39	15,527,542
Murrieta Community Facilities District No. 3 Special Tax for Creekside Village Improvement Area 1 Series 2005 (NR/NR)
1,660,000	5.200	09/01/35	1,472,337
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AAA/Aa2)(f)
860,000	0.000	08/01/25	414,812
1,105,000	0.000	08/01/26	497,327
5,550,000	0.000	08/01/30	1,839,270
7,830,000	0.000	08/01/32	2,238,989
7,000,000	0.000	08/01/34	1,731,800
Oakland Unified School District GO Bonds for Election of 2006 Series 2009 A (BBB+/A1)
11,595,000	6.125	08/01/29	12,802,619

Palomar Pomerado Health COPS Series 2009 (BBB/Baa2)
16,450,000	6.750	11/01/39	18,149,614
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa3)(f)
10,750,000	0.000	08/01/38	7,269,795
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (AA-/Aa3)(f)
1,805,000	0.000	08/01/25	842,159
Sacramento County California Airport System RB Senior Series 2009 A (ASSURED GTY) (AAA/Aa3)
7,250,000	5.500	07/01/41	7,812,092
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (A/A1)(f)
1,420,000	0.000	08/01/25	607,604
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA/Aa1)(f)
30,265,000	0.000	07/01/44	3,908,119
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
750,000	6.250	08/01/28	807,840
555,000	6.375	08/01/29	599,811
305,000	6.500	08/01/31	329,827
1,000,000	6.625	08/01/39	1,071,210
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (A+/Aa2)(f)
1,580,000	0.000	08/01/24	798,358
1,595,000	0.000	08/01/25	758,295
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB/NR)(f)
29,000,000	0.000	06/01/36	2,565,340
73,990,000	0.000	06/01/47	2,025,846
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 B (BBB-/NR)(f)
13,505,000	0.000	06/01/47	369,767
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds for Sacramento County Tobacco Securitization Corp. Series 2005 A-1 (BBB/Baa3)
2,000,000	5.375	06/01/38	1,608,880
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BBB/Baa3)
7,350,000	5.125	06/01/46	5,025,195
Vallejo California Sanitation & Flood Control District COPS Series 1993 (NATL-RE FGIC)(A/NR)
171,000	5.000	07/01/19	172,541

			660,691,737

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)

Colorado – 0.8%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A/A2)
$1,010,000	5.000%	03/01/25	$1,030,341
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
9,050,000	5.000	12/01/35	7,944,543
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
8,500,000	6.000	01/15/41	8,942,085
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)
4,500,000	6.125	12/01/37	3,449,745
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (B/B3)
9,000,000	5.750	10/01/32	8,070,930
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	431,594
720,000	5.350	12/01/31	635,242
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)
1,750,000	6.625	12/01/40	1,367,380

			31,871,860

Delaware – 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,673,000	5.450	07/01/35	4,795,151
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 B (NR/NR)
100,000	5.125	07/01/35	76,554
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa2)
3,000,000	5.400	02/01/31	3,151,440

			8,023,145

District of Columbia – 1.2%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Projects Series 2009 (ASSURED GTY) (AAA/Aa3)(g)
25,000,000	0.000	10/01/44	19,594,500
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Projects Series 2010 B (BBB+/Baa1)(g)
39,000,000	0.000	10/01/44	25,607,790

			45,202,290

Florida – 13.1%
Aberdeen Community Development District Special Assessment Series 2006-1 (NR/NR)(h)
1,810,000	5.250	11/01/15	952,748
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
4,540,000	6.300	05/01/35	3,590,050
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
1,775,000	5.375	05/01/37	1,053,906
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-1 (NR/NR)
39,320,000	5.500	05/01/36	19,958,832
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
240,000	5.250	05/01/36	220,116
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A (NR/NR)
27,200,000	5.350	05/01/36	16,544,672
Arborwood Community Development District Special Assessment for School Site Acquisition Project Series 2005 (NR/NR)
5,190,000	5.500	05/01/14	2,595,000
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
7,000,000	6.000	05/01/33	6,541,220
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
9,440,000	5.800	05/01/34	8,584,642
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
490,000	6.000	05/01/35	497,193
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)
4,750,000	7.000	04/01/39	5,383,033
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
12,535,000	6.000	05/01/35	9,143,530
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/Ba2)
2,000,000	7.500	11/01/20	2,145,740
Channing Park Community Development District Special Assessment Series 2007 (NR/NR)
4,805,000	5.300	05/01/38	3,807,963
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
22,835,000	5.500	06/01/17	24,873,480

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)

Concord Station Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
$1,160,000	5.000%	05/01/15	$1,055,681
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(h)
5,200,000	5.850	05/01/35	2,470,000
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(h)
8,710,000	5.000	05/01/11	4,137,250
Connerton West Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(h)
6,410,000	5.125	05/01/16	2,371,700
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
370,000	8.375	05/01/17	389,455
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
415,000	8.375	05/01/17	434,625
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C (NR/NR)
3,035,000	7.050	05/01/15	3,072,088
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
44,660,000	5.500	05/01/37	32,474,966
Durbin Crossing Community Development District Special Assessment Series 2005 B-2 (NR/NR)
4,880,000	4.875	11/01/10	4,767,126
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
22,500,000	6.000	08/15/36	23,155,875
Florida Higher Educational Facilities Financing Authority RB for Flagler College, Inc. Project Series 2006 (XLCA) (NR/NR)
11,350,000	5.250	11/01/36	11,372,927
Forest Creek Community Development District RB for Capital Improvement Series 2010 (NR/NR)
985,000	7.000	11/01/13	956,061
Gateway Services District Water & Sewer RB Refunding Series 2003 (NR/NR)
1,620,000	6.000	10/01/19	1,630,238
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
5,310,000	5.000	06/01/38	5,117,088
Hammocks Community Development District Special Assessment Series 2005 B (NR/NR)
580,000	4.875	11/01/10	567,803
Harbour Isles Community Development District Special Assessment Series 2004 (NR/NR)
3,075,000	6.125	05/01/35	2,894,836
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
8,310,000	5.600	05/01/36	6,765,420

Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
1,155,000	6.200	05/01/35	1,180,468
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
6,890,000	5.550	05/01/37	5,012,544
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,540,000	5.700	05/01/36	2,105,050
Highlands Community Development District Special Assessment Series 2005 (NR/NR)(h)
3,730,000	5.550	05/01/36	1,993,983
Hillsborough County IDA RB for Health Facilities RMKT 8/06/09 Series 2008 B (BBB/NR)(i)
4,980,000	8.000	08/15/19	6,468,223
JEA Florida St. Johns River Power Park System RB Series 2009 (AA-/Aa2)
2,840,000	5.500	10/01/34	2,981,744
Killarney Community Development District Special Assessment Series 2004 A (NR/NR)(h)
2,395,000	6.000	05/01/35	1,213,858
Killarney Community Development District Special Assessment Series 2004 B (NR/NR)(h)
1,750,000	5.125	05/01/16	875,000
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A (NR/NR)
1,855,000	7.450	05/01/22	1,866,056
3,345,000	7.500	05/01/32	3,364,367
Lakewood Ranch Stewardship District BANS Series 2009 (NR/NR)
15,395,000	7.500	06/01/11	15,507,999
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
4,240,000	7.210	08/01/17	4,145,999
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
10,015,000	5.000	05/01/13	8,859,469
Landmark At Doral Community Development District Special Assessment Series 2006 A (NR/NR)(h)
4,000,000	5.500	05/01/38	1,280,000
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB/NR)
19,960,000	5.125	11/15/36	17,154,622
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
40,000	5.000	11/15/10	40,047
60,000	5.000	11/15/11	60,552
1,000,000	5.000	11/15/13	1,009,690
4,000,000	5.000	11/15/22	3,787,360
10,000,000	5.000	11/15/29	8,768,000
Live Oak Community Development District No. 2 Special Assessment Series 2004 A (NR/NR)
8,575,000	5.850	05/01/35	7,552,689

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)

Live Oak Community Development District No. 2 Special Assessment Series 2010 (NR/NR)
$6,780,000	7.360%	11/01/20	$7,003,198
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
5,730,000	5.400	05/01/30	4,544,520
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
2,715,000	5.375	05/01/30	2,434,622
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
1,900,000	5.450	05/01/36	1,804,544
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(h)
4,455,000	5.250	05/01/15	1,782,000
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2007 B (NR/NR)(h)
2,915,000	6.150	11/01/14	1,136,850
Mediterra North Community Development District RB for Capital Improvement Series 2001 A (NR/NR)
4,135,000	6.800	05/01/31	4,157,867
Mediterra South Community Development District RB for Capital Improvement Series 1999 A (NR/NR)
415,000	6.950	05/01/31	415,008
Mediterra South Community Development District RB for Capital Improvement Series 2001 (NR/NR)
1,315,000	6.850	05/01/31	1,320,904
Mediterra South Community Development District RB Capital Improvement Series 2003 B (NR/NR)
1,195,000	7.250	03/01/15	1,200,879
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+/NR)
5,130,000	5.375	11/15/28	4,778,441
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2001 A (BB+/Ba1)
1,860,000	6.125	11/15/11	1,901,627
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Florida Project Series 2004 (BB+/Ba1)
13,600,000	6.750	11/15/29	13,876,488
Miami-Dade County Aviation RB Series 2010 A (A-/A2)
2,700,000	5.375	10/01/35	2,832,975
12,000,000	5.375	10/01/41	12,494,040
Miami-Dade County Special Obligation Subseries 1997 B (NATL-RE) (A/A2)(f)
20,000,000	0.000	10/01/29	6,273,200
32,855,000	0.000	10/01/33	7,500,139
8,340,000	0.000	10/01/34	1,764,744
Middle Village Community Development District Special Assessment Series 2004 A (NR/NR)
4,795,000	5.800	05/01/22	4,735,206
6,610,000	6.000	05/01/35	6,363,381

New River Community Development District Special Assessment Series 2006 A (NR/NR)(h)
2,330,000	5.350	05/01/38	1,048,500
New River Community Development District Special Assessment Series 2006 B (NR/NR)(h)
13,905,000	5.000	05/01/13	6,257,250
Orange County Health Facilities Authority RB Refunding for Orlando Lutheran Healthcare Series 2005 (NR/NR)
1,100,000	5.375	07/01/20	1,066,274
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
680,000	6.125	05/01/35	683,584
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)(f)
1,326,763	0.000	05/01/35	861,308
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)(f)
3,088,091	0.000	05/01/17	2,475,105
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(h)
210,000	6.125	05/01/35	2,100
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(h)
1,200,000	5.125	05/01/16	12,000
Parker Road Community Development District Special Assessment Series 2007 A (NR/NR)
2,435,000	5.600	05/01/38	1,339,250
Parklands Lee Community Development District Special Assessment Series 2004 A (NR/NR)(h)
3,765,000	5.800	05/01/35	1,882,500
Parklands Lee Community Development District Special Assessment Series 2004 B (NR/NR)
230,000	5.125%	05/01/11	115,000
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(h)
10,095,000	5.400	05/01/36	2,321,850
Pine Island Community Development District RB Series 2004 (NR/NR)
1,355,000	5.300	11/01/10	1,219,500
Pine Island Community Development District Special Assessment Series 2004 (NR/NR)
5,345,000	5.750	05/01/35	3,567,574
Reunion East Community Development District Special Assessment Series 2002 A (NR/NR)
16,075,000	7.200	05/01/22	11,564,034
River Hall Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
6,615,000	5.450	05/01/36	3,340,178
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
3,350,000	5.500	05/01/15	3,077,444
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,592,865

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)

Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
$1,570,000	7.500%	05/01/16	$1,493,321
Shingle Creek Community Development District Special Assessment for Capital Improvement Series 2006 (NR/NR)(h)
1,580,000	5.750	05/01/15	628,050
7,995,000	6.100	05/01/25	3,178,013
20,980,000	6.125	05/01/37	8,339,550
South Bay Community Development District Special Assessment for Capital Improvement Series 2005 B-1 (NR/NR)(h)
230,000	5.125	11/01/19	69,000
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
1,890,000	6.200	11/01/40	1,867,037
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)
7,910,000	5.800	05/01/35	3,717,146
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(h)
3,265,000	5.850	05/01/34	1,647,584
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,765,000	6.500	11/15/39	6,346,919
Sterling Hill Community Development District Special Assessment Series 2003 B (NR/NR)
475,000	5.500	11/01/10	379,991
Stonelake Ranch Community Development District Special Assessment Series 2004 A (NR/NR)
3,275,000	5.900	05/01/34	3,020,958
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT) (NR/NR)
6,240,000	6.800	10/01/32	6,241,123
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT) (NR/NR)
4,270,000	6.900	10/01/34	4,270,769
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B (NR/NR)(h)
100,000	5.000	05/01/15	32,000
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
1,245,000	5.850	05/01/35	1,249,345
Village Center Community Development District Recreational RB Subseries 1998 B (NR/NR)
1,415,000	8.250	01/01/17	1,426,702
Village Center Community Development District Recreational RB Subseries 1998 C (NR/NR)
1,830,000	7.375	01/01/19	1,837,832
Village Center Community Development District Recreational RB Subseries 2003 B (NR/NR)
4,005,000	6.350	01/01/18	4,148,699

Village Center Community Development District Recreational RB Subseries 2004 B (NR/NR)
4,565,000	5.875	01/01/15	4,813,427
Village Community Development District No. 8 Special Assessment Refunding Series 2010 (NR/NR)
10,000,000	6.125	05/01/39	10,280,000
Villasol Community Development District RB Series 2003 A (NR/NR)
3,825,000	6.600	05/01/34	3,347,946
Water’s Edge Community Development District RB for Capital Improvement Series 2006 B (NR/NR)
1,110,000	5.000	11/01/12	613,330
Wentworth Estates Community Development District Special Assessment Series 2006 A (NR/NR)
2,675,000	5.625	05/01/37	1,003,125
Wentworth Estates Community Development District Special Assessment Series 2006 B (NR/NR)(h)
7,590,000	5.125	11/01/12	2,846,250
West Villages Improvement District Special Assessment Unit of Development No. 3 Series 2006 (NR/NR)
11,950,000	5.500	05/01/37	5,979,900
World Commerce Community Development District Special Assessment Series 2004 A-1 (NR/NR)(h)
925,000	6.250	05/01/22	323,963
Zephyr Ridge Community Development District Special Assessment for Capital Improvement Series 2006 B (NR/NR)(h)
1,790,000	5.250	05/01/13	716,000

			515,317,913

Georgia – 2.0%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/NR)
8,420,000	7.500	01/01/31	8,802,015
Atlanta Tax Allocation for Eastside Project Series 2005 B (A-/NR)
1,085,000	5.400	01/01/20	1,119,167
1,750,000	5.600	01/01/30	1,754,165
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BB+/Baa3)
5,675,000	5.500	01/01/34	5,366,677
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (CCC+/NR)
8,000,000	8.750	06/01/29	9,096,080
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 B (AMT) (CCC+/NR)
8,750,000	9.000	06/01/35	9,480,538
Fulton County Development Authority RB for Delta Airlines, Inc. Project Series 1998 (NR/NR)(h)
3,900,000	5.450	05/01/23	263,835
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,525,000	5.250	11/01/28	2,142,134

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)

Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A (NR/NR)
$1,750,000	6.125%	02/15/34	$1,631,840
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,514,375
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/NR)(d)
46,820,000	0.844	10/01/33	31,248,604
Richmond County Development Authority Environmental Improvement RB for International Paper Co. Projects Series 2006 A (AMT) (BBB/Baa3)
5,000,000	5.000	08/01/30	4,876,850

			78,296,280

Guam – 1.5%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B/NR)
2,500,000	6.625	12/01/30	2,552,475
2,700,000	6.875	12/01/40	2,764,017
Guam Government GO Bonds Series 2009 A (B+/NR)
6,000,000	6.750	11/15/29	6,826,380
24,075,000	7.000	11/15/39	27,186,453
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-/NR)
2,400,000	5.375	12/01/24	2,618,088
3,000,000	5.625	12/01/29	3,236,760
2,750,000	5.750	12/01/34	2,928,942
Guam Power Authority RB Series 2010 A (BBB/Ba1)
11,705,000	5.500	10/01/40	12,160,676

			60,273,791

Hawaii – 0.1%
Hawaii State Department of Budget and Finance Special Purpose RB for 15 Craigside Project Series 2009 A (NR/NR)
1,000,000	8.750	11/15/29	1,170,050
2,700,000	9.000	11/15/44	3,126,060

			4,296,110

Idaho – 0.2%
Madison County Hospital Revenue COPS Series 2006 (BBB-/NR)
1,000,000	5.250	09/01/20	997,660
3,145,000	5.250	09/01/26	2,978,284
4,085,000	5.250	09/01/37	3,584,710

			7,560,654

Illinois – 2.7%
Bellwood Village Cook County Illinois GO Bonds Series 2006 B (XLCA) (NR/NR)
4,915,000	4.500	12/01/29	4,434,215

Chicago Illinois O’Hare International Airport Special Facility RB Refunding for American Airlines, Inc. Project Series 2007 (NR/Caa2)
17,400,000	5.500	12/01/30	14,087,736
Chicago Illinois Special Assessment for Lake Shore East Series 2003 (NR/NR)
5,000,000	6.750	12/01/32	4,837,900
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
200,000	5.400	03/01/16	194,338
1,450,000	5.625	03/01/36	1,175,268
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB-/NR)
2,130,000	5.000	02/15/15	2,124,100
6,000,000	5.375	02/15/25	5,565,600
4,000,000	5.625	02/15/37	3,528,960
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
28,740,000	6.750	10/01/46	20,140,417
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2007 A (BBB-/NR)
4,500,000	5.750	05/15/31	4,285,935
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2010 (BBB-/NR)
2,250,000	6.125	05/15/27	2,279,970
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
6,000,000	6.000	05/15/39	6,368,400
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba1)
5,600,000	5.125	01/01/25	5,060,104
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Senior Series 2004 A (NR/Ca)(h)
6,905,000	5.000	06/01/24	4,004,900
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(h)
2,075,000	5.000	06/01/24	560,250
4,000,000	5.375	06/01/35	1,080,000
Illinois Finance Authority Water Facilities RB Capital Appreciation for American Water Capital Corp. Project Series 2009 (BBB+/Baa2)
2,000,000	5.250	10/01/39	2,051,860
Illinois Finance Authority Water Facilities RB for American Water Capital Corp. Project Series 2010 (BBB+/Baa2)
10,500,000	5.250	05/01/40	10,785,810
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,805,000	6.250	03/01/34	1,608,454
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (A-/NR)
1,900,000	5.125	08/15/19	2,021,125
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)
4,645,000	6.000	03/01/36	3,756,411

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)

Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2 (NR/NR)
$2,402,000	5.000%	03/01/16	$2,176,957
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
4,154,000	5.750	03/01/36	3,418,451

			105,547,161

Indiana – 1.0%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BBB-/NR)
1,355,000	5.000	10/01/24	1,358,713
1,500,000	5.000	10/01/32	1,462,875
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa3)
3,250,000	5.250	08/01/36	3,040,765
Indiana Finance Authority Environmental Improvement RB Refunding for United States Steel Corp. Project Series 2010 (BB/Ba2)
9,750,000	6.000	12/01/26	10,395,645
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/NR)(h)
7,798,284	6.500	11/15/31	7,798
Indianapolis Local Public Improvement Bond Bank RB for Waterworks Project Series 2009 A (AA-/A1)
15,000,000	5.750	01/01/38	16,972,200
Jasper County Industrial Economic Development RB Refunding for Georgia Pacific Corp. Project Series 2000 (AMT) (NR/Ba3)
2,570,000	6.700	04/01/29	2,573,726
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(b)
2,000,000	5.500	09/01/27	1,984,680

			37,796,402

Iowa – 0.1%
Coralville Iowa COPS Series 2006 D (NR/A1)
2,250,000	5.250	06/01/26	2,373,728
Coralville Iowa Urban Renewal Tax Allocation Series 2007 C (NR/A2)
500,000	5.125	06/01/39	487,860
850,000	5.000	06/01/47	803,658
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,260,692

			4,925,938

Kansas – 0.4%

Wyandotte County/Kansas City Unified Government Sales Tax Special Obligation RB Turbo Capital Appreciation for Redevelopment Project Area B, Major Multi-Sport Athletic Complex Project Subseries 2010 B (NR/NR)(f)

25,000,000	0.000	06/01/21	14,067,250

Kentucky – 0.6%
Kentucky Economic Development Finance Authority Health System RB for Norton Healthcare, Inc. Series 2000 B (NATL-RE) (A/Baa1)(f)
1,720,000	0.000	10/01/22	928,387
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
8,000,000	6.375	06/01/40	8,605,120
9,000,000	6.500	03/01/45	9,729,450
Kentucky Economic Development Finance Authority Hospital System RB Refunding & Improvement for Appalachian Regional Healthcare, Inc. Project Series 1997 (BB-/NR)
500,000	5.700	10/01/10	500,000
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)(b)
2,340,000	17.630	11/11/14	3,508,479

			23,271,436

Louisiana – 1.9%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital RB for Woman’s Hospital Foundation Project Series 2010 A (BBB+/A3)
18,500,000	5.875	10/01/40	19,171,550
20,015,000	6.000	10/01/44	20,776,170
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa2)
7,470,000	6.500	01/01/40	7,953,683
St. John Baptist Parish Louisiana RB for Marathon Oil Corp. Series 2007 A (BBB+/Baa1)
24,640,000	5.125	06/01/37	24,727,965

			72,629,368

Maryland – 0.8%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	613,506
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004 (NR/NR)
4,583,000	6.250	09/01/33	4,322,456
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
2,798,000	6.500	07/01/31	2,830,849
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003 (NR/NR)
3,725,000	7.000	07/01/33	3,874,819
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Baa3)
2,590,000	5.000	09/01/30	2,413,621
Maryland State Economic Development Corp. Port Facilities RB Refunding for CNX Marine Terminals, Inc. Port of Baltimore Facility Series 2010 (BB/NR)
5,000,000	5.750	09/01/25	5,159,700
Maryland State Health and Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BBB-/Baa3)
9,500,000	5.75	07/01/38	9,382,295

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)

Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
$3,000,000	5.500%	07/01/42	$3,026,610

			31,623,856

Massachusetts – 0.9%
Massachusetts State Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+/NR)
2,235,000	5.625	04/01/19	2,238,531
2,000,000	5.625	04/01/29	1,870,320
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-/NR)
5,000,000	5.250	07/01/30	4,002,800
7,530,000	5.500	07/01/40	5,930,101
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
8,660,000	8.000	10/01/39	9,984,201
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
10,000,000	5.750	07/01/39	10,532,100

			34,558,053

Michigan – 3.3%
Detroit Michigan GO Bonds Series 2003 A (XLCA) (BB/Ba3)
1,845,000	5.250	04/01/15	1,801,827
2,935,000	5.250	04/01/18	2,738,267
Detroit Michigan Limited Tax GO Bonds for Capital Improvement Series 2008 A-1 (BB/B1)
8,175,000	5.000	04/01/16	7,815,054
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC) (Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	4,122,195
3,000,000	6.000	05/01/21	3,538,590
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Floating LIBOR Notes 2006 D (AGM) (AAA/Aa3)(d)
14,610,000	0.794	07/01/32	10,011,941
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (BB+/Ba1)
1,460,000	5.375	07/01/20	1,440,845
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 B (BB+/Ba1)
3,630,000	5.375	07/01/28	3,274,006
Michigan Municipal Bond Authority State Aid Revenue Notes for Detroit School District Series 2010 B (SP-1/NR)
10,000,000	5.000	03/21/11	10,007,600
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 (A-/A2)
4,000,000	5.625	07/01/20	4,533,600
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A-/NR)(c)
5,000,000	5.250	08/01/14	5,656,050

Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-2 (A-/NR)(c)
5,000,000	5.500	08/01/16	5,657,300
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (BB/NR)(f)
196,775,000	0.000	06/01/52	3,170,045
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (BB-/NR)(f)
70,100,000	0.000	06/01/52	1,485,419
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BB+/Baa3)
4,000,000	5.375	06/01/26	3,736,600
3,500,000	5.500	06/01/35	3,111,605
Oakland County Economic Development Corp. Limited Obligation RB for Michigan Motion Picture Studios Series 2010 (NR/NR)
10,000,000	7.000	08/01/40	10,262,700
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
40,000,000	8.250	09/01/39	48,546,400
Wayne Charter County Special Airport Facilities RB for Northwest Airlines, Inc. Series 1995 (NR/NR)(h)
3,250,000	6.750	12/01/15	74,656

			130,984,700

Minnesota – 0.4%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB-/NR)
7,500,000	7.250	06/15/32	7,615,650
Washington County Housing & Redevelopment Authority RB for Birchwood & Woodbury Projects Series 2007 A (NR/NR)
7,475,000	5.625	06/01/37	7,018,876

			14,634,526

Mississippi – 0.1%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
2,985,000	5.250	12/01/21	3,042,909
1,825,000	5.250	12/01/26	1,795,599

			4,838,508

Missouri – 0.4%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)
1,535,000	6.000	07/01/37	920,371
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)
11,000,000	6.000	07/01/25	6,578,220
3,000,000	6.000	07/01/37	1,799,010

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Missouri – (continued)

Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A (NR/NR)
$250,000	5.250%	10/01/21	$201,140
385,000	5.400	10/01/26	288,511
Jennings Missouri Tax Increment RB Refunding for Northland Redevelopment Area Project Series 2006 (NR/NR)
900,000	5.000	11/01/23	826,866
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A (NR/NR)
2,500,000	6.500	01/01/35	2,352,000
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (NR/Baa3)
1,265,000	6.250	01/01/30	1,249,529
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
1,000,000	5.000	06/01/35	977,750
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000	5.750	04/01/27	1,029,562
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	562,073

			16,785,032

Nevada – 0.7%
Clark County Improvement District No. 142 Local Improvement Special Assessment Series 2003 (NR/NR)
1,365,000	5.800	08/01/15	1,380,288
4,685,000	6.100	08/01/18	4,689,029
3,740,000	6.375	08/01/23	3,696,130
Clark County Industrial Development RB Refunding for Nevada Power Co. Project Series 1995 C (BB+/NR)
710,000	5.500	10/01/30	710,036
Director of the State of Nevada Department of Business & Industry Second Tier RB for Las Vegas Monorail Project Series 2000 (NR/NR)(h)
3,000,000	7.250	01/01/23	15,000
1,250,000	7.375	01/01/30	6,250
16,000,000	7.375	01/01/40	80,000
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,745,000	4.800	03/01/15	939,543
2,000,000	4.900	03/01/17	1,071,200
2,475,000	5.000	03/01/20	1,320,858
2,490,000	5.100	03/01/21	1,327,892
800,000	5.100	03/01/22	426,392
2,325,000	5.125	03/01/25	1,237,830
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,370,000	5.000	09/01/25	1,079,149

Las Vegas Local Improvement District No. 607 Special Assessment Series 2004 (NR/NR)
1,285,000	5.900	06/01/17	1,245,769
1,325,000	5.900	06/01/18	1,268,290
485,000	6.000	06/01/19	459,271
4,835,000	6.250	06/01/24	4,559,356

			25,512,283

New Hampshire – 0.1%
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-/NR)
1,000,000	5.500	07/01/25	1,001,140
1,400,000	5.875	07/01/34	1,405,586
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
1,050,000	5.250	06/01/26	1,022,606
2,050,000	5.250	06/01/36	1,890,018

			5,319,350

New Jersey – 1.8%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005 A (NR/NR)
710,000	5.750	01/01/25	657,219
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (AA-/Aa3)
1,640,000	5.000	09/01/34	1,741,582
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
7,500,000	5.500	04/01/28	6,076,800
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
9,000,000	6.250	09/15/29	8,708,940
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
820,000	6.500	07/01/21	816,769
500,000	6.625	07/01/31	460,650
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
30,070,000	6.625	07/01/38	31,672,430
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB-/Baa2)
1,500,000	6.875	07/01/30	1,501,425
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 B (BBB-/Baa3)
10,840,000	5.250	07/01/23	10,680,869
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (GO OF CITY) (NR/Aa3)
2,000,000	6.750	12/01/38	2,327,960
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (BB-/NR)(f)
164,600,000	0.000	06/01/41	7,061,340

			71,705,984

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)

New Mexico – 0.6%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BB+/Baa3)
$12,000,000	5.900%	06/01/40	$12,455,040
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 A (BB+/Baa3)
2,800,000	4.875	04/01/33	2,641,184
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BB+/Baa3)
6,925,000	4.875	04/01/33	6,532,214
Mariposa East Public Improvement District GO Bonds Series 2006 (NR/NR)
500,000	5.500	09/01/16	477,135
1,000,000	6.000	09/01/32	799,870

			22,905,443

New York – 1.7%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,567,155
Hudson Yards Infrastructure Corp. RB Senior Series 2006 A (A/A2)
25,000,000	5.000	02/15/47	24,873,750
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2001 B (BB+/Baa3)
965,000	6.375	07/01/31	976,165
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2002 C (BB+/Baa3)
1,405,000	6.450	07/01/32	1,426,201
New York City Industrial Development Agency PILOT RB Capital Appreciation for Yankee Stadium Project Series 2009 (ASSURED GTY) (AAA/Aa3)(f)
10,430,000	0.000	03/01/44	1,626,871
5,690,000	0.000	03/01/45	833,927
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AAA/Aa3)
1,000,000	6.125	01/01/29	1,144,060
3,000,000	6.375	01/01/39	3,370,230
5,000,000	6.500	01/01/46	5,659,600
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa2)
15,355,000	5.400	07/01/20	12,917,394
New York City Industrial Development Agency Special Facility RB for Terminal One Group Association, LP Project Series 1994 (AMT) (CCC+/Caa2)
7,365,000	6.900	08/01/24	6,844,368

Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A/A3)
5,000,000	5.125	09/01/40	5,170,550

			66,410,271

North Carolina – 0.2%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT) (NR/NR)
6,760,000	5.600	07/01/27	5,937,376
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa3)
1,000,000	5.700	05/01/34	1,038,580
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
500,000	5.250	09/01/21	493,045
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
1,500,000	5.250	10/01/24	1,489,725

			8,958,726

North Dakota – 0.0%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+/NR)
1,500,000	5.125	07/01/29	1,431,225

Ohio – 5.0%
Bowling Green City Student Housing RB for CFP I LLC – Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	7,122,430
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BBB/Baa3)
17,385,000	5.875	06/01/47	12,697,309
115,270,000	6.500	06/01/47	92,284,009
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
30,450,000	5.375	09/15/27	26,426,033
Cleveland Airport Special RB Refunding for Continental Airlines, Inc. Series 1999 (AMT) (CCC+/B3)
8,135,000	5.700	12/01/19	7,567,258
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
15,540,000	5.000	01/01/27	14,759,270
15,000,000	5.000	01/01/37	13,597,050
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A (NR/NR)
900,000	5.000	12/01/22	688,401
1,000,000	5.000	12/01/32	672,400
Ohio Air Quality Development Authority PCRB Refunding for FirstEnergy Solutions Corp. Series 2009 C (BBB-/Baa1)
6,000,000	5.625	06/01/18	6,649,680

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Ohio – (continued)

Ohio Air Quality Development Authority RB Refunding for Columbus Southern Power Co. Project Series 2009 B (BBB/A3)(c)
$3,000,000	5.800%	12/01/38	$3,217,650
Ohio State Water Development Authority PCRB Refunding for FirstEnergy Solutions Corp. Series 2009 A (BBB-/Baa1)(c)
6,000,000	5.875	06/01/16	6,679,560
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A (NR/NR)
2,500,000	6.250	12/01/36	2,079,625

			194,440,675

Oklahoma – 0.7%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
4,725,000	5.000	12/01/27	4,540,489
Tulsa Municipal Airport Trust RB for American Airlines, Inc. Project Series 1995 (B-/Caa2)
21,000,000	6.250	06/01/20	20,189,610
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,200,000	6.000	05/01/25	2,073,588
1,365,000	6.000	05/01/31	1,215,901

			28,019,588

Oregon – 0.2%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,750,000	5.500	03/01/37	4,469,845
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 Class VII (AMT) (BB-/Ba3)
1,085,000	6.350	08/01/25	1,085,109
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C (AMT) (NR/NR)
2,470,000	7.000	12/01/34	2,427,343

			7,982,297

Pennsylvania – 5.9%
Allegheny County Hospital Development Authority RB for West Pennsylvania Health System Series 2007 A (BB-/B1)
55,605,000	5.000	11/15/28	44,186,513
100,240,000	5.375	11/15/40	76,263,595
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (NR/Ca)
6,115,000	6.000	11/15/16	5,520,133
Chester Economic Development Authority RB Series 2004 (MUN GOVT GTD) (NR/NR)
8,640,000	7.000	03/01/19	9,169,459
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(d)
48,000,000	1.082	05/01/37	34,311,360
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005 (NR/NR)
1,720,000	5.125	02/01/12	1,741,930
1,775,000	5.300	02/01/13	1,811,352
2,000,000	6.125	02/01/28	1,840,700

Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy, Inc. Series 2002 A (AMT) (BB-/B1)
3,810,000	6.750	12/01/36	3,951,198
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy, Inc. Series 2003 A (AMT) (BB/B1)
3,715,000	6.750	12/01/36	3,852,678
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy, Inc. Series 2004 A (AMT) (BB-/B1)
11,235,000	6.750	12/01/36	11,662,492
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward LLC Project Series 2001 A (AMT) (BB-/B1)
6,665,000	6.750	12/01/36	6,912,005
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Exelon Generation Co. LLC Project Series 2009 A (NR/A3)(c)
2,000,000	5.000	06/01/12	2,110,280
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/32	8,048,462
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 A (CCC+/Caa3)
1,000,000	7.500	05/01/20	1,004,650
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (CCC+/Caa3)
2,500,000	8.000	05/01/29	2,608,325
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-/NR)
3,000,000	5.250	09/01/26	2,777,070
3,000,000	5.250	09/01/31	2,665,200
2,000,000	5.250	09/01/36	1,744,860
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-/NR)
500,000	6.150	07/01/14	471,410
4,825,000	6.200	07/01/17	4,306,891
6,840,000	6.250	07/01/20	5,768,993

			232,729,556

Puerto Rico – 8.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)
13,225,000	6.000	07/01/38	14,337,487
9,615,000	6.000	07/01/44	10,352,663
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2007 A (BBB-/A3)
1,750,000	5.250	07/01/31	1,810,025
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2007 A (FGIC) (BBB-/A3)
1,000,000	5.500	07/01/22	1,097,050

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)

Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A (BBB-/A3)
$2,660,000	5.125%	07/01/31	$2,669,842
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (A/A3)
20,115,000	5.250	07/01/35	21,175,865
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (BBB/A3)(d)
48,250,000	0.887	07/01/45	27,835,907
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (BBB+/A3)(f)
20,445,000	0.000	07/01/43	2,486,521
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (FGIC) (BBB+/A3)
3,570,000	5.500	07/01/21	3,928,642
3,000,000	5.500	07/01/22	3,291,150
Puerto Rico Electric Power Authority RB Series 2007 TT (BBB+/A3)
13,040,000	5.000	07/01/32	13,330,792
Puerto Rico Electric Power Authority RB Series 2010 XX (BBB+/A3)
10,000,000	5.250	07/01/40	10,464,900
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BBB-/A3)
2,060,000	5.500	07/01/21	2,216,869
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 F (CIFG-TCRS) (COMWLTH GTD) (BBB-/A3)
11,500,000	5.250	07/01/17	12,604,230
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M (COMWLTH GTD) (BBB-/A3)
2,000,000	6.250	07/01/23	2,342,760
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 P (COMWLTH GTD) (BBB-/A3)
1,000,000	6.125	07/01/23	1,126,270
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 Q (COMWLTH GTD) (BBB-/A3)
6,000,000	5.625	07/01/39	6,283,980
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC-Government Development Bank for Puerto Rico) (BBB-/Baa1)(c)
845,000	5.750	02/01/12	876,654
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC-Government Development Bank for Puerto Rico) (NATL-RE) (A/Baa1)(c)
9,585,000	5.250	02/01/12	9,882,327
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A1)
45,000,000	6.000	08/01/42	49,694,850
20,000,000	6.500	08/01/44	22,806,400

Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (A+/A1)
8,500,000	5.375	08/01/39	8,987,645
20,000,000	5.500	08/01/42	21,257,200
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A1)
4,000,000	5.000	08/01/35	4,153,880
4,000,000	5.250	08/01/41	4,200,120
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A1)(g)
27,750,000	0.000	08/01/32	23,873,047
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A1)(g)
25,000,000	0.000	08/01/39	4,254,000
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2010 A (A+/A1)(f)
10,000,000	0.000	08/01/33	7,064,200
Puerto Rico Sales Tax Financing Corp. RB Rolls RR II R-11758-1 Series 2009 (AA-/NR)(a)(b)
16,665,000	15.741	12/01/47	21,574,176
Puerto Rico Sales Tax Financing Corp. RB Series 2007 A (AA-/Aa2)
1,000,000	5.250	08/01/57	1,050,770

			317,030,222

Rhode Island – 0.1%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 A (BB/NR)(f)
68,950,000	0.000	06/01/52	1,179,045
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (BB-/NR)(f)
85,300,000	0.000	06/01/52	1,511,516

			2,690,561

South Carolina – 0.4%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
4,190,000	6.875	11/01/35	3,436,345
Lancaster County Assessment Special Assessment for Edenmoor Improvement District Series 2006 A (NR/NR)(h)
4,865,000	5.750	12/01/37	1,702,750
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B+/B1)
12,230,000	5.700	01/01/24	11,799,504

			16,938,599

South Dakota – 0.2%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (AA-/A1)
5,000,000	5.000	11/01/40	5,032,100
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (AA-/A1)
1,500,000	5.250	11/01/29	1,562,565
2,500,000	5.500	11/01/40	2,606,850

			9,201,515

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)

Tennessee – 1.0%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
$1,675,000	5.125%	04/01/23	$1,467,015
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-/NR)
560,000	5.000	10/01/15	577,937
11,710,000	5.000	10/01/25	11,163,377
14,500,000	5.125	10/01/35	13,505,735
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A (NR/NR)
1,000,000	6.250	02/15/32	987,150
Knox County Tennessee Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,000,000	5.250	04/01/36	1,994,420
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT) (NR/NR)(c)
8,990,000	5.750	04/01/25	5,841,792
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	1,972,000

			37,509,426

Texas – 10.1%
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (CCC+/NR)
73,225,000	5.250	12/01/29	54,454,504
29,000,000	5.750	12/01/29	23,379,800
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
185,000	9.750	01/01/26	185,925
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
9,540,000	9.750	01/01/26	9,587,700
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,394,527
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CCC/Caa3)
17,740,000	5.000	03/01/41	7,084,824
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (CCC/Caa3)(c)
4,045,000	5.750	11/01/11	3,842,790
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CCC/Caa3)
9,275,000	6.750	10/01/38	4,534,547
Dallas County Flood Control District No. 1 GO Bonds Refunding Series 2002 (NR/NR)(b)
6,000,000	7.250	04/01/32	6,283,680

Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (CCC+/Caa2)
15,230,000	6.000	11/01/14	14,754,824
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1999 (AMT) (GTY AGMT) (CCC+/Caa2)
51,785,000	6.375	05/01/35	43,099,620
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for Delta Airlines, Inc. Series 1991 (NR/NR)(h)
3,250,000	7.625	11/01/21	213,525
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding for American Airlines, Inc. Series 2007 (AMT) (CCC+/NR)
22,200,000	5.500	11/01/30	17,006,310
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Series 2001 A-1 (AMT) (NR/Ba2)
17,100,000	6.150	01/01/16	17,155,917
Gulf Coast Waste Disposal Authority RB Refunding Series 2002 A (AMT) (BBB/Baa3)
8,265,000	6.100	08/01/24	8,442,450
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
18,335,000	5.500	07/01/34	20,072,241
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (CCC+/B3)
1,000,000	5.700	07/15/29	865,190
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power and Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
5,200,000	6.300	11/01/29	5,823,636
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
2,025,000	5.500	02/15/25	1,941,448
4,115,000	5.625	02/15/35	3,890,774
Metro Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (AAA/Aaa)(i)
4,200,000	7.200	01/01/11	4,267,368
5,000,000	7.250	01/01/11	5,080,800
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	28,302,895
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)
53,205,000	5.750	01/01/38	56,227,576
Rio Grande Valley Health Facilities Development Corp. Texas Hospital RB for Valley Health Medical Centre Project Series 1992 A (NATL-RE) (A/Baa1)
4,040,000	6.375	08/01/22	4,054,100
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (CCC/Caa3)
5,950,000	5.200	05/01/28	2,612,467
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2000 A (AMT) (CCC/Caa3)
7,110,000	6.450	06/01/21	3,550,094

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)

Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2001 A (CCC/Caa3)(c)
$19,065,000	5.500%	11/01/11	$18,539,378
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB/NR)
4,180,000	5.125	05/15/37	3,706,657
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	8,142,150
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health System Project Series 2001 (BBB+/Ba1)
2,000,000	6.750	05/15/21	2,050,440
Tomball Hospital Authority RB Refunding Series 2005 (NR/Baa3)
250,000	5.000	07/01/15	262,885
8,650,000	5.000	07/01/20	8,590,142
5,850,000	5.000	07/01/23	5,584,117

			396,985,301

U.S. Virgin Islands – 0.2%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2010 A (BBB/Baa2)
4,300,000	5.000	10/01/29	4,408,790
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Capital Projects Series 2009 A-1 (BBB/Baa2)
2,000,000	5.000	10/01/39	2,007,180
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009A (BBB-/Baa3)
2,000,000	6.000	10/01/39	2,158,400

			8,574,370

Utah – 0.1%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
2,360,000	6.375	08/15/11	2,364,224

Vermont – 0.0%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A (NR/NR)
1,300,000	5.250	05/01/26	1,151,579

Virginia – 0.3%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	939,320
Bedford County IDA RB Refunding for Nekoosa Packaging Corp. Project Series 1998 (AMT) (NR/Ba3)
520,000	5.600	12/01/25	496,948
Loudoun County IDA Residential Care Facility RB Refunding for Falcons Landing Series 2004 A (NR/NR)
1,750,000	6.000	08/01/24	1,784,825

Norfolk Redevelopment & Housing Authority RB First Mortgage for Retirement Community Series 2004 A (NR/NR)
500,000	6.000	01/01/25	483,245
1,100,000	6.125	01/01/35	1,015,927
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	693,731
1,000,000	5.300	09/01/31	882,490
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005 (NR/NR)
500,000	5.000	11/01/22	478,095
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,635,320

			11,409,901

Washington – 0.5%
Port of Camas – Washougal Public Industrial Corp. PCRB Refunding for James River Project Series 1993 (BB-/NR)
2,465,000	6.700	04/01/23	2,467,169
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(a)(b)(c)
3,955,000	15.828	12/14/17	6,204,248
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(a)(b)(c)
4,150,000	15.835	12/14/17	6,344,354
Terrace Heights Sewer District RB Refunding for Capital Improvement Series 2006 (NR/NR)
680,000	4.750	01/01/29	663,741
1,075,000	5.000	01/01/33	1,041,267
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AAA/Aa3)
750,000	6.000	08/15/39	823,373
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AAA/Aa3)
1,750,000	6.000	08/15/39	1,921,202

			19,465,354

West Virginia – 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co.-Amos Project Series 2010 A (BBB/Baa2)
4,000,000	5.375	12/01/38	4,092,760

Wisconsin – 2.4%
Kaukauna Wisconsin Environmental Improvement RB for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
6,510,000	5.250	06/01/29	6,433,247
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+/NR)
1,500,000	6.100	05/01/34	1,535,085

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Wisconsin – (continued)

Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
$5,825,000	5.125%	05/15/29	$5,638,076
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
2,200,000	5.000	05/15/36	2,024,814
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-/NR)
3,000,000	5.100	03/01/25	2,925,180
3,800,000	5.250	03/01/35	3,566,376
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
2,450,000	5.250	08/15/19	2,555,130
9,700,000	5.250	08/15/23	9,845,888
7,565,000	5.250	08/15/24	7,648,064
9,715,000	5.250	08/15/25	9,782,519
2,000,000	5.250	08/15/31	1,955,240
24,175,000	5.250	08/15/34	23,189,627
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services, Inc. Series 2003 A (BBB+/Baa2)
2,715,000	5.125	08/15/33	2,573,114
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006 (NR/NR)
1,275,000	5.650	08/01/21	1,271,825
2,385,000	5.800	08/01/29	2,315,692
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (BBB+/Baa2)
9,970,000	5.125	08/15/30	9,649,564

			92,909,441

Wyoming – 0.3%
Sweetwater County Wyoming PCRB Refunding for Idaho Power Co. Project Series 2006 (A-/A2)
12,000,000	5.250	07/15/26	13,072,560

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS
(Cost $3,811,877,719)			$3,707,094,981

Other Municipal Debt Obligations – 1.3%

Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2000 (AMT)(NR/Baa2)(b)(c)
$7,000,000	7.750%	11/01/10	$5,740,210
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT)(NR/Baa2)(b)(c)
4,000,000	5.200	09/30/14	2,917,040
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT)(NR/Baa3)(b)(c)
3,000,000	5.400	09/30/14	2,038,050
3,000,000	5.800	09/30/19	2,066,220

Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 A-2 (AMT)(NR/Baa1)(b)(c)
6,000,000	4.900	09/30/14	4,909,860
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 C (AMT)(NR/Baa3)(b)(c)
13,000,000	9.750	09/30/12	12,115,870
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT)(NR/Ba1)(b)(c)
6,000,000	5.900	09/30/20	3,294,120
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT)(NR/Baa2)(b)(c)
8,000,000	5.125	09/30/15	6,625,280
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT)(NR/Baa1)(b)(c)
8,000,000	5.300	09/30/15	5,753,120
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (AMT)(NR/Baa1)(b)(c)
4,000,000	4.950	09/30/12	3,314,040
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT)(NR/Baa3)(b)(c)
3,000,000	5.500	09/30/15	1,977,750

TOTAL OTHER MUNICIPAL DEBT OBLIGATIONS
(Cost $63,764,442)			$50,751,560

Shares	Description	Value

Common Stocks – 0.0%

13,415	Delta Air Lines, Inc.(j)	$156,150
182	United Continental Holdings, Inc.(j)	4,301

TOTAL COMMON STOCKS
(Cost $0)		$160,451

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-Term Investments – 2.4%

Alaska – 0.1%
Valdez Alaska Marine Terminal VDRN RB Refunding for Exxon Mobil Co. Pipeline Project Series 1993 A (A-1+/VMIG1)(d)
$5,600,000	0.230%	10/01/10	$5,600,000

California – 0.2%
Los Angeles Department of Water & Power, Power System VRDN RB Subseries 2001 B-6 (A-1/VMIG1)(d)
6,500,000	0.200	10/01/10	6,500,000

Connecticut – 0.2%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2 (A-1+/VMIG1)(d)
6,300,000	0.220	10/01/10	6,300,000

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-Term Investments – (continued)

Illinois – 0.3%
Chicago Illinois Sales Tax VRDN RB Refunding RMKT 07/17/08 Series 2002 (A-1+/VMIG1)(d)
$4,800,000	0.290%	10/01/10	$4,800,000
Chicago Illinois VRDN GO Bonds Project and Refunding RMKT 03/18/09 Series 2003 B-1(A-1+/VMIG1)(d)
3,150,000	0.240	10/01/10	3,150,000
Chicago Illinois VRDN GO Bonds Project and Refunding Series 2003 B (A-1+/VMIG1)(d)
1,500,000	0.240	10/01/10	1,500,000
Chicago Illinois Water VRDN RB Second Lien Subseries 2000-1 (A-1+/VMIG1)(d)
3,500,000	0.300	10/01/10	3,500,000

			12,950,000

Massachusetts – 0.2%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 1999 R (GO OF INSTN) (A-1+/VMIG1)(d)
6,000,000	0.220	10/01/10	6,000,000

Michigan – 0.2%
Detroit Michigan Tax Anticipation Notes Series 2009 C (NR/VMIG1)(d)
10,000,000	10.000	10/01/10	10,000,000

Mississippi – (0.1%)
Jackson County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (NR/VMIG1)(d)
1,500,000	0.200	10/01/10	1,500,000
Mississippi Business Finance Corp. VRDN RB for Chevron U.S.A. Inc. Project Series 2009 C (NR/VMIG1)(d)
4,200,000	0.200	10/01/10	4,200,000

			5,700,000

Missouri – 0.2%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (A-1+/VMIG1)(d)
1,200,000	0.290	10/01/10	1,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 C (A-1+/VMIG1)(d)
5,000,000	0.220	10/01/10	5,000,000

			6,200,000

New Hampshire – 0.4%
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 A (A-1+/VMIG1)(d)
5,900,000	0.290	10/01/10	5,900,000
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 B (A-1+/VMIG1)(d)
9,000,000	0.290	10/01/10	9,000,000

			14,900,000

New York – 0.2%
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second Generation Resolution Series 2008 BB-1 (A-1/VMIG1)(d)
1,900,000	0.200	10/01/10	1,900,000
New York City VDRN GO Bonds Subseries 1993 A-7 (LOC-JPMorgan Chase Bank, NA) (A-1+/VMIG1)(d)
5,200,000	0.220	10/01/10	5,200,000
New York City VRDN GO Bonds Subseries 1993 A-8 (LOC-JPMorgan Chase Bank, NA) (A-1+/VMIG1)(d)
1,600,000	0.160	10/01/10	1,600,000

			8,700,000

Texas – 0.3%
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities VRDN RB Refunding for ExxonMobil Project Series 2001 A (A-1+/VMIG1)(d)
5,800,000	0.230	10/01/10	5,800,000
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(d)
4,604,000	0.300	10/01/10	4,604,000

			10,404,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $93,254,000)			$93,254,000

Shares	Rate	Value

Investment Companies – 0.1%

JPMorgan Tax Free Money Market Fund – Institutional Shares(d)
3,972,482	0.150%	$3,972,482
Morgan Stanley Institutional Liquidity Fund – Tax-Exempt Portfolio – Institutional Shares(d)
266,616	0.100	266,616

TOTAL INVESTMENT COMPANIES
(Cost $4,239,098)		$4,239,098

TOTAL INVESTMENTS – 98.3%
(Cost $3,973,135,259)		$3,855,500,090

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		65,968,298

NET ASSETS – 100.0%		$3,921,468,388

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Inverse variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $122,522,883, which represents approximately 3.1% of net assets as of September 30, 2010.

(c)	Security with a “Put” feature and resetting interest rates. Maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at September 30, 2010.

(d)	Variable rate security. Except for floating rate notes (for which the final maturity date is disclosed), maturity date disclosed is the puttable date. Interest rate disclosed is that which is in effect at September 30, 2010.

(e)	When-issued security.

(f)	Issued with zero coupon. Income is recognized through the accretion of discount.

(g)	Issued with a zero coupon until the next reset date.

(h)	Security is currently in default.

(i)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(j)	Non-income producing security.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—	Insured by ACE Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp. — Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
BANS	—	Bond Anticipation Notes
BNY	—	Insured by the Bank of New York Mellon Corp.
CA MTG INS	—	Insured by California Mortgage Insurance
CIFG	—	CIFC Assurance North America, Inc.
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA INS	—	Insured by Federal Housing Administration
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF CITY	—	General Obligation of City
GO OF INSTN	—	General Obligation of Institution
GTY AGMT	—	Guaranteed Agreement
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
LOC	—	Letter of Credit
MUN GOVT GTD	—	Municipal Government Guaranteed
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
PCRB	—	Pollution Control Revenue Bond
Q-SBLF	—	Qualified School Board Loan Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax-Exempt Securities
RMKT	—	Remarketed
TCRS	—	Transferable Custodial Receipts
VRDN	—	Variable Rate Demand Note
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At September 30, 2010, the Fund had outstanding swap contracts with the following terms:

CREDIT DEFAULT SWAP CONTRACTS

							Upfront
							Payments
		Notional	Rates		Credit Spread at		made/
	Reference	Amount	received	Termination	September 30, 2010(a)	Market	(received)	Unrealized
Counterparty	Obligation	(000s)	by the Fund	Date	(basis points)	Value	by the Fund	Gain (Loss)

Protection Sold:
Deutsche Bank AG	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$10,000	3.450%	09/20/20	286	$315,952	$—	$315,952
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	10,000	3.000	06/20/19	282	95,818	—	95,818
Morgan Stanley Capital Services, Inc.	MCDX North America 14 Index	13,750	2.450	06/20/15	221	(602,300)	(740,814)	138,514

TOTAL						$(190,530)	$(740,814)	$550,284

(a)	A credit spread on the referenced obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – 94.1%

Alabama – 1.1%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA/NR)(a)(b)(c)
$1,000,000	13.980%	11/03/16	$1,283,080
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
1,780,000	5.750	12/01/36	1,655,115
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	595,137
100,000	5.000	11/15/21	100,129
Mobile Alabama Board of Water & Sewer Commissioners RB Series 2002 (NATL-RE FGIC) (AA-/Aa3)(d)
1,000,000	5.250	01/01/12	1,059,480
Tuscaloosa Alabama Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-/NR)
2,900,000	5.250	06/01/37	2,779,447

			7,472,388

Alaska – 0.8%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AA/Aa2)
4,000,000	5.250	12/01/34	4,098,600
Anchorage Alaska Water RB Refunding Series 2004 (NATL-RE) (AA/NR)(d)
1,000,000	5.125	05/01/14	1,153,150

			5,251,750

Arizona – 1.9%
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(c)(e)
2,170,000	1.270	02/02/15	2,004,885
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (NR/NR)(d)
3,410,000	5.750	07/01/14	4,018,037
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
2,200,000	7.250	02/01/40	2,562,736
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB-/Baa2)(c)
2,000,000	5.500	06/01/14	2,176,880
Northern Arizona University RB Series 2003 (FGIC) (A+/A1)(d)
1,235,000	5.500	06/01/14	1,441,739
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/A3)
500,000	5.000	01/01/26	501,295

			12,705,572

Arkansas – 0.1%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA/FNMA) (AAA/NR)
520,000	5.500	07/01/23	557,424

California – 20.2%
Abag Finance Authority RB for Non-Profit Corps. RB for San Diego Hospital Association Series 2001 A (A-/A3)
1,675,000	6.125	08/15/20	1,700,309
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F-1 (AA/Aa3)
4,000,000	5.500	04/01/43	4,366,040
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AAA/Aa1)
5,000,000	5.000	11/01/39	5,480,750
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	1,137,280
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC) (NR/NR)
1,000,000	5.750	09/01/23	1,041,870
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (AGM) (AAA/Aa2)
2,000,000	5.375	10/01/19	2,150,900
California State Various Purpose GO Bonds Series 2007 (A-/A1)
2,500,000	5.000	06/01/37	2,519,550
California State Various Purpose GO Bonds Series 2009 (A-/A1)
5,000,000	5.250	10/01/25	5,456,150
10,000,000	5.250	10/01/29	10,648,300
5,000,000	6.500	04/01/33	5,880,400
2,750,000	6.000	04/01/38	3,054,755
California State Various Purpose GO Bonds Series 2010 (A-/A1)
1,250,000	6.000	03/01/33	1,409,812
1,500,000	5.500	03/01/40	1,597,350
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A-/NR)
1,435,000	5.750	08/15/38	1,487,162
California Statewide Community Development Authority Water & Wastewater RB Unrefunded Balance Series 2004 (AGM) (AAA/Aa3)
155,000	5.250	10/01/19	170,007
Chabot-Las Positas Community College District GO Bonds for Capital Appreciation Series 2006 C (AMBAC) (AA-/Aa1)(f)
6,340,000	0.000	08/01/35	1,336,916
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(f)
6,500,000	0.000	06/01/34	1,587,040
East Bay California Municipal Utility District Water System RB Rolls II R-11826-1 Series 2010 (AAA/NR)(a)(b)
1,670,000	13.494	12/01/17	2,135,312
Eastern California Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006 (NR/NR)
425,000	5.000	09/01/36	340,217

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)

Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006 (NR/NR)
$410,000	5.000%	09/01/36	$340,521
Foothill-De Anza California Community College District GO Bonds for Capital Appreciation Series 2007 B (AMBAC) (AA/Aaa)(f)
11,235,000	0.000	08/01/36	2,760,664
Foothill-De Anza California Community College District GO Bonds for Santa Clara County Election of 2006 Series 2007 A (AMBAC) (AA/Aaa)
6,000,000	5.000	08/01/27	6,564,600
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (BB/NR)(f)
50,000,000	0.000	06/01/47	1,547,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (BB-/NR)(f)
19,500,000	0.000	06/01/47	574,665
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-1 (AAA/Aaa)(d)
1,225,000	6.750	06/01/13	1,419,285
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-3 (AAA/Aaa)(d)
350,000	7.875	06/01/13	415,849
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-5 (AAA/Aaa)(d)
650,000	7.875	06/01/13	772,291
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (BBB/Baa3)
5,000,000	5.000	06/01/33	3,923,600
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AAA/Aaa)(d)
7,800,000	5.500	06/01/13	8,781,084
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR) (FGIC) (AAA/Aa3)
3,500,000	5.000	06/01/35	3,537,415
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (BBB+/A2)
3,075,000	5.000	06/01/45	2,882,936
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (BBB/Baa3)
4,500,000	5.750	06/01/47	3,396,870
Hacienda La Puente California Unified School District GO Bonds for Election of 2000 Series 2003 B (AGM) (AAA/Aa3)(d)
1,200,000	5.250	08/01/13	1,355,556

Lake Elsinore California Unified School District Community Facilities Special Tax Series 2005-3 (NR/NR)
595,000	5.000	09/01/25	510,064
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AAA/Aa3)(f)
2,000,000	0.000	08/01/37	401,180
4,500,000	0.000	08/01/38	847,890
4,500,000	0.000	08/01/39	796,275
Menlo Park California GO Bonds Series 2002 (AAA/Aaa)
1,000,000	5.250	08/01/27	1,066,740
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(f)
1,205,000	0.000	08/01/26	484,651
Metropolitan Water District Waterworks of Southern California RB Refunding Series 2001 A (AAA/Aa1)
1,000,000	5.100	07/01/25	1,035,240
M-S-R Energy Authority Gas RB Series 2009 A (A/NR)
1,750,000	6.500	11/01/39	2,050,807
M-S-R Energy Authority Gas RB Series 2009 C (A/NR)
3,500,000	6.125	11/01/29	3,884,020
1,750,000	6.500	11/01/39	2,050,808
Palomar Pomerado Health COPS Series 2009 (BBB/Baa2)
2,500,000	6.750	11/01/39	2,758,300
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa3)(f)
2,150,000	0.000	08/01/31	661,727
4,150,000	0.000	08/01/32	1,186,693
3,500,000	0.000	08/01/33	928,410
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa3)(g)
6,450,000	0.000	08/01/38	4,361,877
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa2)(e)
3,000,000	0.729	12/01/35	2,117,700
San Diego Community College District GO Bonds for Election of 2002 Series 2005 (AGM) (AAA/Aa1)
3,000,000	5.000	05/01/30	3,169,050
San Diego County Water Authority COPS Series 2008 A (AGM) (AAA/Aa2)
10,000,000	5.000	05/01/33	10,613,900
San Diego Unified School District GO Bonds for Election of 1998 Series 2002 D (FGIC) (AA/Aa1)
1,000,000	5.250	07/01/24	1,085,450
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA/Aa1)(f)
5,000,000	0.000	07/01/39	899,200
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (AGM) (AAA/Aa3)
55,000	5.375	08/01/21	58,775

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)

San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (A/Baa1)(f)
$1,605,000	0.000%	01/15/26	$512,765
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB/NR)(f)
8,000,000	0.000	06/01/36	707,680
Temecula Valley Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007 (NR/NR)
1,865,000	5.000	09/01/37	1,586,667
Torrance California COPS for Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA/Aa3)
310,000	5.250	06/01/34	317,421
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (A/Baa1)
725,000	5.250	09/01/19	732,765
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (A/NR)(f)
1,175,000	0.000	08/01/25	507,859

			137,106,370

Colorado – 1.2%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A/A2)
800,000	5.000	03/01/25	816,112
Colorado Health Facilities Authority RB for Catholic Health Initiatives Series 2001 (AA/Aa2)(d)
325,000	5.500	09/01/11	339,752
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
1,150,000	5.000	12/01/35	1,009,527
Colorado Health Facilities Authority RB for care Adventist Health System Series 2001 (NR/NR)(d)
275,000	6.500	11/15/11	295,928
E-470 Public Highway Authority RB for Capital Appreciation Series 2004 B (NATL-RE) (A/Baa1)(f)
5,000,000	0.000	09/01/27	1,867,850
La Plata County Colorado Durango School District No. 9-R GO Bonds Series 2002 (NATL-RE) (ST AID WITHHLDG) (NR/NR)(d)
1,000,000	5.250	11/01/12	1,097,140
West Metro Fire Protection District GO Bonds Series 2006 A (NATL-RE) (NR/Aa2)
2,200,000	5.250	12/01/26	2,451,372

			7,877,681

Connecticut – 0.3%
Connecticut State Development Authority PCRB Refunding for The Connecticut Light & Power Co. RMKT 9/23/98 Series 1993 A (BBB/Baa1)
2,150,000	5.850	09/01/28	2,178,122

District of Columbia – 1.1%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa3)
560,000	6.250	05/15/24	567,213
1,000,000	6.500	05/15/33	996,390
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA/Aa2)
5,000,000	6.000	10/01/35	5,692,700

			7,256,303

Florida – 7.5%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (BBB+/NR)
1,860,000	5.000	05/01/19	1,874,378
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
2,415,000	6.000	05/01/35	2,450,452
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
2,275,000	5.750	05/01/35	2,254,207
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	3,975,836
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
945,000	5.375	05/01/36	860,205
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (AGM) (AAA/Aaa)(d)
1,000,000	5.250	08/15/14	1,163,040
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-/NR)
570,000	5.000	05/01/21	580,459
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (A/Baa1)
125,000	4.750	10/01/36	129,202
Crossings At Fleming Island Community Development District Special Assignment Refunding Series 2000 B (NATL-RE) (A/Baa1)
1,765,000	5.800	05/01/16	1,778,255
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004 (NR/NR)
1,570,000	6.000	05/01/34	1,576,578
Double Branch Community Development District Special Assessment Series 2005 A (A-/NR)
540,000	5.350	05/01/34	523,114
Florida State Municipal Power Agency RB Series 2009 A (A+/A1)
1,000,000	6.250	10/01/31	1,175,090
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (A/Baa1)
2,755,000	5.375	05/01/22	2,847,981

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)

High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
$1,820,000	5.750%	05/01/35	$1,820,346
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
300,000	5.625	03/01/24	314,304
Keys Cove Community Development District Special Assessment Series 2004 (NR/NR)
1,130,000	5.875	05/01/35	1,132,859
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
2,500,000	5.000	11/15/13	2,524,225
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
1,220,000	5.375	05/01/30	1,094,011
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
930,000	6.000	05/01/35	931,051
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (A/NR)
500,000	5.250	10/01/13	536,820
425,000	5.250	10/01/14	459,365
575,000	5.250	10/01/16	628,941
Miami-Dade County Florida Expressway Authority RB Series 2004 B (NATL-RE FGIC) (A/A3)
1,000,000	5.250	07/01/26	1,053,600
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AAA/Aaa)
1,885,000	7.125	11/01/16	2,170,955
Sail Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
940,000	5.500	05/01/36	870,816
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
625,000	5.450	05/01/36	589,650
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,201,880
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (NATL-RE) (A/Baa1)
250,000	4.625	10/01/30	225,920
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A/Baa1)
1,395,000	4.500	05/01/18	1,491,841
Tampa Water & Sewer RB Refunding Series 2001 A (AA/Aa1)
1,000,000	5.250	10/01/19	1,040,970
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
925,000	5.350	05/01/35	868,501

Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
4,485,000	5.850	05/01/35	4,500,653
Village Community Development District No. 5 Special Assessment Series 2003 A (NR/NR)
2,325,000	6.100	05/01/34	2,354,551
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,955,000	5.250	05/01/37	1,820,085
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
985,000	5.600	05/01/36	956,307

			50,776,448

Georgia – 0.2%
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BB+/Baa3)
325,000	5.500	01/01/34	307,343
Georgia State GO Bonds Prerefunded Series 1992 B (ETM) (AAA/Aaa)
5,000	6.000	03/01/12	5,393
Georgia State GO Bonds Unrefunded Balance Series 1992 B (AAA/Aaa)
995,000	6.000	03/01/12	1,072,431

			1,385,167

Guam – 0.3%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-/NR)
600,000	5.375	12/01/24	654,522
850,000	5.625	12/01/29	917,082
750,000	5.750	12/01/34	798,803

			2,370,407

Idaho – 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A/A2)
1,000,000	6.750	11/01/37	1,122,780

Illinois – 4.2%
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (NATL-RE FGIC) (AA-/Aa3)
815,000	5.500	01/01/19	825,978
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A1)
490,000	5.250	01/01/34	499,153
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 C-2 (AGM) (AMT) (AAA/Aa3)
2,500,000	5.250	01/01/30	2,555,000
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
750,000	5.000	11/15/11	769,732
1,250,000	6.250	11/15/13	1,292,925

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)

Chicago Single Family Mortgage RB Series 2001 A (AMT) (GNMA/FNMA/FHLMC) (AAA/Aaa)
$960,000	6.250%	10/01/32	$984,269
Du Page County High School District No. 87 Glenbard Township GO Bonds Unrefunded Balance Series 1998 A (NR/Aa2)
20,000	5.050	12/01/14	20,061
Illinois Development Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (BBB-/Baa3)(c)
2,300,000	5.500	02/28/14	2,306,532
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A+/A2)
350,000	6.250	02/01/33	375,190
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba1)
400,000	5.125	01/01/25	361,436
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB/NR)
400,000	5.050	08/01/29	401,576
Illinois Municipal Electric Agency Power Supply System RB Series 2007 A (NATL-RE FGIC) (A+/A1)
4,020,000	5.250	02/01/22	4,406,161
Illinois State GO Bonds First Series 2002 (NATL-RE) (A+/Aa3)
3,000,000	5.375	07/01/19	3,158,370
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AAA/Aa2)
2,725,000	9.000	11/01/16	3,737,392
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Series 1999 (NATL-RE FGIC) (AAA/A2)
800,000	5.250	12/15/28	809,184
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AAA/NR)
2,320,000	5.500	03/01/32	2,539,518
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (GO OF DIST) (AAA/NR)(f)
6,500,000	0.000	12/01/25	3,316,300

			28,358,777

Indiana – 2.2%
Eagle-Union Middle School Building Corp. RB Refunding for First Mortgage Series 2001 (AMBAC) (ST AID WITHHLDG) (NR/NR)
125,000	4.850	07/05/15	127,598
Fall Creek Regional Waste District RB Refunding Series 2001 (NATL-RE) (A/Baa1)
100,000	4.700	03/01/13	100,271
Greencastle Indiana Waterworks RB Refunding Series 2001 (NATL-RE) (A/Baa1)
300,000	4.250	07/01/13	312,198

Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligation Series 2006 A (A+/A2)
3,900,000	5.000	02/15/39	3,847,389
Indiana State Educational Facilities Authority RB for Earlham College Project Series 1998 (NR/Aa3)
325,000	4.950	10/15/12	325,968
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	687,891
Indianapolis Indiana Gas Utility RB Second Lien Series 2008 A (ASSURED GTY) (AAA/Aa3)(c)
3,500,000	5.000	08/15/13	3,791,515
Indianapolis Local Public Improvement Bond Bank RB for Waterworks Project Series 2009 A (AA-/A1)
2,000,000	5.750	01/01/38	2,262,960
Jasper County PCRB Refunding for Northern RMKT 8/25/08 Series 1994 C (NATL-RE) (A/Baa1)
650,000	5.850	04/01/19	735,332
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (ST AID WITHHLDG) (AA+/NR)
275,000	4.650	07/05/13	302,156
North Montgomery High School Building Corp. RB First Mortgage Series 2000 (NATL-RE FGIC) (AA+/NR)(d)
400,000	5.050	01/15/11	405,304
Porter County Jail Building Corp. RB Refunding First Mortgage Series 2001 (AGM) (AAA/Aa3)
300,000	5.000	07/10/16	305,742
Princeton Indiana Sewer Works RB Refunding Series 2003 (NR/NR)
275,000	4.500	05/01/13	277,090
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A/NR)
1,400,000	5.250	02/01/31	1,428,014

			14,909,428

Iowa – 0.4%
Coralville Iowa COPS Series 2006 D (NR/A1)
1,325,000	5.250	06/01/22	1,405,958
Tobacco Settlement Authority of Iowa RB Asset-Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	1,476,037

			2,881,995

Kentucky – 1.7%
Kentucky Economic Development Finance Authority RB for Ashland Hospital Corp. King’s Daughters Medical Center Series 2010 (A+/A1)
3,000,000	5.000	02/01/40	3,051,240
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)(b)
470,000	17.630	11/11/14	704,694
Kentucky Economic Development Finance Authority System RB for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (A/NR)(d)
1,085,000	6.000	10/01/13	1,261,540

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Kentucky – (continued)

Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (A/Baa1)
$2,165,000	6.000%	10/01/18	$2,347,120
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (A-/A3)
3,750,000	6.125	02/01/37	4,029,488

			11,394,082

Louisiana – 1.9%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	699,091
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,600,550
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AAA/Aa3)
1,230,000	5.250	08/01/28	1,377,243
Louisiana Local Government Environmental Facilities & Community Development Authority for Louisiana Tech University Student Housing Series 2007 (AMBAC) (NR/A3)
2,000,000	5.250	10/01/27	2,068,480
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa2)(c)
900,000	7.000	12/01/11	954,756
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,068,750
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AAA/Aa3)
500,000	6.000	01/01/23	577,155
St. John Baptist Parish Louisiana RB for Marathon Oil Corp. Series 2007 A (BBB+/Baa1)
2,500,000	5.125	06/01/37	2,508,925
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 B (BBB/Baa3)
1,220,000	5.875	05/15/39	1,229,492

			13,084,442

Maryland – 2.0%
Baltimore Maryland RB for Wastewater Projects Series 2005 B (NATL-RE) (AA/NR)(d)
3,260,000	5.000	07/01/15	3,833,890
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
1,165,000	6.500	07/01/31	1,178,677

Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (NR/NR)
280,000	5.600	07/01/20	281,537
555,000	5.700	07/01/29	553,047
Maryland State Health & Higher Educational Facilities Authority RB for Anne Arundel Health System Series 2010 (A-/A3)
1,000,000	5.000	07/01/32	1,032,080
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A2)
500,000	5.375	08/15/24	520,895
750,000	5.500	08/15/33	772,245
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
2,000,000	5.250	12/01/12	2,059,800
1,025,000	5.375	12/01/14	1,066,861
500,000	5.625	12/01/16	522,265
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,751,580

			13,572,877

Massachusetts – 1.6%
Massachusetts Bay Transportation Authority Assessment RB Series 2004 A (AAA/Aaa)(d)
1,000,000	5.000	07/01/14	1,152,790
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AAA/Aa3)
2,420,000	6.350	01/01/30	2,674,003
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (BBB+/Baa1)
3,000,000	5.750	07/01/31	3,088,350
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Care Series 1998 A (AGM) (AAA/Aa3)
3,750,000	5.250	07/01/12	3,758,700
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-/NR)
575,000	5.500	07/01/40	452,830

			11,126,673

Michigan – 1.5%
Michigan Higher Education Student Loan Authority RB Series 2003 17-1 (AMT) (AMBAC) (AA/A1)
5,000,000	5.200	03/01/24	5,052,550
Michigan State Hospital Finance Authority RB Refunding for Detroit Medical Center Series 2008 A (BHAC-CR) (AMBAC) (AA+/Aa1)
5,000,000	5.500	08/15/24	5,001,450

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)

Pontiac Tax Increment Finance Authority RB Tax Allocation Unrefunded Balance for Development of Area No. 3 Series 2002 (ACA) (B/NR)
$360,000	5.375%	06/01/17	$260,244

			10,314,244

Minnesota – 0.7%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A2)
1,500,000	6.750	11/15/32	1,715,085
St. Paul Minnesota Housing & Redevelopment Authority RB for Healthpartners Obligated Group Project Series 2006 (BBB+/A3)
2,900,000	5.250	05/15/36	2,796,992

			4,512,077

Mississippi – 0.2%
Mississippi Business Finance Corp. PCRB for System Energy Resources, Inc. Project Series 1998 (BBB/Ba1)
685,000	5.875	04/01/22	686,870
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
500,000	5.375	10/01/33	548,315

			1,235,185

Missouri – 1.0%
Jefferson County Missouri School District No. R-1 Northwest GO Bonds Refunding and Improvement for Missouri Direct Deposit Program Series 2004 (NATL-RE) (AA+/Aa1)
300,000	4.350	03/01/16	321,351
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
270,000	4.750	06/01/25	266,617
4,125,000	5.000	06/01/35	4,033,219
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,155,620
Missouri State Health & Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (AGM) (AAA/Aa3)
1,000,000	5.500	12/01/15	1,035,000

			6,811,807

Nevada – 0.7%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB/Baa2)(c)
765,000	5.450	03/01/13	821,434
Clark County Nevada School District GO Bonds Refunding Series 1998 (AGM) (AAA/Aa1)
800,000	5.500	06/15/13	892,056
Henderson Nevada Local Improvement District No. T-14 Limited Obligation Special Assessment Refunding Senior Series 2007 A (AGM) (AAA/Aa3)
830,000	4.250	03/01/12	850,850

North Las Vegas Nevada Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
640,000	4.850	12/01/15	625,984
1,435,000	5.100	12/01/22	1,300,354
University of Nevada RB for Community College System Series 2002 A (NATL-RE FGIC) (AA-/Aa2)
250,000	4.450	07/01/12	256,237

			4,746,915

New Hampshire – 0.5%
New Hampshire Health & Education Facilities Authority RB for Southern New Hampshire University Series 2006 (ACA) (BBB/NR)
1,000,000	5.000	01/01/27	988,970
New Hampshire Municipal Bond Bank RB Series 2003 (NATL-RE) (AA/NR)(d)
1,000,000	5.250	08/15/13	1,129,870
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB/NR)
1,250,000	5.200	05/01/27	1,273,438

			3,392,278

New Jersey – 3.9%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (AA-/Aa3)
360,000	5.000	09/01/34	382,298
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 Z (ASSURED GTY) (AAA/Aa3)
1,000,000	6.000	12/15/34	1,158,940
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (AA-/Aa3)
4,000,000	5.500	12/15/29	4,518,200
New Jersey Economic Development Authority Water Facilities RB Refunding for American Water Co., Inc. Project Series 2010 B (AMT) (A/A2)
2,000,000	5.600	11/01/34	2,105,880
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	600,954
175,000	5.500	07/01/30	176,071
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
500,000	6.500	07/01/21	498,030
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,633,225
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AAA/Aa3)
3,000,000	6.125	06/01/30	3,235,980

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)

New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AA/Aa2)
$700,000	6.150%	10/01/23	$749,630
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,879,333
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(d)
2,370,000	6.000	06/01/12	2,585,457
Tobacco Settlement Financing Corp. RB Capital Appreciation Bonds Series 2007 1-C (BB-/NR)(f)
11,250,000	0.000	06/01/41	482,625
Tobacco Settlement Financing Corp. RB Series 2003(AAA/Aaa)(d)
300,000	6.750	06/01/13	348,012
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
3,015,000	4.625	06/01/26	2,575,745
3,000,000	5.000	06/01/29	2,475,030

			26,405,410

New Mexico – 0.9%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BB+/Baa3)
5,000,000	5.900	06/01/40	5,189,600
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AAA/Aa3)
1,000,000	5.250	06/01/31	1,089,940

			6,279,540

New York – 2.8%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (AAA/Aa3)
4,500,000	5.750	05/01/26	5,262,840
4,500,000	5.750	05/01/29	5,181,210
New York City GO Bonds Series 2006 A (AA/Aa2)
400,000	5.000	08/01/18	458,524
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (BB+/NR)
2,045,000	5.000	11/01/12	2,164,612
New York Mortgage Agency RB for Homeowner Mortgage (AMT) Series 2003-109 (NR/Aa1)
900,000	4.800	10/01/23	912,492
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (NATL-RE) (A/Baa1)
1,500,000	5.500	11/01/14	1,676,250
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	192,316

Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
2,600,000	5.500	06/01/19	2,878,330

			18,726,574

North Carolina – 0.7%
Charlotte North Carolina Water & Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,200,560
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (A-/Baa1)
500,000	5.375	01/01/16	543,300
850,000	5.375	01/01/17	914,226
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AAA/Aa3)
500,000	6.000	01/01/19	575,935
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (ETM) (NR/NR)
145,000	5.500	01/01/13	160,914
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Unrefunded Series 2003 A (A/A2)
305,000	5.500	01/01/13	336,958

			4,731,893

North Dakota – 0.3%
Ward County North Dakota Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+/NR)
2,250,000	5.125	07/01/25	2,248,673

Ohio – 1.3%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BBB/Baa3)
440,000	5.125	06/01/24	376,820
4,050,000	6.500	06/01/47	3,242,390
Marysville Ohio RB Wastewater Treatment System Series 2006 (XLCA) (A-/NR)
1,670,000	5.250	12/01/24	1,787,518
1,755,000	5.250	12/01/25	1,871,585
1,350,000	5.250	12/01/26	1,433,632

			8,711,945

Oklahoma – 0.0%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
240,000	5.000	12/01/27	230,628
140,000	5.125	12/01/36	131,279

			361,907

Oregon – 0.7%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A3)
1,500,000	8.250	01/01/38	1,829,130

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Oregon – (continued)

Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Series 2002 (BB+/NR)(d)
$1,255,000	6.125%	09/01/12	$1,400,367
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BB+/NR)
745,000	6.125	09/01/22	748,777
Medford Oregon Hospital Facilities Authority RB for Asante Health System Series 2005 (AGM) (AAA/Aa3)
1,000,000	5.000	08/15/40	1,035,380

			5,013,654

Pennsylvania – 1.1%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (A/Baa1)
2,000,000	7.500	09/01/26	2,473,060
Montgomery County Pennsylvania Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A+/A1)(d)
150,000	5.375	11/15/14	176,431
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (A-/A1)
2,000,000	6.250	11/01/31	2,033,620
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project Series 2008 (A-/A3)
2,500,000	4.000	10/01/23	2,506,125
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A+/A1)(d)
225,000	5.375	11/15/14	263,655

			7,452,891

Puerto Rico – 6.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB/Baa1)
2,000,000	6.000	07/01/38	2,168,240
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)(g)
3,000,000	0.000	07/01/24	3,290,670
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (AAA/A3)(d)
980,000	5.250	07/01/16	1,190,357
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BBB-/A3)
3,000,000	6.500	07/01/37	3,389,970
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (A/A3)
2,000,000	6.000	07/01/27	2,184,500
Puerto Rico Commonwealth GO Bonds Series 2008 A (BBB-/A3)
2,500,000	5.375	07/01/33	2,562,575
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1996 Y (XLCA-ICR) (BBB+/Aaa)(d)
2,500,000	5.000	07/01/16	3,002,225

Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB-/Baa1)
900,000	5.250	07/01/18	930,267
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/A3)
1,250,000	5.000	07/01/25	1,288,225
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (AMBAC) (COMWLTH GTD) (BBB-/A3)(c)
1,480,000	5.000	07/01/12	1,544,069
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC – Government Development Bank for Puerto Rico) (BBB-/Baa1)(c)
5,400,000	5.750	02/01/12	5,602,284
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A1)
2,500,000	6.000	08/01/42	2,760,825
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A1)(g)
13,000,000	0.000	08/01/32	11,183,770

			41,097,977

Rhode Island – 0.4%
Rhode Island Housing & Mortgage Finance Corp. RB Series 2007 A-1 (AMT) (AGM) (AAA/Aa3)
2,800,000	4.900	10/01/37	2,775,136

South Carolina – 0.8%
Columbia South Carolina Waterworks & Sewer System RB Series 2010 (AA/Aa1)
1,000,000	5.000	02/01/40	1,084,410
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,468,875
Spartanburg South Carolina Waterworks System RB Series 2009 (ASSURED GTY) (AAA/Aa3)
1,500,000	5.000	06/01/39	1,617,870

			5,171,155

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
500,000	5.500	07/01/35	525,330
300,000	5.250	07/01/38	309,009

			834,339

Tennessee – 1.1%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,795,714
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,692,467

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Tennessee – (continued)

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(c)
$1,000,000	4.850%	06/01/25	$1,017,350
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	2,013,858

			7,519,389

Texas – 11.6%
Beaumont Independent School District Unlimited Tax GO Bonds for School Building Series 2008 (PSF-GTD) (AAA/Aaa)
1,085,000	5.250	02/15/27	1,210,068
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 A (AMT) (CCC/Caa3)
700,000	7.700	04/01/33	349,755
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 C (AMT) (CCC/Caa3)
1,200,000	7.700	03/01/32	598,860
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 A (BBB-/Ba1)
1,250,000	5.375	04/01/19	1,259,525
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (BBB+/A3)
2,675,000	5.375	02/15/29	2,745,031
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/04/08 Series 2002 C (AMT) (NATL-RE) (A+/A1)
1,000,000	6.250	11/01/28	1,001,410
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/11/08 Subseries 2003 C-2 (AMT) (XLCA) (A+/A1)
2,000,000	6.125	11/01/18	2,005,820
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (AGM) (AAA/Aa3)
2,015,000	5.750	09/01/27	2,095,540
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (AAA/Aaa)
1,000,000	5.125	08/15/30	1,030,270
Grand Prairie Texas Independent School District GO Bonds Series 2003 (AGM) (AAA/Aa2)(d)
1,000,000	5.375	02/15/13	1,114,030
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa2)
1,000,000	6.650	04/01/32	1,011,950
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2008 C (AAA/AAA)(d)
2,580,000	5.750	10/01/18	3,251,961
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	712,950

Houston Utilities System RB Refunding First Lien Series 2004 A (NATL-RE) (AA/Aa2)
1,000,000	5.250	05/15/25	1,097,990
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
5,000,000	5.750	05/15/37	5,287,200
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
1,300,000	6.300	11/01/29	1,455,909
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (AA-/Baa1)
2,500,000	5.200	05/01/30	2,469,675
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)
7,500,000	5.125	06/01/11	7,662,075
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	143,811
235,000	5.625	02/15/35	222,195
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA/NR)
1,160,000	5.500	08/15/21	1,226,340
Metro Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (ETM) (AAA/Aaa)
400,000	6.625	01/01/11	405,868
Mission Economic Development Corp. RB for Waste Management, Inc. Project Series 2008 (AMT) (BBB/NR)(c)
1,000,000	6.000	08/01/13	1,101,950
North Texas Tollway Authority System RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	2,921,925
1,100,000	6.250	01/01/39	1,216,853
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(g)
6,000,000	0.000	01/01/43	5,100,720
North Texas Tollway Authority System RB Refunding First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	5,356,600
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)
1,420,000	5.500	02/01/27	1,595,157
1,000,000	5.500	02/01/29	1,118,510
1,670,000	5.500	02/01/31	1,858,877
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,468,000
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	2,989,732

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)

Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (BBB/Baa2)
$5,000,000	5.750%	10/01/21	$5,120,500
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA/Baa1)
1,715,000	5.250	02/01/25	1,891,902
1,900,000	5.250	02/01/27	2,080,367
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB/NR)
425,000	5.125	05/15/37	376,873
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A/A2)
3,000,000	6.250	12/15/26	3,427,080
Tomball Hospital Authority RB Refunding Series 2005 (NR/Baa3)
650,000	5.000	07/01/20	645,502
250,000	5.000	07/01/23	238,638
Waxahachie Independent School District GO Bonds Unrefunded Balance for Capital Appreciation Series 2000 (PSF-GTD) (NR/Aaa)
80,000	0.000	08/15/13	67,105

			78,934,524

U.S. Virgin Islands – 0.4%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB/Baa2)
1,750,000	5.250	10/01/16	1,897,665
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2010 A (BBB/Baa2)
700,000	5.000	10/01/29	717,710

			2,615,375

Utah – 1.0%
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (AMT) (BBB/Baa2)
2,000,000	5.700	11/01/26	2,021,080
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class I (AMT) (AAA/Aaa)
2,125,000	5.875	07/01/39	2,217,629
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AAA/Aa2)
2,110,000	5.900	07/01/36	2,209,360

			6,448,069

Virginia – 1.0%
Bristol Virginia Utilities System RB Refunding Series 2003 (NATL-RE) (A/Baa1)
1,850,000	5.250	07/15/26	1,940,891
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C-1 (BB/NR)(f)
1,750,000	0.000	06/01/47	60,567
Virginia State Housing Development Authority RB Series 2008 E (GO OF AUTH) (AAA/Aaa)
3,000,000	6.250	07/01/31	3,288,300

Washington County Virginia IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,158,830

			6,448,588

Washington – 3.9%
King County Washington Sewer RB Series 2007 (AGM) (AAA/Aa2)
5,600,000	5.000	01/01/42	5,937,792
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(a)(b)(c)
700,000	15.828	12/14/17	1,098,097
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(a)(b)(c)
730,000	15.835	12/14/17	1,115,995
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (A+/Baa1)
2,000,000	5.000	12/01/30	2,022,500
Tacoma Washington GO Bonds Series 2004 (NATL-RE) (AA/Aa3)
2,000,000	5.000	12/01/30	2,104,720
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa3)
3,165,000	6.625	06/01/32	3,197,125
Vancouver Washington Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (NR/NR)
3,025,000	6.000	01/01/34	2,664,118
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	612,755
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (BBB+/NR)
315,000	5.000	12/01/36	285,582
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AAA/Aa3)
250,000	6.000	08/15/39	274,457
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AAA/Aa3)
250,000	6.000	08/15/39	274,457
Washington State Health Care Facilities Authority RB for Swedish Health Services Series 2009 A (A+/A2)
3,000,000	6.500	11/15/33	3,216,930
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,112,260
Washington State Various Purpose GO Bonds Series 2002 A (AA+/Aa1)(d)
300,000	5.000	07/01/12	323,451

			26,240,239

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)

West Virginia – 0.5%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (BBB+/NR)
$2,000,000	5.250%	07/01/25	$2,043,540
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A+/A2)
1,000,000	5.500	06/01/39	1,077,890

			3,121,430

Wisconsin – 2.0%
Badger Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(d)
1,000,000	6.375	06/01/12	1,094,460
Madison Community Development Authority Development RB for Wisconsin Alumni Research Foundation Project Series 2009 (AAA/NR)
3,215,000	5.000	10/01/39	3,443,201
Wisconsin State Health & Educational Facilities Authority RB for Sinai Samaritan Medical Center, Inc. Series 1996 (NATL-RE) (A/Baa1)
5,000,000	5.875	08/15/26	5,016,150
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000	5.125	05/15/29	362,966
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	92,037
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
1,750,000	5.250	08/15/24	1,769,215
1,750,000	5.250	08/15/31	1,710,835

			13,488,864

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS
(Cost $606,859,187)			$637,028,764

Other Municipal Debt Obligation – 0.2%

Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Baa3)(b)(c)
$2,000,000	5.500%	09/30/15	$1,318,500
(Cost $2,000,000)

Short-Term Investments – 2.8%

Alaska – 0.4%
Valdez Alaska Marine Terminal VDRN RB Refunding for Exxon Mobil Co. Pipeline Project Series 1993 A (A-1+/VMIG1)(e)
$3,000,000	0.230%	10/01/10	$3,000,000

Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2 (A-1+/VMIG1)(e)
800,000	0.220	10/01/10	800,000

Illinois – 0.2%
Chicago Illinois Sales Tax VRDN RB Refunding RMKT 07/17/08 Series 2002 (AAA/Aa2)(e)
600,000	0.290	10/01/10	600,000
Chicago Illinois Water VRDN RB Second Lien Series 2001-1 (A-1+/VMIG1)(e)
700,000	0.300	10/01/10	700,000

			1,300,000

Massachusetts – 0.2%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 1999 R (GO OF INSTN) (A-1+/VMIG1)(e)
1,000,000	0.220	10/01/10	1,000,000

Missouri – 0.1%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (A-1+/VMIG1)(e)
800,000	0.290	10/01/10	800,000

New Hampshire – 0.5%
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 A (A-1+/VMIG1)(e)
2,500,000	0.290	10/01/10	2,500,000
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 B (A-1+/VMIG1)(e)
1,000,000	0.290	10/01/10	1,000,000

			3,500,000

New York – 0.9%
New York City Transitional Finance Authority VRDN RB for New York City Recovery Subseries 2002 1-C (LIQ – JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(e)
3,600,000	0.290	10/01/10	3,600,000
New York City VRDN GO Bonds Subseries 2008 L-4 (LOC – U.S. BANK, N.A.) (A-1+/VMIG1)(e)
2,400,000	0.260	10/01/10	2,400,000

			6,000,000

Texas – 0.4%
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities VRDN RB Refunding for Exxon Mobil Corp. Project Series 2001 A (A-1+/VMIG1)(e)
1,300,000	0.230	10/01/10	1,300,000

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-Term Investments – (continued)
Texas – (continued)

Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(e)
$1,380,000	0.300%	10/01/10	$1,380,000

			2,680,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $19,080,000)			$19,080,000

Shares	Rate	Value

Investment Company – 1.9%

JPMorgan Tax Free Money Market Fund – Institutional Shares(e)
13,176,180	0.150%	$13,176,180
(Cost $13,176,180)

TOTAL INVESTMENTS – 99.0%
(Cost $641,115,367)		$670,603,444

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		6,580,611

NET ASSETS – 100.0%		$677,184,055

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Inverse variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,655,678, which represents approximately 1.1% of net assets as of September 30, 2010.

(c)	Security with a “Put” feature and resetting interest rates. Maturity date disclosed is the puttable date. Interest rate disclosed is that which is in effect at September 30, 2010.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	Variable rate security. Except for floating rate notes (for which the final maturity date is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at September 30, 2010.

(f)	Issued with zero coupon. Income is recognized through the accretion of discount.

(g)	Security is issued with a zero coupon until next reset date.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp.-Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
BHAC-CR	—	Insured by Berkshire Hathaway Assurance Corp. — Insured Custodial Receipts
CAL MTG INS	—	Insured by California Mortgage Insurance
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrowed to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF INSTN	—	General Obligation of Institution
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance Guarantee Corp. — Insured Bond Certificates
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax-Exempt Securities
RMKT	—	Remarketed
ST AID WITHHLDG	—	State Aid Withholding
VRDN	—	Variable Rate Demand Note
XLCA	—	Insured by XL Capital Assurance, Inc.
XLCA-ICR	—	Insured by XL Capital Assurance, Inc. — Insured Custodial Receipts

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACT — At September 30, 2010, the Fund had an outstanding swap contract with the following terms:

CREDIT DEFAULT SWAP CONTRACT

Upfront
Payment
		Notional	Rates		Credit Spread at		made/
	Reference	Amount	received by	Termination	September 30, 2010(a)	Market	(received)	Unrealized
Counterparty	Obligation	(000s)	the Fund	Date	(basis points)	Value	by the Fund	Gain (Loss)

Protection Sold:
Morgan Stanley Capital Services, Inc.	MCDX North America 14 Index	$2,500	2.450%	06/20/15	221	$(109,509)	$(134,694)	$25,185

(a)	A credit spread on the referenced obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – 86.8%

Alabama – 1.3%
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
$1,110,000	5.000%	12/01/11	$1,139,970
Birmingham Waterworks & Sewer Board RB Series 2002 B (NATL-RE) (AAA/NR)(a)
5,000,000	5.000	01/01/13	5,499,100
Courtland Industrial Development Board RB Refunding for International Paper Co. Project Series 2003 A (BBB/Baa3)
1,415,000	5.000	11/01/13	1,544,402
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
1,185,000	5.000	02/01/11	1,195,771
500,000	5.000	02/01/12	520,535
1,000,000	5.000	02/01/13	1,065,360
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (BBB/B3)
3,500,000	5.250	01/01/11	3,464,510
Jefferson County Alabama Sewer Warrants RB for Capital Improvement Series 2002 D (FGIC) (AAA/Aaa)(a)
5,000,000	5.250	08/01/12	5,427,350
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
1,550,000	2.000	08/15/11	1,558,184
1,925,000	3.000	08/15/12	1,970,276
2,345,000	3.000	08/15/13	2,408,550
2,795,000	3.500	08/15/14	2,910,825
3,300,000	4.000	08/15/15	3,489,486
3,850,000	3.000	08/15/16	3,854,042

			36,048,361

Alaska – 0.4%
Alaska State Housing Finance Corp. RB Series 2002 A (NATL-RE) (GO OF CORP) (AA/Aa2)
1,000,000	5.000	07/01/11	1,031,320
Anchorage Alaska GO Bonds Series 2001 B (NATL-RE FGIC) (AA/Aa2)
1,010,000	5.500	07/01/12	1,046,805
North Slope Borough Alaska GO Bonds Series 2001 A (NATL-RE) (AA-/Aa3)(b)
1,200,000	0.000	06/30/12	1,179,192
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BBB+/Baa3)
7,815,000	4.625	06/01/23	7,592,116

			10,849,433

Arizona – 1.6%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (A+/NR)(c)
2,150,000	1.004	01/01/37	1,419,021
Arizona Health Facilities Authority Hospital RB for Catholic Healthcare West Series 2009 E (A/A2)(d)
2,000,000	5.000	07/02/12	2,115,220
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(c)(d)
4,500,000	1.270	02/02/15	4,157,595

Goodyear Arizona McDowell Road Commercial Corridor Improvement District Special Assessment Series 2007 A (AMBAC) (A-/A1)
1,160,000	5.250	01/01/11	1,169,616
1,225,000	5.250	01/01/12	1,272,212
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 A (BBB-/Baa2)(d)
4,500,000	6.000	05/01/14	4,965,210
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB-/Baa2)(d)
1,000,000	6.000	05/01/14	1,103,380
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. of New Mexico Palo Verde Project Series 2010 A (BB+/Baa3)(d)
5,000,000	4.000	06/01/15	5,082,700
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
5,000,000	3.000	07/01/13	5,304,400
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB-/Baa2)(d)
3,000,000	5.500	06/01/14	3,265,320
Phoenix Arizona GO Bonds Refunding Series 2009 C (AAA/Aa1)
1,225,000	2.000	07/01/12	1,254,621
4,000,000	2.500	07/01/13	4,199,440
Phoenix Civic Improvement Corp. RB Refunding Junior Lien Series 2009 B (AAA/Aa2)
1,000,000	3.000	07/01/12	1,040,560
Scottsdale Arizona GO Bonds for Projects of 1999 and 2000 Series 2004 (AAA/Aaa)
3,900,000	5.000	07/01/14	4,494,321
Scottsdale Arizona IDA Hospital RB for Scottsdale Healthcare Series 2006 G (A/A2)
2,500,000	1.420	05/01/41	2,499,900

			43,343,516

Arkansas – 0.0%
Washington County Arkansas Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa1)
1,000,000	5.000	02/01/11	1,007,730

California – 10.3%
Adelanto Public Financing Authority RB Refunding Series 2006 (NR/NR)
745,000	4.050	09/15/11	751,593
Alameda Corridor Transportation Authority Tax-Exempt Lien RB Refunding for Capital Appreciation Series 2004 B (AMBAC) (A-/Baa1)(b)
7,790,000	0.000	10/01/12	7,202,712
Alameda Corridor Transportation Authority Senior Lien RB for Capital Appreciation Series 1999 A (NATL-RE) (A/A3)
1,000,000	5.125	10/01/16	1,007,510

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)

California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2009 F (A/A2)(d)
$2,500,000	5.000%	07/01/14	$2,749,850
California Health Facilities Financing Authority RB Refunding for St. Joseph Health System Series 2009 C (AA-/A1)(d)
5,000,000	5.000	10/16/14	5,592,450
California Health Facilities Financing Authority RB Unrefunded Balance for Catholic Healthcare West Series 2004 H (A/A2)(d)
3,785,000	4.450	07/01/11	3,891,926
California Infrastructure & Economic Development Bank RB for The J. Paul Getty Trust RMKT 08/02/06 Series 2003 A (AAA/Aaa)(d)
4,650,000	3.900	12/01/11	4,814,889
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB-/Baa2)
1,000,000	5.000	02/01/12	1,032,550
California State Economic Recovery GO Bonds Refunding Series 2009 B (A+/Aa3)(d)
40,290,000	5.000	07/01/14	45,319,401
California State Economic Recovery GO Bonds Series 2004 A (ETM) (AAA/Aaa)
255,000	5.250	07/01/14	296,815
California State Economic Recovery GO Bonds Series 2008 B (AAA/Aaa)(a)
5,925,000	5.000	07/01/11	6,132,612
California State Economic Recovery GO Bonds Unrefunded Balance Series 2004 A (A+/Aa3)
890,000	5.250	07/01/14	1,024,915
California State GO Bonds Refunding Series 2002 (A-/A1)
2,000,000	5.000	02/01/12	2,104,240
California State GO Bonds Refunding Series 2005 (A-/A1)
3,000,000	5.000	05/01/14	3,369,420
California State GO Bonds Series 1993 (FGIC-TCRS) (A/A1)
4,150,000	4.750	09/01/23	4,199,676
California State GO Bonds Series 2002 (XLCA-ICR) (A-/NR)
200,000	5.000	02/01/13	210,316
California State GO Bonds Series 2004 (A-/A1)
2,000,000	4.125	04/01/13	2,145,060
California State Public Works Board Lease RB for Various Capital Projects Subseries 2009 G-1 (BBB+/A2)
5,000,000	4.000	10/01/11	5,103,850
California State Various Purpose GO Bonds Series 1991 (NATL-RE) (A/NR)(b)
1,750,000	0.000	09/01/11	1,717,975
California State Various Purpose GO Bonds Series 2005 (A-/A1)
3,850,000	5.000	03/01/13	4,200,658
California State Various Purpose GO Bonds Series 2006 (A-/A1)
2,500,000	5.000	03/01/14	2,797,375

California Statewide Communities Development Authority RB for California State Proposition 1A Receivables Program Series 2009 (A-/A1)
12,725,000	4.000	06/15/13	13,575,666
30,425,000	5.000	06/15/13	33,260,002
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+/NR)(d)
1,000,000	3.850	06/01/12	1,039,770
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 A (A+/NR)
5,000,000	5.000	04/01/14	5,515,500
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 E (A+/NR)(d)
3,000,000	3.500	05/02/11	3,026,850
Coachella Valley California Water District Improvement Bond Act of 1913/1915 Limited Obligation Improvement Assessment District 70 Series 2006 (NR/NR)
100,000	4.350	09/02/11	100,715
El Monte City School District GO Bonds BANS for Capital Appreciation Series 2010 (SP-1+/A2)(b)
13,300,000	0.000	09/01/15	11,690,567
Fairfield-Suisun Unified School District Public Financing Authority Special Tax Refunding Series 2006 A (AMBAC) (A-/Baa2)
350,000	5.000	08/15/11	358,124
550,000	5.000	08/15/12	577,814
250,000	5.000	08/15/14	269,512
Foothill-De Anza Community College District GO Bonds Series 2007 A (AMBAC) (AA/Aaa)
2,070,000	4.000	08/01/11	2,128,498
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-1 (AAA/Aaa)(a)
2,000,000	6.750	06/01/13	2,317,200
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (BBB/Baa3)
17,295,000	4.500	06/01/27	15,457,925
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AAA/Aaa)(a)
2,000,000	5.500	06/01/13	2,251,560
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)
1,815,000	5.000	06/01/11	1,851,082
1,150,000	5.000	06/01/12	1,204,338
Kings River Conservation District COPS for Peaking Project Series 2004 (NR/Baa1)
300,000	5.000	05/01/11	307,002
300,000	5.000	05/01/12	315,483
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (A/Baa1)
540,000	5.500	07/01/17	577,201

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
California – (continued)

Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2009 A (AAA/Aa2)
$4,000,000	5.000%	07/01/11	$4,137,120
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding Second Senior Tier Series 2009 B (AA+/Aa2)
2,385,000	4.000	07/01/13	2,594,045
Los Angeles Department of Water & Power, Power System RB Refunding Subseries 2001 A-2 (NATL-RE) (AA-/Aa3)(a)
4,345,000	5.375	07/01/11	4,507,590
Los Angeles Department of Water & Power, Power System RB Refunding Subseries 2001 A-2 (NATL-RE) (AA-/Aa3)
2,435,000	5.375	07/01/13	2,520,395
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa2)
4,065,000	2.500	07/01/11	4,124,268
4,010,000	5.000	07/01/12	4,296,594
3,080,000	3.000	07/01/13	3,249,431
3,735,000	3.000	07/01/14	3,972,994
Los Angeles Unified School District GO Bonds Series 2003 A (NATL-RE) (AA-/Aa2)
2,000,000	5.000	07/01/13	2,217,880
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A3)
1,250,000	2.000	08/01/12	1,273,425
1,790,000	3.000	08/01/13	1,873,521
1,235,000	4.000	08/01/14	1,344,446
1,705,000	3.000	08/01/15	1,784,572
Poway Unified School District GO BANS for School Facilities Improvement District No. 2007-1, Election of 2008 Series 2010 (NR/MIG1)(b)
12,000,000	0.000	12/01/11	11,777,400
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/A2)
255,000	5.000	08/01/14	277,121
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(c)
1,650,000	0.729	12/01/35	1,164,735
San Bernardino County Transportation Authority Sales Tax RB Series 2009 A (SP-1+/MIG1)
1,500,000	4.000	05/01/12	1,569,780
San Diego Public Facilities Financing Authority RB Refunding Series 2009 B (A+/Aa3)
1,000,000	5.000	05/15/13	1,105,290
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AAA/Aa3)
4,455,000	5.000	05/01/17	5,184,729
San Francisco City & County Redevelopment Agency Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
350,000	4.000	08/01/11	353,892
250,000	4.500	08/01/13	259,928
200,000	5.000	08/01/14	213,440

San Jose Redevelopment Agency Tax Allocation for Merged Area Redevelopment Project Series 1993 (NATL-RE) (A/A2)
2,710,000	6.000	08/01/15	3,047,720
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (A+/NR)
3,000,000	4.500	03/01/14	3,184,560
Tobacco Securitization Authority of Northern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2005 A-1 (BBB/Baa3)
1,600,000	4.750	06/01/23	1,494,272
Tobacco Securitization Authority of Southern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2002 A (AAA/Aaa)(a)
4,590,000	5.250	06/01/12	4,950,590
William S. Hart Union High School District GO BANS Series 2009 (SP-1/NR)
3,730,000	4.000	12/01/11	3,789,829
2,825,000	5.000	12/01/11	2,902,236

			280,662,405

Colorado – 0.9%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
500,000	5.000	12/01/10	502,515
Denver Colorado Airport System RB Series 2009 A (A+/A1)
500,000	5.000	11/15/12	535,900
Denver Colorado GO Bonds for Better Denver and Zoo Series 2009 A (AAA/Aaa)
1,025,000	4.000	08/01/11	1,055,688
E-470 Public Highway Authority RB Senior Series 1997 A (NATL-RE) (A/Baa1)
4,125,000	5.750	09/01/13	4,453,804
E-470 Public Highway Authority RB Series 2007 B-2 (NATL-RE) (A/Baa1)(d)
3,000,000	5.000	09/01/11	3,091,200
Northwest Parkway Public Highway Authority Senior RB for Capital Appreciation Series 2001 B (AMBAC) (NR/NR)(a)(b)
6,500,000	0.000	06/15/11	2,225,290
Northwest Parkway Public Highway Authority Senior RB Series 2001 A (AGM) (AAA/Aa3)(a)
11,400,000	5.250	06/15/11	12,004,542

			23,868,939

Connecticut – 1.9%
Connecticut State GO Bonds for Economic Recovery Series 2009 D (AA/Aa2)
10,000,000	5.000	01/01/13	10,955,800
Connecticut State GO Bonds Refunding Series 2004 B (NATL-RE) (AA/Aa2)
4,325,000	5.000	12/01/13	4,888,418
Connecticut State Health & Educational Facilities Authority RB for Ascension Health Series 1999 B (AA/Aa1)(d)
965,000	3.500	02/01/12	988,864
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-3 (AAA/Aaa)(d)
10,000,000	4.000	02/07/13	10,773,900

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Connecticut – (continued)

Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-4 (AAA/Aaa)(d)
$19,345,000	5.000%	02/12/15	$22,426,465
University of Connecticut RB Series 2010 A (GO OF UNIV) (AA/Aa2)
1,000,000	5.000	02/15/13	1,101,260

			51,134,707

District of Columbia – 0.2%
District of Columbia Income Tax Secured RB Refunding Series 2010 C (AAA/Aa1)(c)
5,000,000	0.450	12/01/11	5,000,200

Florida – 6.2%
Alachua County Health Facilities Authority RB for Shands HealthCare Project Series 2010 B (A/A2)
2,065,000	3.000	12/01/11	2,102,232
920,000	3.000	12/01/12	944,601
Broward County Florida Port Facilities RB Series 2009 A (A-/A2)
2,360,000	5.000	09/01/11	2,435,284
2,765,000	5.000	09/01/12	2,946,080
Broward County Florida Resource Recovery RB Refunding for Wheelabrator Series 2001 A (AA/A3)
4,000,000	5.375	12/01/10	4,011,040
Broward County Florida School Board COPS Series 2002 B (AGM) (AAA/Aa3)(a)
4,105,000	5.375	07/01/11	4,257,993
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA/NR)(a)(e)
5,000,000	8.950	10/01/12	5,839,850
Citizens Property Insurance Corp. Senior Secured RB for High-Risk Account Series 2010 A-1 (A+/A2)
7,500,000	5.000	06/01/14	8,031,525
2,000,000	5.000	06/01/15	2,148,220
Citizens Property Insurance Corp. Senior Secured RB Refunding for High Risk Account Series 2007 A (NATL-RE) (A+/A2)
4,515,000	5.000	03/01/13	4,759,487
Escambia Country Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
1,980,000	5.000	08/15/13	2,115,234
2,240,000	5.000	08/15/14	2,413,130
2,365,000	5.000	08/15/15	2,554,034
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2006 A (NATL-RE-IBC) (AA-/Aa3)
17,300,000	5.000	07/01/11	17,793,569
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2008 A (AA-/Aa3)
8,000,000	5.000	07/01/13	8,543,520
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2010 A (AA-/Aa3)
13,305,000	5.000	07/01/15	14,551,679
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2009 F (AAA/Aa1)
3,195,000	3.000	06/01/13	3,375,837

Florida State Board of Education GO Bonds Series 2002 B (AAA/Aa1)
1,505,000	5.375	01/01/11	1,523,150
Florida State Department of Environmental Protection Florida Forever RB Refunding Series 2010 C (AA-/Aa3)
7,500,000	4.000	07/01/11	7,696,125
Florida State Department of Transportation GO Bonds for Right-of-Way Acquisition and Bridge Construction Series 2002 (AAA/Aa1)
3,790,000	5.375	07/01/13	4,122,686
Florida State Department of Transportation Turnpike RB Refunding Series 2003 B (AMBAC) (AA-/Aa3)
3,650,000	5.000	07/01/17	3,982,077
Florida State Municipal Power Agency RB for St. Lucie Project Series 2009 A (A/A2)
2,845,000	5.000	10/01/13	3,119,201
2,985,000	5.000	10/01/14	3,320,604
Florida State Municipal Power Agency RB for Stanton Project Series 2009 A (A+/A1)
885,000	4.000	10/01/12	932,480
415,000	5.000	10/01/13	457,683
890,000	5.000	10/01/14	999,150
Florida State Municipal Power Agency RB for Stanton II Project Series 2009 A (A+/A1)
420,000	4.000	10/01/12	442,533
250,000	4.000	10/01/14	271,078
Florida State Municipal Power Agency RB for Tri-City Project Series 2009 A (A+/A1)
265,000	3.000	10/01/12	274,029
290,000	3.000	10/01/13	302,928
290,000	3.000	10/01/14	303,337
Florida State Municipal Power Agency RB Refunding for Stanton Project Series 2008 (A+/A1)
1,030,000	4.250	10/01/12	1,090,306
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
1,255,000	5.000	06/01/13	1,355,601
855,000	5.000	06/01/14	937,986
Highlands County Florida Health Facilities Authority RB for Adventist Health System/Sunbelt Obligated Group Series 2002 (AA-/Aa3)(d)
2,450,000	3.950	09/01/12	2,582,251
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa3)
2,000,000	5.000	11/15/13	2,201,060
1,000,000	5.000	11/15/15	1,122,800
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2009 A (A+/Aa3)
3,050,000	5.000	10/01/13	3,336,486
Jacksonville Florida Special RB Series 2010 B-1 (AA-/Aa2)
4,415,000	5.000	10/01/14	5,024,005
JEA Florida Electric System RB Refunding Series 2009-3A (AA-/Aa2)
2,275,000	5.000	10/01/13	2,540,151

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)

JEA Florida Electric System RB Refunding Subseries 2009 B (A+/Aa3)
$2,000,000	5.000%	10/01/11	$2,075,500
JEA Florida Electric System RB Refunding Subseries 2009 C (ASSURED GTY) (AAA/Aa3)
2,000,000	5.000	10/01/14	2,242,140
Miami-Dade County School Board COPS Series 2003 B (NATL-RE) (A/A1)(d)
1,500,000	5.000	05/01/11	1,526,325
1,400,000	5.500	05/01/11	1,428,532
Miami-Dade County School District GO Bonds Refunding Series 1996 (NATL-RE) (A+/Aa3)
1,170,000	5.000	07/15/11	1,207,171
Miami-Dade County Water and Sewer System RB Refunding Series 2008 B (AGM) (AAA/Aa2)
1,500,000	5.000	10/01/13	1,675,305
Miami-Dade County Water and Sewer System RB Refunding Series 2008 C (BHAC) (AA+/Aa1)
1,750,000	5.000	10/01/12	1,895,092
Orange County School Board COPS Series 1997 A (NATL-RE) (A+/Aa3)
2,870,000	6.000	08/01/11	2,987,412
Osceola County School Board COPS for Harter Educational Facilities Lease Purchase Agreement Series 2009 A (ASSURED GTY) (AAA/Aa3)
1,665,000	3.000	06/01/12	1,703,195
2,495,000	5.000	06/01/14	2,708,797
Palm Beach County Airport System RB Unrefunded Balance Series 2002 (NATL-RE) (A/A2)
2,000,000	5.750	10/01/11	2,082,720
Sarasota County School Board COPS for Master Lease Program Series 2010 B (AA-/Aa2)
1,000,000	3.000	07/01/13	1,041,460
1,400,000	3.000	07/01/14	1,462,006
1,400,000	3.000	07/01/15	1,452,038
Tampa Bay Water Utility System RB Refunding for Regulation of Water Supply Authority Series 2004 (NATL-RE FGIC) (AA+/Aa2)
5,145,000	5.000	10/01/13	5,739,813

			167,988,528

Georgia – 2.6%
Albany-Dougherty County Hospital Authority RB for Regional Linked Stars and Cars Series 1993 (AMBAC) (AA-/Aa3)
2,500,000	5.700	09/01/13	2,508,875
Atlanta Georgia Wastewater RB Series 2009 A (A/A1)
2,500,000	4.000	11/01/11	2,576,775
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA-/Aa2)
1,530,000	4.000	07/01/16	1,652,798
Cherokee County Georgia GO Bonds Series 2009 (AA+/Aa1)
1,200,000	3.000	04/01/11	1,215,816

Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2009 (AA+/NR)
500,000	3.000	05/01/12	517,390
1,000,000	4.000	05/01/13	1,078,380
Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2010 (AA+/NR)
500,000	3.000	05/01/12	517,390
Cobb County Water and Sewer Improvement RB Series 2009 (AAA/Aaa)
1,025,000	5.000	07/01/13	1,145,837
1,000,000	4.500	07/01/14	1,132,450
Cobb County-Marietta Water Authority RB Series 2009 (AAA/Aaa)
1,500,000	5.000	11/01/13	1,689,345
2,850,000	5.000	11/01/14	3,282,829
Coffee County School District Sales Tax GO Bonds Series 2009 (ST AID WITHHLDG) (AA+/NR)
700,000	3.000	08/01/12	726,376
Columbia County Georgia Sales Tax GO Bonds Series 2009 (AA+/Aa1)
1,265,000	4.000	04/01/12	1,331,375
De Kalb County School District GO Bonds Series 2007 (ST AID WITHHLDG) (AA+/Aa1)
10,000,000	5.000	02/01/13	10,981,400
East Point Building Authority RB for Water and Sewer Project Series 2006 A (XLCA) (NR/NR)
1,025,000	5.000	02/01/12	1,051,199
750,000	5.000	02/01/13	776,880
East Point Building Authority RB Refunding for Water and Sewer Project Series 2007 (XLCA) (NR/NR)
600,000	4.000	02/01/12	606,846
Fulton County Facilities Corp. COPS for Public Purposes Project Series 2009 (AA-/Aa3)
1,100,000	3.000	11/01/11	1,121,978
Fulton Dekalb Georgia Hospital Authority RB Refunding Certificates Series 2003 (AGM) (AAA/Aa3)
1,705,000	5.000	01/01/11	1,723,073
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
3,425,000	5.000	07/01/12	3,693,349
Georgia State GO Bonds Refunding Series 2009 E (AAA/Aaa)
2,220,000	4.000	07/01/13	2,422,175
Henry County School District GO Bonds Refunding Series 2001 (AA-/Aa2)
1,000,000	5.125	08/01/14	1,036,970
Marietta Georgia GO Bonds Refunding Series 2009 A (AA+/Aa2)
1,000,000	2.500	02/01/13	1,037,860
1,000,000	5.000	02/01/14	1,126,520
Marietta Georgia GO Bonds Refunding Series 2009 B (AA+/Aa2)
645,000	4.000	01/01/12	670,471
710,000	2.000	01/01/13	728,226
Monroe County Development Authority PCRB for Georgia Power Co. Project First Series 1995 (A/A3)(d)
2,000,000	4.500	04/01/11	2,032,660

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)

Municipal Electric Authority RB for Combustion Turbine Project Series 2002 A (NATL-RE) (A/A1)
$8,260,000	5.250%	11/01/13	$9,028,180
Municipal Electric Authority RB Subseries 2010 B (A/A2)
1,200,000	3.000	01/01/12	1,229,160
2,355,000	3.000	01/01/13	2,447,269
1,685,000	3.000	01/01/14	1,762,948
Polk School District GO Bonds for Capital Appreciation Series 2008 (ST AID WITHHLDG) (AA+/Aa1)(b)
1,355,000	0.000	04/01/12	1,327,534
Public Gas Partners, Inc. RB Series 2009 A (A+/A2)
6,130,000	5.000	10/01/15	6,777,880

			70,958,214

Guam – 0.6%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-/NR)
1,030,000	5.000	10/01/12	1,074,753
Guam Government Limited Obligation RB for Section 30 Series 2009 A (BBB-/NR)
1,000,000	5.000	12/01/13	1,076,320
Guam Power Authority RB Subseries 2010 A (BBB-/Ba2)
2,000,000	6.000	10/01/11	2,003,960
11,680,000	6.500	10/01/12	11,733,728

			15,888,761

Hawaii – 0.5%
Hawaii State GO Bonds Refunding Series 2003 DT (AA/Aa1)
4,000,000	4.000	11/01/14	4,465,760
Hawaii State GO Bonds Series 2003 DA (NATL-RE) (AA/Aa1)(a)
3,745,000	5.250	09/01/13	4,238,853
Honolulu City and County GO Bonds Series 2004 B (NATL-RE) (AA/Aa1)
3,600,000	5.000	07/01/15	4,117,104

			12,821,717

Idaho – 0.4%
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-/NR)
425,000	5.000	09/01/11	432,259
University of Idaho RB Refunding Series 2007 A (AGM) (AAA/Aa3)(d)
9,240,000	4.375	04/01/11	9,427,480

			9,859,739

Illinois – 5.7%
Berwyn Illinois GO Bonds Refunding Series 2004 (AMBAC) (NR/NR)
200,000	5.000	12/01/12	212,636
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (AA-/Aa2)(b)
2,500,000	0.000	12/01/15	2,194,950

Chicago Illinois GO Bonds for City Colleges of Chicago Capital Improvement Project Series 1999 (NATL-RE FGIC) (AA-/Aa3)(b)
2,000,000	0.000	01/01/14	1,876,360
Chicago Illinois GO Bonds for Lakefront Millennium Parking Facility Series 1999 (NATL-RE) (AA-/NR)(a)
5,000,000	5.750	01/01/12	5,427,750
Chicago Illinois GO Bonds Refunding Series 2005 A (AGM) (AAA/Aa3)
5,000,000	5.000	01/01/15	5,682,900
Chicago Illinois O’Hare International Airport RB Series 2008 A (AGM) (AAA/Aa3)
6,275,000	5.000	01/01/15	7,022,666
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvement Series 2000 (XLCA-ICR) (NR/A1)(a)
1,610,000	5.650	01/01/11	1,630,656
Chicago Illinois Public Building Commission RB Refunding Series 2006 (AMBAC) (A/A1)
1,000,000	5.000	03/01/15	1,116,490
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
300,000	5.000	11/15/11	307,893
2,715,000	6.250	11/15/13	2,808,233
Illinois Educational Facilities Authority RB for University of Chicago RMKT 07/01/09 Series 1998 (AA/Aa1)(d)
2,500,000	3.375	02/03/14	2,672,325
Illinois Educational Facilities Authority RB for University of Chicago RMKT 10/04/01 Series 2001 B-1 (AA/Aa1)(d)
4,000,000	1.125	02/14/13	4,006,960
Illinois Finance Authority RB for Art Institute of Chicago Series 2010 B (A+/A1)
5,250,000	4.000	07/01/15	5,577,495
Illinois Finance Authority RB Refunding for Advocate Health Care Network Series 2010 D (AA/Aa2)
1,000,000	3.000	04/01/12	1,022,450
5,110,000	3.000	04/01/13	5,278,783
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa1)
1,750,000	5.000	05/15/13	1,854,405
5,000,000	5.000	05/15/14	5,327,300
4,400,000	5.250	05/15/15	4,705,756
Illinois Finance Authority Gas Supply RB Refunding for The Peoples Gas Light and Coke Co. Project Series 2010 (A-/A1)(d)
2,250,000	2.125	07/01/14	2,243,138
Illinois Health Facilities Authority RB for Advocate HealthCare Network Series 2003 A (AA/Aa2)(d)
1,875,000	4.375	07/01/14	1,999,688
Illinois Health Facilities Authority RB for Delnor Hospital RMKT 06/04/08 Series 2003 A (AGM) (AAA/Aa3)
1,875,000	5.000	05/15/11	1,916,831
Illinois Municipal Electric Agency RB Refunding Series 2007 C (NATL-RE FGIC) (A+/A1)
1,200,000	5.000	02/01/11	1,213,020

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)

Illinois State Build Illinois Sales Tax RB Junior Obligation Series 2010 (AAA/NR)
$5,050,000	5.000%	06/15/14	$5,653,778
Illinois State GO Bonds Refunding Series 2007 B (A+/A1)
1,800,000	5.000	01/01/11	1,815,696
Illinois State GO Bonds Refunding Series 2010 (A+/A1)
25,345,000	5.000	01/01/14	27,567,503
Illinois State GO Bonds Refunding Series 2010 (AGM) (AAA/Aa3)
6,725,000	5.000	01/01/15	7,422,652
Illinois State GO Bonds Series 2003 (NATL-RE) (A+/A1)
3,200,000	5.000	06/01/14	3,433,216
Illinois State GO Bonds Series 2004 B (A+/A1)
7,560,000	5.000	03/01/13	8,121,330
Illinois State GO Bonds Series 2009 A (A+/A1)
10,000,000	3.500	09/01/13	10,421,200
Illinois State GO Bonds Series 2010 (SP-1/NR)
21,000,000	3.000	06/14/11	21,232,680
University of Illinois COPS for Utilities Infrastructure Projects Series 2001 A (AMBAC) (AA-/Aa2)(a)
3,000,000	5.000	08/15/11	3,119,280

			154,886,020

Indiana – 1.5%
Anderson Indiana RB Refunding for Anderson University Improvement Project Series 2007 (BBB-/NR)
605,000	4.500	10/01/10	605,000
Anderson School Building Corp. RB for First Mortgage Series 2003 (AMBAC) (AA+/NR)(a)
1,750,000	5.000	07/15/13	1,961,278
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (NR/Baa3)
2,545,000	5.000	08/01/13	2,652,195
Duneland School Building Corp. RB Refunding for First Mortgage Series 2009 (ST AID WITHHLDG) (AA+/NR)
1,070,000	4.000	02/01/13	1,132,830
Indiana Bond Bank RB for State Revenue Funding Program Series 2004 B (AAA/NR)
4,000,000	5.000	02/01/13	4,388,640
Indiana Health Facility Financing Authority RB for Ascension Health RMKT 02/25/09 Series 2001 (AA/Aa1)(d)
2,000,000	3.625	08/01/11	2,050,000
Indiana Health Facility Financing Authority RB for Ascension Health RMKT 05/01/09 Series 2009 A (AA-/Aa2)(d)
1,500,000	5.000	08/01/13	1,656,360
Indiana Transportation Finance Authority Highway RB Series 2000 (NATL-RE-IBC) (AA+/NR)(a)
3,600,000	5.500	12/01/10	3,629,376
Indiana Transportation Finance Authority Highway RB Series 2003 A (AGM) (AAA/Aa1)(a)
13,580,000	5.000	06/01/13	15,128,799
Indiana University RB for Student Fees Series 2008 S (AA/Aaa)
1,200,000	5.000	08/01/12	1,296,684

Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 B (NATL-RE) (BB+/Baa1)
2,500,000	5.200	06/01/13	2,701,100
Rockport Indiana PCRB Refunding for Michigan Power Co. Project Series 2009 B (BBB/Baa2)(d)
2,500,000	6.250	06/02/14	2,813,575

			40,015,837

Iowa – 0.4%
State University of Iowa Athletic Facilities RB Series 2010 S.U.I. (AA-/Aa2)(f)
500,000	2.500	07/01/14	526,135
450,000	2.500	07/01/15	474,097
State University of Iowa RB for Academic Building Revenue Flood Anticipation Project Series 2009 (SP-1+/MIG1)
8,600,000	3.000	01/01/13	8,742,244
State University of Iowa RB Refunding for University’s Utility System Series 2009 S.U.I. (NR/Aa1)
1,000,000	3.000	11/01/12	1,045,540
1,185,000	3.000	11/01/13	1,260,236

			12,048,252

Kansas – 0.6%
Burlington Kansas Environmental RB Refunding for Kansas City Power & Light Co. RMKT 04/08/08 Series 2007 A-1 (FGIC) (NR/Baa2)(d)
2,000,000	5.125	04/01/11	2,027,600
Kansas Development Finance Authority Health Facilities RB for Hays Medical Center, Inc. Series 2005 L (NR/A2)
500,000	5.250	11/15/10	502,255
Kansas Development Finance Authority Hospital RB for Adventist Health System Series 2009 (AA-/Aa3)
1,000,000	4.000	11/15/12	1,059,700
2,390,000	4.000	11/15/13	2,576,229
Kansas Development Finance Authority Hospital RB for Adventist Health System/Sunbelt Obligated Group Series 2009 D (AA-/Aa3)
475,000	3.000	11/15/11	485,840
355,000	3.500	11/15/12	372,501
200,000	5.000	11/15/13	221,648
225,000	5.000	11/15/14	254,455
Kansas Development Finance Authority RB for Public Water Supply Revolving Loan Fund Series 2004 (AAA/Aaa)
4,455,000	5.000	04/01/13	4,920,993
Kansas Development Finance Authority RB for University of Kansas Housing System Project Series 2010 A (AA/Aa1)
1,000,000	3.000	11/01/14	1,066,800
Overland Park City Kansas GO Bonds for Internal Improvement Series 2006 A (AAA/Aaa)
2,065,000	4.250	09/01/13	2,274,845

			15,762,866

Kentucky – 0.1%
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(e)(g)
940,000	17.630	11/11/14	1,409,389

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Kentucky – (continued)

Western Kentucky University RB for General Recipients Series 2009 (ASSURED GTY) (AAA/Aa2)
$1,080,000	3.000%	09/01/13	$1,123,373

			2,532,762

Louisiana – 1.3%
Baton Rouge Louisiana Public Improvement Sales Tax RB Refunding Series 2010 B (AA+/Aa2)
450,000	3.000	08/01/14	479,646
500,000	3.000	08/01/15	533,795
DeSoto Parish Louisiana PCRB Refunding for International Paper Co. Projects Series 2002 A (BBB/Baa3)
1,240,000	5.000	10/01/12	1,317,426
East Baton Rouge Parish Louisiana RB Refunding for Public Improvement Series 2004 ST (AMBAC) (AA/A1)(a)
4,405,000	5.000	02/01/14	5,050,068
Greater New Orleans Expressway Commission RB Refunding Series 2009 (ASSURED GTY) (AAA/Aa3)
225,000	2.750	11/01/12	229,788
100,000	2.750	11/01/13	102,585
205,000	2.750	11/01/14	209,446
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005 (NR/NR)
2,500,000	4.750	05/01/15	2,457,625
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Jefferson Parish Series 2009 A (AA-/Aa2)
250,000	3.000	04/01/11	252,568
400,000	3.000	04/01/12	410,832
370,000	3.000	04/01/13	383,601
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (NR/Baa2)
350,000	5.000	07/01/12	367,416
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa2)(d)
600,000	7.000	12/01/11	636,504
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AMBAC) (A+/Aa3)
2,030,000	4.000	06/01/12	2,120,132
Louisiana State Gasoline and Fuels Tax RB Second Lien RMKT 06/01/10 Series 2010 A-1 (AA/Aa2)(d)
5,000,000	1.020	06/01/13	5,004,900
Louisiana State GO Bonds Series 2000 A (FGIC) (AAA/Aa2)(a)
3,000,000	5.250	11/15/10	3,016,650
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project RMKT 10/01/10 Series 2007 B-1A (A/NR)(d)
3,600,000	1.600	10/01/12	3,598,596
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-1 (A/NR)(c)(d)
4,750,000	1.875	10/01/13	4,754,798
Morehouse Parish Louisiana PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
3,520,000	5.250	11/15/13	3,872,282

New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AAA/Aa3)(f)
500,000	4.000	12/01/15	546,435
610,000	4.000	12/01/16	667,724
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 B (BBB/Baa3)
180,000	5.500	05/15/30	181,670

			36,194,487

Maine – 0.3%
Ellsworth Maine GO BANS Series 2009 (SP-1+/NR)
4,119,000	2.000	12/15/11	4,181,567
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 11/10/04 Series 2004 (BBB/NR)(c)
3,125,000	3.800	11/01/15	3,328,094

			7,509,661

Maryland – 1.6%
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2002 (AAA/NR)(a)
3,270,000	5.250	03/01/12	3,493,014
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2009 (AAA/Aa1)
2,345,000	4.000	04/01/13	2,539,846
Baltimore County Maryland GO Bonds 71st issue for Metropolitan District Public Improvement Series 2008 (AAA/Aaa)
1,420,000	5.000	02/01/14	1,615,633
Baltimore County Maryland GO Bonds Refunding for Pension Funds Series 2009 (AAA/Aaa)
3,575,000	5.000	08/01/13	4,009,148
Maryland State GO Bonds for State and Local Facilities Loan Second Series 2008 (AAA/Aaa)
5,000,000	5.000	07/15/12	5,398,600
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
5,225,000	5.000	02/01/12	5,538,030
5,000,000	5.000	02/01/13	5,510,200
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa1)
4,500,000	5.250	03/01/15	5,298,795
Montgomery County Maryland GO Bonds for Consolidated Public Improvement Series 2001 (AAA/Aaa)(a)
5,000,000	4.750	02/01/11	5,122,850
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2009 A (AAA/Aaa)
5,000,000	5.000	11/01/13	5,660,500

			44,186,616

Massachusetts – 1.7%
Boston Massachusetts GO Bonds Refunding Series 2009 C (AA+/Aaa)
1,000,000	3.000	02/01/13	1,054,550
Boston Massachusetts GO Bonds Series 2009 A (AA+/Aaa)
1,000,000	4.000	04/01/13	1,082,310

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Massachusetts – (continued)

Massachusetts Bay Transportation Authority Senior Sales Tax RB Series 2002 A (AAA/Aa1)(a)
$10,000,000	5.250%	07/01/12	$10,779,500
Massachusetts State Department of Transportation Senior RB for Metropolitan Highway System Series 2010 B (A/A3)
4,000,000	5.000	01/01/15	4,507,840
Massachusetts State Development Finance Agency RB for Boston University Series 2009 V-2 (A/A2)
4,000,000	2.875	10/01/14	4,081,040
Massachusetts State Development Finance Agency Resource Recovery RB for SEMASS System Series 2001 A (NATL-RE) (A/Baa1)
2,175,000	5.625	01/01/12	2,250,820
260,000	5.625	01/01/14	269,987
Massachusetts State GO Bonds Consolidated Loan Series 2004 D (AGM) (AAA/Aa1)(a)
3,475,000	5.000	12/01/14	4,011,714
Massachusetts State GO Bonds Refunding Series 2010 A (AA/Aa2)(c)
2,500,000	0.800	02/01/14	2,504,900
Massachusetts State GO Bonds Series 2001 C (AA/Aa1)
6,250,000	5.500	12/01/12	6,602,812
Massachusetts State GO Bonds Series 2005 C (AA/Aa1)
3,250,000	5.000	09/01/12	3,523,748
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AAA/Aaa)(d)
3,750,000	2.750	01/05/12	3,841,200
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (NR/NR)
780,000	5.000	08/15/11	791,201
465,000	5.000	08/15/12	474,997
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Care Series 1998 A (AGM) (AAA/Aa3)
690,000	5.250	07/01/12	691,601
Massachusetts State Health & Educational Facilities Authority RB for Milford Regional Medical Center Series 2007 E (BBB-/Baa3)
285,000	5.000	07/15/11	287,887

			46,756,107

Michigan – 2.1%
Detroit Michigan Sewage Disposal RB Refunding Series 2003 A (AGM) (AAA/Aa3)
3,000,000	5.000	07/01/11	3,060,450
Kent Hospital Finance Authority RB Refunding for Spectrum Health System Series 2008 A (AA/Aa3)(d)
6,850,000	4.250	01/15/14	7,475,474
Michigan Municipal Bond Authority State Aid Revenue Notes for Detroit School District Series 2010 B (SP-1/NR)
7,000,000	5.000	03/21/11	7,005,320
Michigan State Building Authority RB Refunding for Facilities Program Series 2002 III (ETM) (A+/Aa3)
3,595,000	5.000	10/15/10	3,599,673

Michigan State Building Authority RB Refunding for Facilities Program Series 2003 I (AGM) (AAA/Aa3)
7,580,000	5.250	10/15/14	8,425,397
Michigan State GO Bonds Refunding for Environmental Program Series 2005 B (NATL-RE) (AA-/Aa2)
10,025,000	5.000	11/01/19	10,971,561
Michigan State Hospital Finance Authority RB for Ascension Health Credit Group RMKT 08/16/10 Series 1999 B-3 (AA/NR)(d)
3,875,000	2.000	08/01/14	3,875,852
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2006 A (A/A1)
500,000	5.000	11/15/10	501,880
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2009 (A/A1)
1,000,000	3.000	11/15/10	1,001,550
1,000,000	3.500	11/15/11	1,022,060
1,000,000	3.000	11/15/12	1,025,580
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A-/NR)(d)
2,500,000	5.250	08/01/14	2,828,025
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Pollution Control Project Series 1995 CC (AMBAC) (BBB/Baa1)(d)
25,000	4.850	09/01/11	25,831
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 A (BB+/Baa3)
980,000	5.000	06/01/12	994,974
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
2,000,000	6.250	09/01/14	2,287,780
Wyandotte Electric RB Refunding Series 2009 A (ASSURED GTY) (AAA/Aa3)
3,235,000	4.000	10/01/12	3,384,425

			57,485,832

Minnesota – 1.9%
Hennepin County Minnesota GO Bonds Refunding Series 2009 B (AAA/Aaa)
8,280,000	3.000	12/01/12	8,721,407
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (AA+/NR)
8,575,000	4.000	06/01/14	9,421,438
Minnesota State GO Bonds Series 2001 (AAA/Aa1)(a)
10,000,000	5.000	10/01/11	10,461,700
Minnesota State GO Bonds Series 2008 C (AAA/Aa1)
3,850,000	5.000	08/01/12	4,163,852
Minnesota State Higher Education Facilities Authority RB for University of St. Thomas Series 2009 Seven-A (GO OF UNIV) (NR/A2)
1,000,000	2.500	10/01/13	1,032,090
950,000	3.000	10/01/14	1,002,706

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Minnesota – (continued)

Minnesota State Various Purpose GO Bonds Series 2009 D (AAA/Aa1)
$9,445,000	5.000%	08/01/13	$10,580,761
Osseo Independent School District No. 279 GO Bonds Refunding for School Building Series 2009 C (SD CRED PROG) (AAA/Aa2)
3,820,000	3.000	02/01/13	4,029,260
St. Paul Independent School District No. 625 GO Bonds Refunding for Minnesota School Credit Enhancement Program Series 2009 C (SD CRED PROG) (AAA/Aa2)
1,930,000	4.000	02/01/12	2,018,896

			51,432,110

Mississippi – 0.5%
DeSoto County Mississippi GO Bonds Refunding Series 2009 (AA/Aa2)
250,000	3.000	11/01/11	255,642
250,000	3.000	11/01/12	260,595
700,000	3.000	11/01/13	742,469
Greenville Public School District RB Refunding Series 2009 (AA-/NR)
580,000	4.000	08/01/12	607,568
605,000	4.000	08/01/13	645,940
Jackson State University Educational Building Corp. RB for Campus Facilities Project Series 2008 (NR/Aa2)(a)
2,375,000	5.000	03/01/11	2,420,505
Mississippi Business Finance Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2004 (BBB/NR)(d)
1,000,000	1.750	09/01/11	999,640
Mississippi Development Bank Special Obligation RB Refunding Series 2009 B-1 (ASSURED GTY) (AAA/Aa3)
500,000	3.000	07/01/11	507,340
Mississippi State GO Bonds for Capital Improvement Series 2002 (AGM-CR) (AAA/Aa2)(a)
5,000,000	5.000	11/01/12	5,438,250
Ocean Springs School District GO Bonds Series 2009 (AA-/NR)
1,135,000	4.000	05/01/13	1,221,544
University Education Building Corp. RB Refunding Series 2009 B (AA/Aa2)
1,790,000	3.000	10/01/13	1,880,001

			14,979,494

Missouri – 0.3%
Clay County Missouri Reorganized School District No. R-1 GO Bonds Refunding and Improvement for Missouri State Direct Deposit Program Series 2001 (AA+/Aa1)
2,000,000	5.000	03/01/16	2,033,760
Columbia School District GO Bonds Refunding Series 2005 B (NR/Aa1)
1,000,000	5.000	03/01/12	1,063,090
Missouri State Development Financial Board Infrastructure Facilities Tax Allocation Independence-Centerpoint Project Series 2007 E (A/NR)
225,000	5.000	04/01/11	228,733

Missouri State Highways & Transit Commission First Lien RB Series 2006 A (AAA/Aaa)
4,000,000	5.000	05/01/12	4,282,160

			7,607,743

Nebraska – 0.1%
Omaha Nebraska GO Bonds Refunding Series 2008 (AAA/Aaa)
3,840,000	4.000	06/01/12	4,044,173

Nevada – 0.7%
Clark County School District Limited Tax GO Bonds Refunding Series 2001 C (NATL-RE FGIC) (AA/Aa1)
8,895,000	5.375	06/15/13	9,446,757
Henderson Nevada Local Improvement Special Assessment Refunding for District No. T-14 Senior Limited Obligation Series 2007 A (AGM) (AAA/Aa3)
1,395,000	4.250	03/01/11	1,402,826
Las Vegas Valley Water District GO Bonds Refunding Series 2008 B (AA+/Aa1)
5,000,000	5.000	06/01/13	5,521,400
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006 (NR/NR)
560,000	4.600	12/01/11	560,655
615,000	4.700	12/01/12	615,086
540,000	4.800	12/01/14	531,193

			18,077,917

New Hampshire – 0.7%
Manchester New Hampshire General Airport RB Refunding Series 2009 B (A-/A3)
4,855,000	5.000	01/01/12	5,034,635
5,105,000	5.000	01/01/13	5,407,369
5,240,000	5.000	01/01/14	5,616,232
New Hampshire Health & Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
355,000	5.000	07/01/11	364,035
New Hampshire Health & Education Facilities Authority RB for Dartmouth-Hitchcock Obligated Group Series 2009 (A+/NR)
2,900,000	3.250	08/01/13	3,003,791
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
375,000	5.250	06/01/11	379,740
395,000	5.250	06/01/12	405,815

			20,211,617

New Jersey – 2.8%
Atlantic County Utilities Authority Sewer RB Refunding Series 2009 (ASSURED GTY) (AA-/NR)
1,000,000	5.000	01/15/12	1,054,590
4,000,000	5.000	01/15/13	4,313,200
Franklin Township School District GO Bonds Refunding Series 2009 (SCH BD RES FD) (AA/NR)
1,315,000	4.000	08/15/12	1,391,822

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)

Morris County GO Bonds Refunding Series 2009 (AAA/Aaa)
$3,500,000	3.000%	03/15/12	$3,628,870
New Jersey COPS for Equipment Lease Purchase Agreement Series 2009 A (AA-/Aa3)
2,000,000	5.000	06/15/13	2,188,580
New Jersey Economic Development Authority RB for School Facilities Construction RMKT 04/30/08 Series 2008 (AGM) (AAA/Aa3)(d)
2,000,000	5.000	09/01/14	2,211,600
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (ETM) (AA-/Aa3)
6,000,000	5.000	06/15/12	6,457,080
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (NATL-RE FGIC) (AA-/Aa3)
2,695,000	5.250	06/15/14	2,951,833
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2008 W (ETM) (AA-/Aa3)
1,300,000	5.000	03/01/13	1,437,722
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2010 DD-1 (AA-/Aa3)
7,500,000	5.000	12/15/16	8,667,300
New Jersey State Turnpike Authority RB Refunded Balance Series 2000 A (NATL-RE) (A+/A3)
2,120,000	6.000	01/01/11	2,147,772
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2001 C (AGM) (AAA/Aa3)
5,285,000	5.750	12/15/12	5,844,312
Newark Housing Authority RB for South Ward Police Facility Series 2009 (ASSURED GTY) (GO OF CITY) (NR/Aa3)
1,155,000	3.500	12/01/11	1,178,943
1,000,000	3.500	12/01/12	1,040,520
1,235,000	3.500	12/01/13	1,288,266
Somerset County New Jersey GO Bonds Series 2009 A (AAA/Aaa)
3,320,000	2.000	08/01/13	3,445,131
Sussex County New Jersey GO Bonds for General Improvement Series 2010 (NR/Aa2)
2,665,000	2.000	08/15/14	2,748,255
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(a)
6,925,000	5.750	06/01/12	7,413,628
5,000,000	6.000	06/01/12	5,454,550
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(a)
1,750,000	6.750	06/01/13	2,030,070
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
4,965,000	4.500	06/01/23	4,649,722
Union County New Jersey GO Bonds Refunding for General Improvement Series 2009 (AAA/Aaa)
4,195,000	4.000	03/01/14	4,636,104

			76,179,870

New Mexico – 1.3%
Albuquerque Municipal School District No. 12 GO Bonds for School Building Series 2009 A (ST AID WITHHLDG) (AA/Aa1)
1,000,000	4.000	08/01/11	1,029,180
Albuquerque Municipal School District No. 12 GO Bonds Refunding for School Building Series 2006 C (ST AID WITHHLDG) (AA/Aa1)
2,955,000	5.000	08/01/12	3,183,510
Albuquerque New Mexico GO Bonds Series 2009 A (AAA/Aa1)
4,000,000	3.000	07/01/13	4,240,160
Farmington New Mexico PCRB Refunding for Southern California Edison Co. Four Corners Project RMKT 04/01/10 Series 2010 B (A/A1)(d)
10,000,000	2.875	04/01/15	10,308,600
New Mexico Finance Authority State Transportation RB Refunding Senior Lien Series 2009 A (AA+/Aa1)
6,000,000	2.000	06/15/12	6,143,460
New Mexico State Severance Tax RB Series 2009 A (AA/Aa1)
10,000,000	4.000	07/01/12	10,594,400

			35,499,310

New York – 7.3%
Albany County Airport Authority RB Refunding Series 2010 A (AGM) (AAA/Aa3)
1,625,000	5.000	12/15/15	1,837,761
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2004 A (NATL-RE) (AA/Aa3)
600,000	5.000	11/15/10	603,114
Metropolitan Transportation Authority RB Series 2008 (A/A2)(d)
1,825,000	5.000	11/15/12	1,967,916
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/A2)
1,480,000	5.000	08/01/13	1,599,081
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/A2)
1,000,000	5.000	08/01/12	1,060,610
Nassau County New York GO Bonds Refunding Series 2009 E (A+/Aa3)
500,000	4.000	06/01/12	526,685
3,000,000	4.000	06/01/13	3,231,150
New York City GO Bonds Series 2002 C (AGM) (AAA/Aa2)
7,625,000	5.250	08/01/11	7,924,968
New York City GO Bonds Series 2009 C (AA/Aa2)
7,000,000	5.000	08/01/13	7,797,930
New York City GO Bonds Series 2009 E (AA/Aa2)
9,340,000	3.000	08/01/13	9,885,269
New York City GO Bonds Series 2009 H-1 (AA/Aa2)
2,500,000	4.000	03/01/13	2,688,350
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,267,656

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
New York – (continued)

New York City GO Bonds Series 2010 B (AA/Aa2)
$6,770,000	5.000%	08/01/15	$7,857,871
2,725,000	5.000	08/01/16	3,185,171
New York City Health & Hospital Corp. RB Refunding for Health System Series 2003 A (AMBAC) (GO OF CORP) (A+/Aa3)
500,000	5.000	02/15/11	507,440
New York City Industrial Development Agency RB Refunding for Polytechnic University Project Series 2007 (ACA) (BB+/NR)
1,630,000	5.000	11/01/11	1,684,947
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 B (AAA/Aa1)
17,250,000	3.000	11/01/12	18,108,533
2,750,000	5.000	11/01/12	3,000,002
New York City Trust Cultural Resources RB for Juilliard School Series 2009 B (AA/Aa2)(d)
1,500,000	2.750	07/01/12	1,544,865
New York State Dormitory Authority Lease RB for Municipal Health Facilities Improvement Program Series 2010-1 (AA-/Aa3)
4,825,000	5.000	01/15/14	5,322,313
New York State Dormitory Authority RB for New York University Hospital Center Series 2007 A (BBB/Baa2)
1,000,000	5.000	07/01/11	1,024,930
New York State Dormitory Authority RB for State University Educational Facilities Series 1993 A (NATL-RE-IBC) (A/Aa3)
6,880,000	5.500	05/15/13	7,429,918
New York State GO Bonds Refunding Series 2009 C (AA/Aa2)
27,085,000	3.000	02/01/13	28,478,794
23,075,000	3.000	02/01/15	24,738,477
New York State Thruway Authority General BANS Series 2009 (SP-1+/MIG1)
15,000,000	4.000	07/15/11	15,422,400
New York State Thruway Authority RB for Local Highway and Bridge Service Contract Series 2009 (AA-/NR)
4,560,000	4.000	04/01/13	4,905,967
2,730,000	5.000	04/01/14	3,078,430
New York State Urban Development Corp. RB for State Personal Income Tax Series 2009 B-1 (AAA/NR)
1,300,000	3.000	03/15/11	1,315,691
1,060,000	5.000	03/15/13	1,171,364
New York State Urban Development Corp. RB Unrefunded Balance Senior Lien Series 1996 (GO OF CORP) (AAA/Aaa)
1,360,000	5.500	07/01/16	1,364,066
New York State Urban Development Corp. RB Unrefunded Balance Series 2002 A (AA-/Aa3)(d)
2,000,000	5.500	01/01/11	2,025,060
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
4,445,000	5.500	06/01/15	4,461,358

Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 B-1C (AA-/Aa3)
12,500,000	5.500	06/01/19	13,838,125
Triborough Bridge & Tunnel Authority General Purpose RB Series 2008 (GO OF AUTH) (AA-/Aa2)
2,250,000	5.000	11/15/11	2,361,780
Triborough Bridge & Tunnel Authority RB Series 2001 A (FGIC-TCRS) (GO OF AUTH) (AAA/Aa2)(a)
5,000,000	5.000	01/01/12	5,288,450
Troy IDA Civic Facilities RB for Rensselaer Polytechnic Institute Project RMKT 05/11/06 Series 2002 E (A/A3)(d)
1,500,000	4.050	09/01/11	1,538,145

			200,044,587

North Carolina – 2.2%
Albemarle Hospital Authority RB Refunding Series 2007 (NR/NR)
270,000	5.000	10/01/10	270,000
Centennial Authority RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa2)
1,715,000	5.000	09/01/12	1,840,761
3,190,000	5.000	09/01/13	3,518,698
Charlotte North Carolina Douglas International Airport RB Series 2010 A (A+/A1)
1,220,000	2.250	07/01/14	1,240,191
Charlotte North Carolina GO Bonds Refunding Series 2009 B (AAA/Aaa)
6,010,000	5.000	06/01/13	6,705,597
Charlotte-Mecklenburg Hospital Authority RB Refunding for Carolinas HealthCare System Series 2009 A (AA-/Aa3)
740,000	4.000	01/15/13	791,948
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2008 A (A-/Baa1)
1,000,000	5.000	01/01/14	1,111,230
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (A-/Baa1)
5,500,000	5.000	01/01/16	6,301,900
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 A (A-/Baa1)
1,235,000	5.000	01/01/12	1,296,120
1,500,000	3.200	01/01/13	1,567,080
500,000	5.000	01/01/13	542,185
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 B (A-/Baa1)
500,000	3.000	01/01/13	520,155
3,000,000	3.000	01/01/14	3,144,630
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (NATL-RE) (A/A2)
1,000,000	5.500	01/01/14	1,139,610
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2008 C (ETM) (A/A2)
5,395,000	5.250	01/01/13	5,957,105
North Carolina State GO Bonds Refunding Series 2009 A (AAA/Aaa)
3,115,000	5.000	03/01/12	3,314,703
10,000,000	5.000	03/01/13	11,054,300

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)

Wake County GO Bonds Refunding Series 2009 D (AAA/Aaa)
$10,000,000	4.000%	02/01/13	$10,809,400

			61,125,613

Ohio – 2.0%
Bowling Green Ohio Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
2,595,000	4.000	06/01/16	2,626,374
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BBB/Baa3)
13,765,000	5.125	06/01/24	11,788,484
3,420,000	5.375	06/01/24	3,004,401
Cincinnati Ohio City School District GO Bonds for Classroom Facilities Construction and Improvement Series 2003 (AGM) (AAA/Aa2)(a)
5,000,000	5.000	12/01/13	5,673,150
Cleveland Ohio Airport System RB Series 2009 C (A-/A3)
5,000,000	4.000	01/01/13	5,209,950
Cleveland Ohio RB Sub Lien for Police & Fire Pension Series 2008 (AA/NR)
2,000,000	5.000	05/15/12	2,120,220
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Generation Corp. Project Series 2009 D (BBB-/Baa1)(d)
10,000,000	4.750	08/01/12	10,365,400
Ohio State GO Bonds Refunding for Higher Education Series 2009 C (AA+/Aa1)
2,450,000	5.000	08/01/13	2,735,107
Ohio State Higher Education Facility Commission RB for University Hospitals Health System, Inc. Series 2009 C (A/A2)(d)
4,100,000	3.750	01/15/13	4,252,397
Ohio State RB for Mental Health Capital Facilities Series II-2009 A (AA/Aa2)
1,735,000	3.500	12/01/12	1,819,651
1,320,000	4.000	12/01/13	1,424,715
Ohio State Water Development Authority Fresh Waste RB Refunding Series 2009 B (AAA/Aaa)
1,500,000	5.000	06/01/11	1,545,720
Ohio State Water Development Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 (BBB/NR)(d)
2,000,000	2.625	01/02/13	2,000,000

			54,565,569

Oklahoma – 1.0%
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2010 (AA/NR)
4,020,000	2.000	03/01/13	4,110,450
4,745,000	2.250	03/01/14	4,899,497

Oklahoma Development Finance Authority Hospital RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
730,000	4.375	12/01/10	731,591
Oklahoma Development Finance Authority RB for Master Oklahoma State System Higher Education Series 2008 A (AA/Aa3)
1,340,000	5.000	06/01/13	1,472,674
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	12,184,856
Tulsa Oklahoma GO Bonds Refunding Series 2009 A (AA/Aa1)
1,015,000	3.000	03/01/13	1,070,084
Tulsa Oklahoma GO Bonds Refunding Series 2009 B (AA/Aa1)
1,985,000	3.000	03/01/13	2,092,726
Tulsa Oklahoma GO Bonds Series 2009 (AA/Aa1)
1,000,000	5.000	10/01/14	1,153,490

			27,715,368

Oregon – 0.5%
Clackamas County Hospital Facility Authority RB Legacy Health System Series 2009 C (A+/A2)(d)
2,000,000	5.000	07/15/14	2,192,720
Gilliam County Oregon Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2007 (BBB/NR)(d)
2,000,000	1.700	09/01/11	1,999,280
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Project Series 2002 (BB+/NR)(a)
550,000	5.800	09/01/12	610,324
520,000	5.900	09/01/12	578,016
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BB+/NR)
400,000	5.500	09/01/11	405,516
550,000	5.600	09/01/12	565,054
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BB+/NR)
325,000	5.800	09/01/14	334,523
175,000	5.900	09/01/15	179,534
Lake Oswego Oregon GO Bonds Series 2009 A (AAA/Aa1)
1,575,000	3.000	12/01/13	1,680,714
North Clackamas School District No. 12 GO Bonds Refunding Series 2004 (AGM) (SCH BD GTY) (AAA/Aa1)
3,000,000	5.000	06/15/13	3,331,770
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2010 A (A+/A2)
500,000	5.000	03/15/13	537,345
500,000	5.000	03/15/14	544,975

			12,959,771

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)

Pennsylvania – 1.7%
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
$1,255,000	5.000%	12/15/10	$1,263,233
1,300,000	4.250	12/15/12	1,334,775
1,050,000	4.250	12/15/15	1,073,027
645,000	4.250	12/15/17	640,620
Boyertown Area School District GO Bonds Series 2009 (ASSURED GTY) (ST AID WITHHLDG) (AAA/NR)
600,000	4.000	02/01/11	605,418
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (CNTY GTD) (NR/NR)
1,260,000	5.400	11/15/14	1,321,186
Chester County Health & Education Facilities Authority RB for Jefferson Health System Series 2010 A (AA/Aa3)
1,775,000	4.000	05/15/14	1,930,383
Lampeter-Strasburg School District GO Bonds Series 2010 (ST AID WITHHLDG) (AA/NR)
1,000,000	2.000	03/01/12	1,016,450
North Penn School District GO Bonds Series 2009 (ASSURED GTY) (ST AID WITHHLDG) (NR/Aa2)
4,185,000	5.000	09/01/11	4,321,180
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Exelon Generation Co. LLC Project Series 2009 A (NR/A3)(d)
1,500,000	5.000	06/01/12	1,582,710
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (BBB/NR)(d)
2,500,000	2.625	12/03/12	2,509,100
Pennsylvania State Commonwealth GO Bonds Refunding Second Series 2003 A (NATL-RE FGIC) (AA/Aa1)
10,515,000	5.000	07/01/12	11,327,389
Pennsylvania State Commonwealth GO Bonds Refunding Series 2002 (AA/Aa1)
1,850,000	5.500	02/01/13	2,054,629
Pennsylvania State Department of General Services COPS Refunding Series 2001 (AGM) (AAA/Aa3)
250,000	5.000	11/01/12	261,105
Pennsylvania State Higher Educational Facilities Authority RB for State System of Higher Education Series 2006 AE (NATL-RE) (GO OF UNIV) (AA/Aa2)
2,340,000	5.000	06/15/12	2,503,004
Pennsylvania State Turnpike Commission RB Refunding Series 2001 S (A+/Aa3)
1,155,000	5.625	06/01/14	1,203,152
Philadelphia School District GO Bonds Refunding Series 2005 A (AMBAC) (ST AID WITHHLDG) (A+/Aa2)
1,000,000	5.000	08/01/13	1,094,600
Pittsburgh Water & Sewer Authority RB Refunding Subseries 2009 C-1D (ASSURED GTY) (AAA/NR)(d)
2,000,000	2.625	09/01/12	2,019,500
Red Lion Area School District GO Bonds RMKT 10/01/09 Series 2005 (AGM) (ST AID WITHHLDG) (AAA/NR)
1,000,000	4.000	05/01/13	1,068,860

Sharon City School District GO Bonds Series 2010 (ASSURED GTY) (ST AID WITHHLDG) (AAA/NR)
1,175,000	3.000	05/15/12	1,211,307
Southeastern Pennsylvania Transportation Authority RB Refunding Series 2010 (AA-/A1)(f)
3,000,000	3.000	03/01/14	3,158,040
University of Pittsburgh RB for University Capital Project RMKT 12/17/08 Series 2005 A (GO OF UNIV) (AA/Aa1)(d)
2,000,000	5.500	09/15/13	2,234,480

			45,734,148

Puerto Rico – 4.2%
Government Development Bank for Puerto Rico RB Refunding RMKT 12/30/09 Series 1985 (NATL-RE) (COMWLTH GTD) (A/NR)
11,365,000	4.750	12/01/15	11,837,216
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)
2,500,000	5.000	07/01/12	2,630,100
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (ASSURED GTY) (AAA/Aa3)
825,000	5.000	07/01/14	910,883
Puerto Rico Electric Power Authority RB Refunding Series 1999 OO (CIFG) (BBB+/A3)
500,000	5.000	07/01/13	543,820
Puerto Rico Municipal Finance Agency GO Bonds Series 1999 A (AGM) (AAA/Aa3)
120,000	5.750	08/01/12	121,015
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (AMBAC) (COMWLTH GTD) (BBB-/A3)(d)
4,965,000	5.000	07/01/12	5,179,935
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (COMWLTH GTD) (BBB-/A3)(d)
1,050,000	5.000	07/01/12	1,095,455
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC – Government Development Bank for Puerto Rico) (AMBAC) (BBB-/Baa1)(d)
1,405,000	5.250	02/01/12	1,448,583
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC – Government Development Bank for Puerto Rico) (FGIC) (BBB-/Baa1)(d)
22,010,000	5.250	02/01/12	22,692,750
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC – Government Development Bank for Puerto Rico) (NATL-RE) (A/Baa1)(d)
4,270,000	5.250	02/01/12	4,402,455
Puerto Rico Sales Tax Financing Corp. RB Series 2009 A (A+/A1)(d)
61,560,000	5.000	08/01/11	63,923,288

			114,785,500

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)

Rhode Island – 0.1%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 A (BBB/Baa3)
$1,480,000	6.000%	06/01/23	$1,497,730

South Carolina – 1.8%
Beaufort-Jasper South Carolina Water & Sewer Authority Waterworks and Sewer System RB Series 2010 B (AA/Aa1)
500,000	4.000	03/01/12	523,540
1,255,000	4.000	03/01/13	1,354,245
2,400,000	5.000	03/01/14	2,727,528
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (A+/NR)
1,125,000	3.000	11/01/12	1,167,964
1,905,000	4.000	11/01/16	2,043,912
Greenville County Tourism Public Facilities Corp. COPS for Greenville Hospitality Tax Series 2008 (NATL-RE) (A/A1)
1,075,000	4.000	04/01/11	1,092,598
Lexington One School Facilities Corp. Installment Purchase RB for Lexington County School District No. 1 Series 2006 (NR/Aa3)
500,000	5.000	12/01/10	503,600
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/A1)
6,000,000	3.600	02/01/17	6,372,780
Richland County South Carolina GO Bonds Series 2009 A (AA+/Aa1)
1,585,000	5.000	03/01/13	1,756,941
Richland County South Carolina School District No. 2 GO Bonds Refunding Series 2009 C (SCSDE) (AA/Aa1)
1,615,000	3.000	03/01/13	1,700,660
1,595,000	3.000	03/01/14	1,699,871
Rock Hill South Carolina RB Refunding for Combined Utility System Series 2009 C (ASSURED GTY) (AAA/Aa3)
1,430,000	4.000	01/01/12	1,480,508
South Carolina Jobs-Economic Development Authority Hospital RB Refunding and Improvement for Palmetto Health Series 2009 (BBB+/Baa1)
1,000,000	3.000	08/01/12	1,016,170
1,080,000	3.500	08/01/13	1,111,903
South Carolina Jobs-Economic Development Authority Hospital RB Refunding for AnMed Health Project Series 2010 (A+/NR)
1,000,000	3.000	02/01/12	1,029,410
South Carolina State GO Bonds for School Facilities Series 2002 A (AA+/Aaa)
10,060,000	5.000	01/01/13	10,709,172
South Carolina State Public Service Authority RB Refunding Series 2009 A (AA-/Aa2)
2,000,000	5.000	01/01/12	2,111,260
Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)(a)
1,480,000	6.000	05/15/11	1,495,732
Tobacco Settlement Revenue Management Authority RB Series 2003 (BBB/Baa3)
1,885,000	5.000	06/01/18	1,887,111

Western Carolina Regional Sewer Authority RB Refunding for South Carolina Sewer System Series 2005 B (AGM) (AAA/Aa2)
2,200,000	5.000	03/01/15	2,545,378
York County School District No. 3 GO Bonds Series 2001 (SCSDE) (AA/Aa1)
4,000,000	5.000	03/01/13	4,244,200

			48,574,483

South Dakota – 0.0%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (AA-/A1)
1,250,000	4.250	11/01/14	1,346,237

Tennessee – 2.1%
Chattanooga Tennessee Industrial Development Board Lease Rental RB Refunding Series 2010 (AA/NR)
4,055,000	3.000	10/01/13	4,285,851
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
890,000	5.000	07/01/15	952,683
Knox County GO Bonds Refunding Series 2003 (AA+/Aa1)
4,500,000	5.000	04/01/13	4,786,110
Lewisburg Industrial Development Board Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 07/28/06 Series 2006 (BBB/NR)(d)
2,500,000	2.500	07/01/12	2,527,650
Memphis Tennessee BANS Series 2010 (SP-1+/MIG1)
2,500,000	4.000	05/01/12	2,620,700
Memphis Tennessee Electric System RB Subseries 2003 A (NATL-RE) (AA+/Aa2)(a)
6,000,000	5.000	12/01/13	6,787,680
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (NATL-RE) (AA/Aa2)
4,430,000	5.000	10/01/11	4,629,128
Metropolitan Government Nashville & Davidson County GO Bonds for Metropolitan Government Nashville & Davidson County Improvement Series 2001 A (FGIC) (AA/Aa2)(a)
5,000,000	5.500	10/15/11	5,265,550
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2008 A (GO OF UNIV) (AA/Aa2)
5,000,000	4.500	10/01/12	5,379,800
Metropolitan Nashville Airport Authority Airport Improvement RB Refunding Series 2010 A (A/A2)
3,285,000	4.000	07/01/13	3,507,263
Rutherford County GO Bonds Capital Outlay Notes Series 2009 (SP-1+/MIG1)
2,500,000	4.000	04/01/12	2,628,875
Sevier County Public Building Authority RB for Local Government Public Improvement Series VII-D-1 (MUN GOVT GTD) (AA/NR)
5,000,000	4.000	06/01/12	5,243,950
5,000,000	5.000	06/01/14	5,614,450

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Tennessee – (continued)

Sevierville Public Building Authority RB for Local Government Public Improvement Series 2009 (MUN GOVT GTD) (AA/NR)
$1,500,000	4.000%	06/01/14	$1,639,605

			55,869,295

Texas – 8.2%
Bell County GO Bonds Limited Tax Notes Series 2008 (ETM) (NR/Aa3)
135,000	4.000	02/15/11	136,816
275,000	4.000	02/15/12	288,307
Bell County GO Bonds Unrefunded Balance Limited Tax Notes Series 2008 (AA+/Aa2)
365,000	4.000	02/15/11	369,654
225,000	4.000	02/15/12	235,793
Collin County Texas GO Bonds Refunding Limited Tax Series 2009 A (AAA/Aaa)
1,105,000	3.000	02/15/13	1,165,211
1,135,000	3.000	02/15/14	1,214,121
Collin County Texas GO Bonds Refunding Series 2009 A (AAA/Aaa)
1,385,000	5.000	02/15/13	1,525,245
550,000	3.000	02/15/14	588,341
Corpus Christi Texas Utility System RB Series 2005 (AGM) (AAA/Aa3)
1,000,000	5.000	07/15/12	1,073,980
Cypress-Fairbanks Independent School District GO Bonds Refunding for Capital Appreciation Series 1993 A (PSF-GTD) (AAA/Aaa)(b)
7,500,000	0.000	02/15/12	7,399,875
Dallas County Texas Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 A (AMBAC) (BBB+/A3)
835,000	4.000	02/15/11	838,056
Dallas Texas Independent School District GO Bonds Refunding Series 2009 (A+/Aa2)
2,000,000	5.000	02/15/13	2,189,140
Dallas-Fort Worth International Airport Joint RB Refunding Series 2009 A (A+/A1)
2,500,000	4.000	11/01/13	2,706,550
2,000,000	4.000	11/01/14	2,191,800
Denton Texas Independent School District GO Bonds for Capital Appreciation Series 2002 (PSF-GTD) (AAA/Aaa)(a)(b)
5,745,000	0.000	08/15/12	2,385,611
Duncanville Independent School District Unlimited Tax GO Bonds for School Building Series 2001 B (PSF-GTD) (AAA/Aaa)(a)
1,000,000	5.250	02/15/12	1,062,510
Fort Bend County Texas GO Bonds Unlimited Tax Road Refunding Series 2009 (AA+/Aa1)
400,000	4.000	03/01/11	405,828
500,000	3.000	03/01/12	516,125
800,000	4.000	03/01/13	860,672
500,000	4.000	03/01/14	548,685

Fort Worth Texas General Purpose GO Bonds Series 2009 (AA+/Aa1)
4,260,000	4.000	03/01/13	4,577,753
Gulf Coast Waste Disposal Authority Environmental Facilities RB for BP Products North America, Inc. Project RMKT 09/01/09 Series 2004 (AA/Aa1)(d)
5,000,000	2.300	09/03/13	4,999,950
Harris County Texas Cultural Education Facilities Finance Corp. RB for Texas Children’s Hospitals Project Series 2009 (AA/Aa2)
1,680,000	3.500	10/01/13	1,789,032
Harris County Texas Cultural Education Facilities Finance Corp. RB Refunding for Methodist Hospital System Series 2009 B-2 (AA/NR)(d)
3,000,000	5.000	06/01/13	3,305,340
Harris County Texas Cultural Education Facilities Finance Corp. Thermal Utility RB for TECO Project Series 2009 A (AA/Aa3)
1,000,000	5.000	11/15/12	1,075,050
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2009 B (AAA/NR)
300,000	4.000	10/01/12	320,322
1,000,000	4.000	10/01/13	1,094,950
Harris County Texas Tax and Sub Lien RB Refunding Series 2004 B (AGM) (AAA/Aaa)(d)
5,500,000	5.000	08/15/12	5,909,255
Harrison County Texas Health Facilities Development Corp. Hospital RB for Good Shepherd Health System Series 2010 (BBB+/Baa2)
500,000	3.000	07/01/11	502,175
480,000	3.000	07/01/12	482,746
500,000	4.000	07/01/13	514,895
855,000	4.000	07/01/14	881,932
930,000	4.000	07/01/15	946,033
2,005,000	4.500	07/01/16	2,071,426
Hockley County Texas GO Bonds Series 2009 (ASSURED GTY) (AAA/NR)
1,090,000	4.000	02/15/12	1,131,976
1,050,000	4.000	02/15/13	1,112,916
Houston Texas Combined Utility System RB Refunding First Lien Houston RMKT 05/23/08 Series 2004 C-2B (AMBAC) (AA/Aa2)(d)
6,975,000	5.000	05/15/11	7,157,536
Houston Texas Water and Sewer System Junior Lien RB Forward Refunding Series 2002 B (AMBAC) (AA/NR)(a)
5,500,000	5.750	12/01/12	6,110,720
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 1991 C (AMBAC) (AA/Aa2)(b)
5,000,000	0.000	12/01/11	4,960,950
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 2002 A (AGM) (AAA/Aa3)(a)
7,775,000	5.000	12/01/12	8,495,976
3,855,000	5.125	12/01/12	4,222,767
9,350,000	5.250	12/01/12	10,266,955

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)

Hurst Euless Bedford Texas Independent School District GO Bonds Refunding for Capital Appreciation Series 1994 (PSF-GTD) (AAA/Aaa)(b)
$4,620,000	0.000%	08/15/11	$4,596,207
Klein Texas Independent School District GO Bonds Refunding Series 2003 A (PSF-GTD) (AAA/Aaa)
2,050,000	4.250	08/15/14	2,307,521
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
2,450,000	5.500	05/15/14	2,821,175
Lubbock GO Bonds Certificates for Texas Waterworks System Series 2008 (AGM) (AAA/Aa2)
1,500,000	5.000	02/15/12	1,584,885
Lubbock GO Bonds for Municipal Drainage Utilities Series 2003 D (NATL-RE) (AA+/Aa2)(a)
8,500,000	5.000	02/15/12	9,026,575
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)(d)
9,000,000	5.125	06/01/11	9,194,490
Midland Texas Certificates of Obligation GO Bonds Series 2007 (NATL-RE) (AA+/Aa1)
1,155,000	4.000	03/01/13	1,235,723
1,255,000	4.000	03/01/14	1,367,950
Mission Economic Development Corp. Solid Waste Disposal RB for Allied Waste North America, Inc. Project RMKT 10/01/10 Series 2008 A (BBB/NR)(d)
7,500,000	0.950	01/03/11	7,500,000
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 12/1/09 Series 2006 (BBB/NR)(d)
4,000,000	3.750	05/01/15	4,231,000
North East Independent School District GO Bonds Unlimited Tax for Capital Appreciation Series 2007 A (PSF-GTD) (AAA/Aaa)(b)
5,300,000	0.000	08/01/11	5,269,631
North East Independent School District GO Bonds Unlimited Tax Refunding Series 2004 (PSF-GTD) (AAA/Aaa)
13,460,000	5.000	08/01/15	15,457,464
North Texas Municipal Water District RB Refunding for Water System Improvement Series 2009 (AAA/Aa2)
765,000	4.000	09/01/12	812,698
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-2 (A-/A2)(d)
4,000,000	5.250	01/01/12	4,180,320
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A-/A2)(d)
5,100,000	5.750	01/01/16	5,857,044
North Texas Tollway Authority System RB Refunding First Tier Series 2008 H (A-/A2)(d)
4,000,000	5.000	01/01/13	4,289,600
North Texas Tollway Authority System RB Refunding First Tier Series 2008 L-1 (A-/A2)(d)
2,500,000	5.500	01/01/11	2,530,100

Northside Texas Independent School District Unlimited Tax GO Bonds for School Building RMKT 06/01/13 Series 2007 A (PSF-GTD) (AAA/Aaa)(d)
8,000,000	1.750	06/01/13	8,010,160
Northside Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aa1)(d)
3,000,000	2.100	06/01/11	3,023,070
Point Isabel Independent School District Unlimited Tax GO Bonds Refunding for School Building Series 1996 (PSF-GTD) (NR/Aaa)(b)
1,000,000	0.000	02/01/13	973,270
San Antonio Texas Hotel Occupancy RB for Capital Appreciation Series 1996 (ETM) (FGIC) (A+/Aa2)(b)
1,120,000	0.000	08/15/11	1,112,608
Spring Branch Independent School District Unlimited Tax GO Bonds for Schoolhouse Series 2004 (PSF-GTD) (AAA/Aaa)
1,000,000	4.750	02/01/14	1,088,990
Tarrant County Limited Tax GO Bonds Series 2008 (AAA/Aaa)
3,110,000	5.000	07/15/13	3,468,987
Tarrant Regional Water District RB Refunding and Improvement Series 2002 (AGM) (AAA/Aa1)
6,125,000	5.375	03/01/15	6,792,809
Texas Southern University Constitutional Appropriation RB Series 2005 (NR/Aa1)
1,000,000	4.000	10/01/11	1,033,170
Texas State Public Finance Authority GO Bonds Refunding Series 2002 (AA+/Aaa)(a)
5,000,000	5.375	10/01/12	5,489,150
Texas State Public Finance Authority GO Bonds Refunding Series 2008 A (AA+/Aaa)
3,750,000	5.000	10/01/11	3,921,600
Texas Transportation Commission RB Refunding for Central Texas Turnpike System First Tier Series 2009 (BBB+/Baa1)(d)
2,670,000	5.000	02/15/11	2,703,081
University of North Texas Financing System RB Series 2009 A (AA/Aa2)
515,000	5.000	04/15/12	548,346
1,195,000	5.000	04/15/13	1,318,754
Weatherford Texas Independent School District GO Bonds for School Building RMKT 08/03/09 Series 2002 A (PSF-GTD) (AAA/Aaa)
2,000,000	5.000	02/01/12	2,119,540

			223,498,893

U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority Senior Lien RB Matching Fund Loan Notes Series 2004 A (BBB/Baa2)
1,525,000	5.000	10/01/10	1,525,000
1,045,000	5.000	10/01/12	1,109,194
Virgin Islands Public Finance Authority Senior Lien RB Refunding Matching Fund Loan Notes Series 2009 B (BBB/Baa2)
2,500,000	5.000	10/01/13	2,704,425

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
U.S. Virgin Islands – (continued)

Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa2)
$605,000	4.000%	07/01/12	$629,370
1,285,000	4.000	07/01/13	1,347,862
480,000	4.000	07/01/14	507,648
680,000	4.750	07/01/15	741,907

			8,565,406

Utah – 0.9%
Centerville Utah Sales Tax RB Series 2009 (ASSURED GTY) (AAA/NR)
1,340,000	4.000	05/01/14	1,470,315
Intermountain Power Agency RB Refunding for Subordinated Power Supply Series 2009 A (A+/A1)
3,000,000	5.000	07/01/12	3,214,950
Utah State GO Bonds Series 2009 A (AAA/Aaa)
5,850,000	5.000	07/01/14	6,725,160
Utah State GO Bonds Series 2009 B (AAA/Aaa)
7,450,000	4.000	07/01/14	8,291,329
Utah State University RB Refunding for Student Fee and Housing System Series 2009 (ASSURED GTY) (AAA/Aa3)
1,545,000	4.000	12/01/11	1,607,217
1,615,000	4.000	12/01/12	1,725,579
1,575,000	3.000	12/01/14	1,682,289

			24,716,839

Virginia – 1.6%
Fairfax County Virginia Economic Development Authority Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2007 (BBB/NR)
500,000	4.150	10/01/13	516,030
Fairfax County Virginia GO Bonds for Public Improvement Series 2009 A (ST AID WITHHLDG) (AAA/Aaa)
1,000,000	4.000	04/01/12	1,052,620
Fairfax County Virginia Redevelopment & Housing Authority BANS for Affordable Housing Acquisition Series 2008 A (AA+/Aa2)
4,000,000	4.000	03/01/13	4,050,360
Newport News Virginia GO Bonds Series 2009 B (AA/Aa1)
4,315,000	3.000	09/01/13	4,589,650
Richmond Virginia GO Bonds Series 2000 (AGM) (AAA/Aa3)
5,000,000	5.500	01/15/15	5,118,750
Smyth County Virginia IDA Hospital RB for Mountain States Health Alliance Series 2010 B (BBB+/Baa1)
3,330,000	5.000	07/01/14	3,580,849
Virginia Beach Virginia GO Bonds for Public Improvement Series 2009 (AAA/Aaa)
2,175,000	3.000	06/01/12	2,265,632
1,000,000	3.000	06/01/13	1,060,950
Virginia Beach Virginia GO Bonds Refunding for Public Improvement Series 2004 B (AAA/Aaa)
1,455,000	5.000	05/01/13	1,616,185
Virginia College Building Authority Educational Facilities RB for 21st Century College Program Series 2004 A (ETM) (AA+/Aa1)
105,000	5.000	02/01/13	115,740

Virginia College Building Authority Educational Facilities RB Unrefunded Balance for 21st Century College Program Series 2004 (AA+/Aa1)
2,395,000	5.000	02/01/13	2,629,447
Virginia State Housing Development Authority Commonwealth Mortgage RB Subseries 2006 F-1 (GO OF AUTH) (AAA/Aaa)
6,000,000	4.000	04/01/12	6,201,120
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2010 A (AA+/Aa1)
3,015,000	2.500	03/01/15	3,064,205
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2003 C (ST AID WITHHLDG) (AA+/Aa1)
1,500,000	5.250	08/01/11	1,560,165
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2005 D (AA+/Aa1)
3,000,000	4.500	08/01/13	3,309,120
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/Baa1)(d)
2,000,000	4.050	05/01/14	2,144,940

			42,875,763

Washington – 1.4%
Grant County Washington Public Utility District No. 2 Priest Rapids RB Refunded Series 2001 H (AGM) (AAA/Aa3)
3,000,000	5.375	01/01/12	3,173,430
King County Washington Limited Tax GO Bonds Refunding Series 2009 D (AAA/Aa1)
3,195,000	3.000	12/01/12	3,358,967
King County Washington Public Hospital District No. 2 GO Bonds Refunding & Improvement for Evergreen Healthcare Series 2006 (NATL-RE) (AA-/Aa3)
1,000,000	4.000	12/01/10	1,005,380
Port of Seattle Washington Passenger Facility Charge RB Series 1998 A (NATL-RE) (A/A2)
5,000,000	5.000	12/01/17	5,030,200
Seattle Washington RB for Municipal Light and Power Improvement Series 2001 (ETM) (AGM) (AAA/Aa2)
7,710,000	5.250	03/01/11	7,865,511
Seattle Washington RB Refunding for Municipal Light and Power Improvement Series 2001 (AGM) (AAA/Aa2)(a)
2,195,000	5.500	03/01/11	2,241,490
Seattle Washington RB Unrefunded Balance for Municipal Light and Power Improvement Series 2001 (AGM) (AAA/Aa2)
2,630,000	5.250	03/01/11	2,682,179
805,000	5.500	03/01/15	820,714
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa3)
2,815,000	6.500	06/01/26	2,903,729
Washington State GO Bonds Refunding Bonds Series 1992 A (AA+/Aa1)
1,155,000	6.250	02/01/11	1,177,153

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

State-Specific Municipal Debt Obligations – (continued)
Washington – (continued)

Washington State Various Purpose GO Bonds Refunding Series 2005 R-A (AMBAC) (AA+/Aa1)
$3,500,000	5.000%	01/01/13	$3,834,530
Washington State Various Purpose GO Bonds Series 2008 C (AA+/Aa1)
3,400,000	4.000	01/01/12	3,545,044

			37,638,327

Wisconsin – 1.0%
Badger Tobacco Asset Securitization Corp. Tobacco Settlement RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(a)
10,000,000	6.000	06/01/12	10,882,900
Green Bay Area Public School District GO Bonds Refunding Series 2009 (NR/Aa1)
250,000	2.500	04/01/11	252,340
Madison Wisconsin Community Development Authority RB for Wisconsin Alumni Research Foundation Project Series 2009 (AAA/NR)
1,530,000	2.500	10/01/12	1,575,089
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa1)
4,050,000	5.000	02/01/16	4,754,295
Wisconsin State GO Bonds Series 2002 G (NATL-RE) (AA/Aa2)
2,500,000	5.000	05/01/12	2,674,325
Wisconsin State GO Bonds Series 2007 B (AGM) (AAA/Aa2)
4,115,000	5.000	05/01/12	4,401,939
Wisconsin State Health & Educational Facilities Authority RB for Aurora Health Care, Inc. Series 2010 A (A/A3)
1,500,000	5.000	04/15/12	1,572,930

			26,113,818

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS
(Cost $2,317,300,124)			$2,362,470,271

Other Municipal Debt Obligation – 0.1%

Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (NR/Baa1)(d)(e)
$2,000,000	4.950%	09/30/12	$1,657,020
(Cost $2,000,000)

Agency Debentures – 8.6%

FHLB
$140,000,000	0.875%	08/22/12	$141,001,238
10,000,000	4.625	10/10/12	10,817,190
15,000,000	3.625	10/18/13	16,251,508
57,500,000	5.250	06/18/14	66,242,933

TOTAL AGENCY DEBENTURES
(Cost $230,737,050)			$234,312,869

Short-Term Investments – 3.4%

Alaska – 0.3%
Valdez Alaska Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 C (A-1+/VMIG1)(c)
$9,000,000	0.230%	10/01/10	$9,000,000

Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2 (AAA/Aaa)(c)
2,000,000	0.220	10/01/10	2,000,000

Delaware – 0.2%
University of Delaware VRDN RB Series 2004 B (A-1/NR)(c)
5,425,000	0.310	10/01/10	5,425,000

Illinois – 0.2%
Chicago Illinois Board of Education Unlimited Tax GO Bonds RB Refunding Series 2010 B (LOC – JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(c)
1,400,000	0.290	10/01/10	1,400,000
Chicago Illinois Sales Tax VRDN RB Refunding RMKT 07/17/08 Series 2002 (A-1+/VMIG1)(c)
3,100,000	0.290	10/01/10	3,100,000
Chicago Illinois VRDN GO Bonds Project and Refunding Series 2003 B-1 (A-1+/Aa2)(c)
1,400,000	0.290	10/01/10	1,400,000

			5,900,000

Louisiana – 0.1%
East Baton Rouge Parish Louisiana VRDN PCRB Refunding for ExxonMobil Project Series 1989 (A-1+/P-1)(c)
2,700,000	0.210	10/01/10	2,700,000

Massachusetts – 0.1%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 2008 N-2 (A-1/VMIG1)(c)
2,000,000	0.220	10/01/10	2,000,000

Mississippi – 0.5%
Jackson County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1992 (NR/VMIG1)(c)
1,000,000	0.270	10/01/10	1,000,000
Mississippi Business Finance Corp. VRDN RB for Chevron U.S.A., Inc. Project Series 2009 C (NR/VMIG1)(c)
2,480,000	0.230	10/01/10	2,480,000

Mississippi Business Finance Corp. VRDN RB for Chevron U.S.A., Inc. Project Series 2009 G (NR/VMIG1)(c)
10,300,000	0.250	10/01/10	10,300,000

			13,780,000

Missouri – 0.1%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 1996 C (A-1+/VMIG1)(c)
1,900,000	0.260	10/01/10	1,900,000

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-Term Investments – (continued)

New Hampshire – 0.5%
New Hampshire Health & Education Facilities Authority VRDN RB for University of New Hampshire RMKT 08/01/05 Series 2005 B-1 (A-1+/VMIG1)(c)
$150,000	0.300%	10/01/10	$150,000
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 A (A-1/VMIG1)(c)
4,900,000	0.290	10/01/10	4,900,000
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 B (A-1/VMIG1)(c)
7,400,000	0.290	10/01/10	7,400,000

			12,450,000

New York – 0.5%
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second Generation Resolution Series 2008 BB-1 (A-1/VMIG1)(c)
1,900,000	0.270	10/01/10	1,900,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Subseries 2008 B-3 (A-1/VMIG1)(c)
1,000,000	0.300	10/01/10	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second Generation Resolution Series 2007 BB-5 (A-1+/VMIG1)(c)
6,500,000	0.230	10/01/10	6,500,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Subseries 2002 1-D (LIQ – Landesbank Hessen-Thuringen) (A-1+/VMIG1)(c)
260,000	0.270	10/01/10	260,000
New York City VDRN GO Bonds Subseries 1993 A-7 (LOC – JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(c)
2,000,000	0.270	10/01/10	2,000,000
New York City VRDN GO Bonds Subseries 1993 A-8 (LOC – JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(c)
200,000	0.230	10/01/10	200,000
New York City VDRN GO Bonds Subseries 1993 E-2 (LOC – JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(c)
1,600,000	0.270	10/01/10	1,600,000
New York City VDRN GO Bonds Subseries 1993 E-5 (LOC – JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(c)
1,300,000	0.220	10/01/10	1,300,000

			14,760,000

Rhode Island – 0.2%
Rhode Island State Industrial Facilities Corp. Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (A-1+/VMIG1)(c)
5,970,000	0.230	10/01/10	5,970,000

Texas – 0.3%
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities VRDN RB Refunding for ExxonMobil Project Series 2001 A (A-1+/VMIG1)(c)
3,300,000	0.230	10/01/10	3,300,000

Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities VRDN RB Refunding for ExxonMobil Project Subseries 2008 A-3 (NR/VMIG1)(c)
300,000	0.230	10/01/10	300,000
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(c)
4,045,000	0.300	10/01/10	4,045,000

			7,645,000

Virginia – 0.1%
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College and Equipment Programs Series 2006 B (Aa1/AA+)(c)
2,700,000	0.280	10/01/10	2,700,000

Wyoming – 0.2%
Uinta County Wyoming VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (A-1+/VMIG1)(c)
6,600,000	0.250	10/01/10	6,600,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $92,830,000)			$92,830,000

Shares	Rate	Value

Investment Company – 0.0%

Blackrock Municipal Bond Fund – Institutional Shares(c)
761,331	0.138%	$761,331
(Cost $761,331)

TOTAL INVESTMENTS – 98.9%
(Cost $2,643,628,505)		$2,692,031,491

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		29,510,714

NET ASSETS – 100.0%		$2,721,542,205

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Issued with zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. Except for floating rate notes (for which the final maturity date is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at September 30, 2010.

(d)	Security with a “Put” feature and resetting interest rates. Maturity date disclosed is the puttable date. Interest rate disclosed is that which is in effect at September 30, 2010.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,906,259, which represents approximately 0.3% of net assets as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)
September 30, 2010 (Unaudited)

(f)	When-issued security.

(g)	Inverse variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp. — Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
ASSURED GTY	—	Insured by Assured Guaranty
BANS	—	Bond Anticipation Notes
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	CIFC Assurance North America, Inc.
CNTY GTD	—	County Guaranteed
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF CITY	—	General Obligation of City
GO OF CORP	—	General Obligation of Corporation
GO OF UNIV	—	General Obligation of University
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MUN GOVT GTD	—	Municipal Government Guaranteed
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance Guarantee Corp. — Insured Bond Certificates
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RMKT	—	Remarketed
SCH BD GTY	—	School Bond Guaranty
SCH BD RES FD	—	School Bond Reserve Fund
SCSDE	—	South Carolina State Department of Education
SD CRED PROG	—	School District Credit Program
ST AID WITHHLDG	—	State Aid Withholding
TCRS	—	Transferable Custodial Receipts
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.
XLCA-ICR	—	Insured by XL Capital Assurance, Inc. — Insured Custodial Receipts

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACT — At September 30, 2010, the Fund had an outstanding swap contract with the following terms:

CREDIT DEFAULT SWAP CONTRACT

Upfront
Payment
		Notional	Rates		Credit Spread at		made/
	Reference	Amount	received by	Termination	September 30, 2010(a)	Market	(received)	Unrealized
Counterparty	Obligation	(000’s)	the Fund	Date	(basis points)	Value	by the Fund	Gain (Loss)

Protection Sold:
Morgan Stanley Capital Services, Inc.	MCDX North America 14 Index	$8,750	2.450%	06/20/15	221	$(383,281)	$(471,427)	$88,146

(a)	A credit spread on the referenced obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Assets and Liabilities
September 30, 2010 (Unaudited)

	High Yield	Municipal	Short Duration
	Municipal Fund	Income Fund	Tax-Free Fund

Assets:

Investments in securities, at value (identified cost $3,973,135,259, $641,115,367 and $2,643,628,505, respectively)	$3,855,500,090	$670,603,444	$2,692,031,491
Cash	904,287	431,537	8,667,702
Receivables:
Interest and dividends, net of allowances	67,938,064	9,820,636	27,806,995
Investment securities sold	13,259,399	540,000	—
Fund shares sold	7,328,431	753,103	20,905,299
Due from broker — collateral for swap contracts	876,476	—	790,000
Swap contracts, at value	411,770	—	—
Due from custodian	191,209	—	—
Reimbursement from investment adviser	46,618	38,233	47,841
Other assets	9,338	1,632	5,699

Total assets	3,946,465,682	682,188,585	2,750,255,027

Liabilities:

Payables:
Investment securities purchased	8,539,365	2,500,000	17,393,199
Fund shares redeemed	7,295,771	1,093,045	8,042,462
Income distribution	6,329,018	779,713	1,632,776
Amounts owed to affiliates	2,062,057	448,174	1,167,208
Swap contracts, at value (includes upfront payments received of $740,814, $134,694, and $471,427, respectively)	602,300	109,509	383,281
Accrued expenses	168,783	74,089	93,896

Total liabilities	24,997,294	5,004,530	28,712,822

Net Assets:

Paid-in capital	5,263,542,647	682,679,581	2,684,395,396
Accumulated undistributed net investment income	27,561,697	277,895	475,742
Accumulated net realized loss from investment and swap transactions	(1,252,551,071)	(35,286,683)	(11,820,065)
Net unrealized gain (loss) on investments and swap contracts	(117,084,885)	29,513,262	48,491,132

NET ASSETS	$3,921,468,388	$677,184,055	$2,721,542,205

Net Assets:
Class A	$435,107,194	$418,491,046	$972,609,097
Class B	18,902,353	8,630,496	263,949
Class C	122,790,711	28,719,300	47,887,805
Institutional	3,344,616,780	221,099,592	1,679,850,290
Service	—	214,619	20,930,049
Class IR	51,350	29,002	1,015

Total Net Assets	$3,921,468,388	$677,184,055	$2,721,542,205

Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	49,350,856	27,243,654	91,986,542
Class B	2,144,106	561,850	24,990
Class C	13,928,364	1,869,259	4,529,577
Institutional	379,329,483	14,397,018	158,937,432
Service	—	13,905	1,981,240
Class IR	5,824	1,887	96

Net asset value, offering and redemption price per share:(a)
Class A	$8.82	$15.36	$10.57
Class B	8.82	15.36	10.56
Class C	8.82	15.36	10.57
Institutional	8.82	15.36	10.57
Service	—	15.43	10.56
Class IR	8.82	15.37	10.57

(a)	Maximum public offering price per share for Class A Shares of High Yield Municipal Fund (NAV per share multiplied by 1.0471) is $9.24, for Class A Shares of Municipal Income Fund (NAV per share multiplied by 1.0390) is $15.96 and for Class A Shares of Short Duration Tax-Free Fund (NAV per share multiplied by 1.0152) is $10.73. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Operations
For the Six Months Ended September 30, 2010 (Unaudited)

	High Yield	Municipal	Short Duration
	Municipal Fund	Income Fund	Tax-Free Fund

Investment income:

Interest, net of allowances	$117,176,694	$16,410,764	$29,555,454
Dividends	27,473	5,263	29,421

Total investment income	117,204,167	16,416,027	29,584,875

Expenses:

Management fees	10,032,614	1,790,006	4,553,422
Distribution and Service fees(a)	1,234,910	689,356	1,428,598
Transfer Agent fees(a)	1,018,718	328,957	940,862
Custody and accounting fees	104,898	22,121	66,733
Printing and mailing costs	89,643	33,255	34,023
Professional fees	54,863	42,156	42,098
Registration fees	40,996	55,820	70,475
Trustee fees	11,777	7,945	10,110
Service share fees — Service Plan	—	264	35,874
Service share fees — Shareholder Administration Plan	—	264	35,874
Other	25,079	4,601	25,584

Total expenses	12,613,498	2,974,745	7,243,653

Less — expense reductions	(250,981)	(315,607)	(501,663)

Net expenses	12,362,517	2,659,138	6,741,990

NET INVESTMENT INCOME	104,841,650	13,756,889	22,842,885

Realized and unrealized gain (loss) from investment and swap transactions:

Net realized gain (loss) from:
Investment transactions	(3,921,859)	658,655	983,862
Swap contracts	420,383	33,873	118,554
Net change in unrealized gain (loss) on:
Investments	163,075,369	21,783,302	23,143,403
Swap contracts	(119,458)	25,185	88,146

Net realized and unrealized gain from investment and swap transactions	159,454,435	22,501,015	24,333,965

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$264,296,085	$36,257,904	$47,176,850

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follow:

	Distribution and Service Fees			Transfer Agent Fees
Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service	Class IR(b)
High Yield Municipal	$537,305	$100,465	$597,140	$279,396	$13,060	$77,627	$648,632	N/A	$3
Municipal Income	506,427	46,049	136,880	263,340	5,986	17,794	41,795	42	—	(c)
Short Duration Tax-Free	1,199,199	1,575	227,824	623,577	205	29,617	281,723	5,740	—	(c)

(b) Commenced operations on July 30, 2010.
(c) Amount less than $1.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Changes in Net Assets

	High Yield Municipal Fund
	For the
	Six Months Ended		For the
	September 30, 2010		Fiscal Year Ended
	(Unaudited)		March 31, 2010

From operations:

Net investment income	$104,841,650		$180,012,617
Net realized gain (loss) from investment and swap transactions	(3,501,476)		(133,479,160)
Net change in unrealized gain on investments and swap contracts	162,955,911		629,738,665

Net increase in net assets resulting from operations	264,296,085		676,272,122

Distributions to shareholders:

From net investment income
Class A Shares	(10,830,026)		(53,441,504)
Class B Shares	(431,396)		(1,188,990)
Class C Shares	(2,559,827)		(5,486,251)
Institutional Shares	(87,137,616)		(113,764,895)
Service Shares	—		—
Class IR Shares(a)	(110)		—

Total distributions to shareholders	(100,958,975)		(173,881,640)

From share transactions:

Proceeds from sales of shares	447,979,869		2,938,305,583
Reinvestment of distributions	60,628,200		106,002,066
Cost of shares redeemed	(435,966,627	)(b)	(1,895,616,960	)(c)

Net increase in net assets resulting from share transactions	72,641,442		1,148,690,689

TOTAL INCREASE	235,978,552		1,651,081,171

Net assets:

Beginning of period	3,685,489,836		2,034,408,665

End of period	$3,921,468,388		$3,685,489,836

Accumulated undistributed net investment income	$27,561,697		$23,679,022

(a)	Commenced operations on July 30, 2010.
(b) Net of $62,534 and $7,425 of redemption fees remitted to the High Yield Municipal and Municipal Income Funds, respectively.
(c) Net of $188,603 and $18,680 of redemption fees remitted to the High Yield Municipal and Municipal Income Funds, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Municipal Income Fund				Short Duration Tax-Free Fund
For the				For the
Six Months Ended		For the		Six Months Ended	For the
September 30, 2010		Fiscal Year Ended		September 30, 2010	Fiscal Year Ended
(Unaudited)		March 31, 2010		(Unaudited)	March 31, 2010

$13,756,889		$27,073,770		$22,842,885	$29,380,536
692,528		(6,807,607)		1,102,416	78,678
21,808,487		66,056,058		23,231,549	21,397,918

36,257,904		86,322,221		47,176,850	50,857,132

(8,341,553)		(16,180,019)		(8,020,883)	(11,896,199)
(154,996)		(389,317)		(1,691)	(5,868)
(460,668)		(851,918)		(209,746)	(331,255)
(4,657,601)		(9,500,008)		(14,174,025)	(16,839,355)
(4,147)		(10,462)		(221,697)	(100,271)
(8)		—		(3)	—

(13,618,973)		(26,931,724)		(22,628,045)	(29,172,948)

108,429,229		210,686,438		1,076,608,983	2,662,945,263
8,908,039		17,288,517		13,794,085	20,225,440
(98,366,944	)(b)	(203,176,485	)(c)	(753,469,513)	(926,172,187)

18,970,324		24,798,470		336,933,555	1,756,998,516

41,609,255		84,188,967		361,482,360	1,778,682,700

635,574,800		551,385,833		2,360,059,845	581,377,145

$677,184,055		$635,574,800		$2,721,542,205	$2,360,059,845

$277,895		$139,979		$475,742	$260,902

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements
September 30, 2010

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/
Fund	Share Classes Offered*	Non-Diversified

High Yield Municipal	A, B, C, Institutional and IR	Non-diversified

Municipal Income and Short Duration Tax-Free	A, B, C, Institutional, Service and IR	Diversified

*	Effective November 2, 2009, Class B Shares are no longer available for purchase by new or existing shareholders except under certain circumstances.

Class A Shares of the High Yield Municipal, Municipal Income and Short Duration Tax-Free Funds are sold with a front-end sales charge of up to 4.50%, 3.75% and 1.50%, respectively. Class B Shares of High Yield Municipal, Municipal Income and Short Duration Tax-Free Funds were sold with contingent deferred sales charges that decline from 5.00% to zero, 5.00% to zero, and 2.00% to zero, respectively, depending upon the period of time that shares are held. Class C Shares are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Effective September 30, 2010 the contingent deferred sales charge for Class C Shares of Short Duration Tax-Free Fund was reduced to 0.65%. Institutional, Class IR and Service Shares are not subject to a sales charge. Class IR Shares commenced operations on July 30, 2010.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to each Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

B. Security and Fund Share Transactions, and Investment Income — Security and Fund share transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Investment income and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Fund based upon the relative proportion of net assets of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or pro-rata basis depending upon the nature of the expense and are accrued daily.

D. Redemption Fees — All classes of the High Yield Municipal and Municipal Income Funds charge a 2% redemption fee on the redemption of shares (including by exchange) held for 60 and 30 calendar days or less, respectively. For this purpose, the Funds use a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to a Fund and are reflected as a reduction in share redemptions. Redemption fees are credited to Paid-in capital and are allocated to each share class of a Fund on a pro-rata basis at the time of payment. Effective October 1, 2010, the redemption fee for the Goldman Sachs Municipal Income Fund has been eliminated.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid annually.
Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. The Funds’ capital accounts on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floaters is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)
September 30, 2010

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

G. When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.

H. Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds invest in the following type of swap:
A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.

3. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)
September 30, 2010

3. FAIR VALUE OF INVESTMENTS (continued)

The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of September 30, 2010:

High Yield Municipal

	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$3,757,294,525	$552,016
Common Stock and/or Other Equity
Investments	160,451	—	—
Short-term Investments	4,239,098	93,254,000	—
Derivatives	—	411,770	—

Total	$4,399,549	$3,850,960,925	$552,016

Liabilities
Derivatives	$—	$(602,300)	$—

The following is a reconciliation of Level 3 investments in the High Yield Municipal Fund for the six months ended September 30, 2010:

Municipal
Debt
Level 3	Obligations

Beginning Balance as of April 1, 2010	$552,016

Realized gain (loss)	—

Unrealized gain (loss) relating to instruments still held at reporting date	—

Net purchases (sales)	—

Net transfers in and/or out of Level 3	—

Ending Balance as of September 30, 2010	$552,016

Municipal Income

	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$638,347,264	$—
Short-term Investments	13,176,180	19,080,000	—

Total	$13,176,180	$657,427,264	$—

Liabilities
Derivatives	$—	$(109,509)	$—

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

3. FAIR VALUE OF INVESTMENTS (continued)

Short Duration Tax-Free

	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$2,364,127,291	$—
U.S. Government Agency Obligations	—	234,312,869	—
Short-term Investments	761,331	92,830,000	—

Total	$761,331	$2,691,270,160	$—

Liabilities
Derivatives	$—	$(383,281)	$—

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, computed daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
For the six months ended September 30, 2010, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net
	First	Next	Next	Next	Over	Effective	Management
Fund	$1 billion	$1 billion	$3 billion	$3 billion	$8 billion	Rate	Rate

High Yield Municipal	0.55%	0.55%	0.50%	0.48%	0.47%	0.53%	0.53%

Municipal Income	0.55	0.50	0.48	0.47	0.46	0.55	0.50	*

Short Duration Tax-Free	0.40	0.36	0.34	0.33	0.32	0.37	0.35	*

*	GSAM agreed to waive a portion of its management fee in order to achieve the effective net management rates above, through at least July 29, 2011, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.

B. Distribution and Service Plans — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on a Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class B	Class C

Distribution Plan	0.25%	0.75%	0.75%

Service Plan	—	0.25	0.25

*	With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)
September 30, 2010

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2010, Goldman Sachs has agreed to waive a portion of the distribution and service fees equal to 0.15% of the average daily net assets attributable to Class B Shares of Short Duration Tax-Free Fund. Effective September 30, 2010, Goldman Sachs agreed to waive a portion of the Distribution and Service fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Short Duration Tax-Free Fund. These arrangements will remain in place through at least July 29, 2011, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge and Class B and Class C contingent deferred sales charges. During the six months ended September 30, 2010, Goldman Sachs advised that it retained the following approximate amounts:

	Front End	Contingent Deferred
	Sales Charge	Sales Charge
Fund	Class A	Class B	Class C

High Yield Municipal	$56,000	$—	$—

Municipal Income	28,100	—	—

Short Duration Tax-Free	10,900	—	—

D. Service Plan and Shareholder Administration Plan — The Trust, on behalf of the Funds that offer Service Shares, has adopted a Service Plan and a Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account maintenance and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% (0.50% in aggregate) of the average daily net assets of the Service Shares.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and paid monthly at an annual rate as follows: 0.13% of the average daily net assets for Class A, Class B, Class C and Class IR Shares and 0.04% of average daily net assets for Institutional and Services Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” of the Funds (excluding management fees, distribution and service fees, transfer agent fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of each Fund. Such Other Expense reimbursement, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. These other expense reimbursements will remain in place through at least July 29, 2011, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and transfer agent which may result in a reduction of the Funds’ expenses.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2010, these expense reductions, including any fee waivers and Other Expense reimbursement, were as follows (in thousands):

	Fee Waivers
	Management	Class B Distribution		Class C Distribution		Other Expense	Total Expense
Fund	Fee	and Service Fee		and Service Fee		Reimbursement	Reductions

High Yield Municipal	$—	$—		$—		$251	$251

Municipal Income	163	—		—		153	316

Short Duration Tax-Free	302	—	(a)	—	(a)	200	502

(a)	Amount rounds to less than $1,000.

As of September 30, 2010, the amounts owed to affiliates of the Funds were as follows (in thousands):

		Distribution
	Management	and Service	Transfer
Fund	Fees	Fees	Agent Fees	Total

High Yield Municipal	$1,686	$205	$171	$2,062

Municipal Income	276	117	55	448

Short Duration Tax-Free	760	245	162	1,167

G. Line of Credit Facility — As of September 30, 2010, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Funds and other borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $920,000,000. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2010, the Funds did not have any borrowings under the facility. Prior to May 11, 2010, the amount available through the facility was $660,000,000.

5. INVESTMENTS IN DERIVATIVES

The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)
September 30, 2010

5. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth, by certain risk types, the gross value of the Funds’ derivative contracts for trading activities as of September 30, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

		Statements of Assets		Statements of Assets
		and Liabilities	Derivative	and Liabilities	Derivative
Fund	Risk	Location	Assets	Location	Liabilities

High Yield Municipal	Credit	Receivable for swap contracts, at value	$411,770	Payable for swap contracts, at value	$(602,300)

Municipal Income	Credit	—	—	Payable for swap contract, at value	(109,509)

Short Duration Tax-Free	Credit	—	—	Payable for swap contract, at value	(383,281)

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to derivative activities and their indicative volumes for the six months ended September 30, 2010. These gains (losses) should be considered in the context that these contracts may have been executed to economically hedge securities and accordingly, gains (losses) on such contracts may offset (losses) gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

				Net Change in	Average
		Statements of	Net Realized	Unrealized	Number of
Fund	Risk	Operations Location	Gain (Loss)	Gain (Loss)	Contracts(a)

High Yield Municipal	Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$420,383	$(119,458)	2

Municipal Income	Credit	Net realized gain (loss) from swap contract/Net change in unrealized gain (loss) on swap contract	33,873	25,185	1

Short Duration Tax-Free	Credit	Net realized gain (loss) from swap contract/Net change in unrealized gain (loss) on swap contract	118,554	88,146	1

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2010.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2010, were as follows:

			Sales and
Fund	Purchases		Maturities

High Yield Municipal	$433,477,027		$314,195,592

Municipal Income	35,867,824		24,286,430

Short Duration Tax-Free	591,743,671	*	223,664,349	**

*	Includes purchases of U.S. Government Agency Obligations in the amount of $173,504,075.

**	Includes sales of U.S. Government Agency Obligations in the amount of $80,558,870.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

7. TAX INFORMATION

As of the most recent fiscal year end, March 31, 2010, the capital loss carryforwards and certain timing differences on a tax-basis were as follows:

	High Yield	Municipal	Short Duration
	Municipal	Income	Tax-Free

Capital loss carryforward:(1)
Expiring 2011	$—	$(872,080)	$—
Expiring 2012	—	(873,613)	(2,563,121)
Expiring 2013	—	—	(3,111,685)
Expiring 2014	—	—	(4,730,013)
Expiring 2015	(2,478,411)	(3,036,076)	(2,044,683)
Expiring 2016	(220,731,177)	(5,753,929)	—
Expiring 2017	(553,071,659)	(13,220,467)	(12,792)
Expiring 2018	(431,124,617)	(11,494,807)	(451,870)

Total capital loss carryforward	$(1,207,405,864)	$(35,250,972)	$(12,914,164)

Timing differences (post-October losses/income distribution payable/defaulted bond income)	$(12,612,341)	$(1,527,521)	$(1,303,157)

(1)	Expiration occurs on March 31 of the year indicated.

As of September 30, 2010, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

	High Yield	Municipal	Short Duration
	Municipal	Income	Tax-Free

Tax cost	$3,991,980,002	$640,636,155	$2,643,235,212

Gross unrealized gain	299,520,623	47,521,213	51,354,772

Gross unrealized loss	(436,000,535)	(17,553,924)	(2,558,493)

Net unrealized security gain (loss)	$(136,479,912)	$29,967,289	$48,796,279

The difference between GAAP-basis and tax-basis unrealized gains (losses), as of the most recent fiscal year end, is attributable primarily to wash sales, differences in the tax treatment of partnership investments and the accretion of market discount.
GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these funds, accounts or individuals of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)
September 30, 2010

8. OTHER RISKS (continued)

may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, industry or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. GSAM has concluded that, excluding the removal of the Redemption fee disclosed in the Significant Accounting Policies, there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	High Yield Municipal Fund

	For the Six Months Ended
	September 30, 2010		For the Fiscal Year Ended
	(Unaudited)		March 31, 2010

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	5,864,082	$50,430,300	68,343,839	$525,435,645
Shares converted from Class B(a)	118,725	1,013,279	179,620	1,452,695
Reinvestment of distributions	1,015,501	8,762,538	4,587,049	35,690,374
Shares redeemed	(9,523,749)	(81,708,892)	(171,161,511)	(1,408,772,269)

	(2,525,441)	(21,502,775)	(98,051,003)	(846,193,555)

Class B Shares
Shares sold	25,235	217,251	190,051	1,457,937
Shares converted to Class A(a)	(118,725)	(1,013,279)	(179,620)	(1,452,695)
Reinvestment of distributions	42,224	364,219	121,259	956,065
Shares redeemed	(301,040)	(2,598,512)	(879,889)	(7,024,151)

	(352,306)	(3,030,321)	(748,199)	(6,062,844)

Class C Shares
Shares sold	1,499,992	12,936,194	2,678,623	21,455,273
Reinvestment of distributions	208,283	1,797,188	482,565	3,818,443
Shares redeemed	(1,760,965)	(15,128,992)	(2,630,085)	(20,940,504)

	(52,690)	(395,610)	531,103	4,333,212

Institutional Shares
Shares sold	44,765,521	384,345,114	292,910,668	2,389,956,728
Reinvestment of distributions	5,758,109	49,704,146	8,125,850	65,537,184
Shares redeemed	(39,192,193)	(336,530,221)	(57,125,260)	(458,880,036)

	11,331,437	97,519,039	243,911,258	1,996,613,876

Class IR Shares(b)
Shares sold	5,813	51,010	—	—
Reinvestment of distributions	12	109	—	—
Shares redeemed	(1)	(10)	—	—

	5,824	51,109	—	—

NET INCREASE	8,406,824	$72,641,442	145,643,159	$1,148,690,689

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

(b)	Commenced operations on July 30, 2010.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)
September 30, 2010

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Municipal Income Fund

	For the Six Months Ended
	September 30, 2010		For the Fiscal Year Ended
	(Unaudited)		March 31, 2010

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,571,805	$68,927,619	9,185,900	$132,617,354
Shares converted from Class B(a)	55,674	837,953	70,260	1,028,057
Reinvestment of distributions	439,256	6,641,027	919,946	13,279,995
Shares redeemed	(4,696,167)	(70,581,728)	(8,165,596)	(116,999,100)

	370,568	5,824,871	2,010,510	29,926,306

Class B Shares
Shares sold	23,893	361,125	110,859	1,584,488
Shares converted to Class A(a)	(55,674)	(837,953)	(70,260)	(1,028,057)
Reinvestment of distributions	8,060	121,832	20,060	289,293
Shares redeemed	(53,543)	(812,719)	(190,830)	(2,770,018)

	(77,264)	(1,167,715)	(130,171)	(1,924,294)

Class C Shares
Shares sold	202,945	3,057,207	546,653	7,925,988
Reinvestment of distributions	21,992	332,725	41,557	600,685
Shares redeemed	(151,561)	(2,275,451)	(283,411)	(4,119,005)

	73,376	1,114,481	304,799	4,407,668

Institutional Shares
Shares sold	2,393,074	36,054,262	4,765,135	68,553,420
Reinvestment of distributions	119,763	1,812,090	215,735	3,117,717
Shares redeemed	(1,642,350)	(24,697,030)	(5,481,121)	(79,232,601)

	870,487	13,169,322	(500,251)	(7,561,464)

Service Shares
Shares sold	—	—	381	5,188
Reinvestment of distributions	23	357	57	827
Shares redeemed	—	—	(3,739)	(55,761)

	23	357	(3,301)	(49,746)

Class IR Shares(b)
Shares sold	1,888	29,016	—	—
Reinvestment of distributions	—	8	—	—
Shares redeemed	(1)	(16)	—	—

	1,887	29,008	—	—

NET INCREASE	1,239,077	$18,970,324	1,681,586	$24,798,470

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

(b)	Commenced operations on July 30, 2010.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Short Duration Tax-Free Fund

	For the Six Months Ended
	September 30, 2010		For the Fiscal Year Ended
	(Unaudited)		March 31, 2010

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	33,393,059	$351,740,556	103,632,204	$1,079,170,770
Shares converted from Class B(a)	—	—	1,209	12,422
Reinvestment of distributions	535,879	5,648,149	860,216	8,959,669
Shares redeemed	(35,816,878)	(377,057,575)	(40,224,280)	(419,214,830)

	(1,887,940)	(19,668,870)	64,269,349	668,928,031

Class B Shares
Shares sold	—	—	—	—
Shares converted to Class A(a)	—	—	(1,211)	(12,422)
Reinvestment of distributions	146	1,537	410	4,257
Shares redeemed	(5,238)	(55,326)	(13,096)	(137,077)

	(5,092)	(53,789)	(13,897)	(145,242)

Class C Shares
Shares sold	1,049,846	11,047,055	2,905,076	30,243,709
Reinvestment of distributions	13,214	139,277	21,030	218,743
Shares redeemed	(543,856)	(5,729,240)	(610,693)	(6,363,473)

	519,204	5,457,092	2,315,413	24,098,979

Institutional Shares
Shares sold	67,715,940	713,817,833	145,002,863	1,510,047,555
Reinvestment of distributions	740,288	7,800,334	1,050,171	10,942,528
Shares redeemed	(33,041,514)	(347,533,989)	(47,913,715)	(500,431,821)

	35,414,714	374,084,178	98,139,319	1,020,558,262

Service Shares
Shares sold	240	2,517	4,149,690	43,483,229
Reinvestment of distributions	19,467	204,785	9,571	100,243
Shares redeemed	(2,200,627)	(23,093,373)	(2,390)	(24,986)

	(2,180,920)	(22,886,071)	4,156,871	43,558,486

Class IR Shares(b)
Shares sold	97	1,022	—	—
Reinvestment of distributions	—	3	—	—
Shares redeemed	(1)	(10)	—	—

	96	1,015	—	—

NET INCREASE	31,860,062	$336,933,555	168,867,055	$1,756,998,516

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

(b)	Commenced operations on July 30, 2010.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders
	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED SEPTEMBER 30, (UNAUDITED)

2010 - A	$8.45	$0.22	$0.37	$0.59	$(0.22)	$—	$(0.22)
2010 - B	8.45	0.19	0.36	0.55	(0.18)	—	(0.18)
2010 - C	8.45	0.19	0.36	0.55	(0.18)	—	(0.18)
2010 - Institutional	8.45	0.23	0.37	0.60	(0.23)	—	(0.23)
2010 - IR (Commenced July 30, 2010)	8.57	0.08	0.25	0.33	(0.08)	—	(0.08)

FOR THE FISCAL YEARS ENDED MARCH 31,

2010 - A	7.00	0.48	1.43	1.91	(0.46)	—	(0.46)
2010 - B	7.00	0.42	1.43	1.85	(0.40)	—	(0.40)
2010 - C	7.00	0.42	1.43	1.85	(0.40)	—	(0.40)
2010 - Institutional	7.00	0.50	1.44	1.94	(0.49)	—	(0.49)

2009 - A	9.77	0.50	(2.78)	(2.28)	(0.49)	—	(0.49)
2009 - B	9.77	0.43	(2.78)	(2.35)	(0.42)	—	(0.42)
2009 - C	9.77	0.43	(2.78)	(2.35)	(0.42)	—	(0.42)
2009 - Institutional	9.77	0.53	(2.78)	(2.25)	(0.52)	—	(0.52)

FOR THE PERIOD NOVEMBER 1, 2007 TO MARCH 31, 2008*

2008 - A	10.78	0.22	(1.02)	(0.80)	(0.21)	—	(0.21)
2008 - B	10.78	0.18	(1.01)	(0.83)	(0.18)	—	(0.18)
2008 - C	10.78	0.18	(1.01)	(0.83)	(0.18)	—	(0.18)
2008 - Institutional	10.78	0.23	(1.01)	(0.78)	(0.23)	—	(0.23)

FOR THE FISCAL YEARS ENDED OCTOBER 31,

2007 - A	11.57	0.51	(0.76)	(0.25)	(0.50)	(0.04)	(0.54)
2007 - B	11.57	0.43	(0.76)	(0.33)	(0.42)	(0.04)	(0.46)
2007 - C	11.57	0.42	(0.75)	(0.33)	(0.42)	(0.04)	(0.46)
2007 - Institutional	11.57	0.55	(0.76)	(0.21)	(0.54)	(0.04)	(0.58)

2006 - A	11.11	0.52	0.46	0.98	(0.52)	—	(0.52)
2006 - B	11.11	0.44	0.46	0.90	(0.44)	—	(0.44)
2006 - C	11.11	0.44	0.46	0.90	(0.44)	—	(0.44)
2006 - Institutional	11.11	0.57	0.46	1.03	(0.57)	—	(0.57)

2005 - A	10.90	0.54	0.21	0.75	(0.54)	—	(0.54)
2005 - B	10.90	0.45	0.22	0.67	(0.46)	—	(0.46)
2005 - C	10.90	0.45	0.22	0.67	(0.46)	—	(0.46)
2005 - Institutional	10.91	0.59	0.19	0.78	(0.58)	—	(0.58)

*	The Fund changed its fiscal year end from October 31 to March 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

			Ratio of		Ratio of		Ratio of		Ratio of
			net expenses		net expenses		total expenses		total expenses
			to average		to average		to average		to average		Ratio of
		Net assets,	net assets		net assets		net assets		net assets		net investment
Net asset		end of	including		excluding		including		excluding		income		Portfolio
value, end	Total	period	interest expense		interest expense		interest expense		interest expense		to average		turnover
of period	return(b)	(in 000s)	and fees		and fees		and fees		and fees		net assets		rate

$8.82	7.03%	$435,107	0.91	%(c)	0.91	%(c)	0.92	%(c)	0.92	%(c)	5.24	%(c)	9%
8.82	6.63	18,902	1.66	(c)	1.66	(c)	1.67	(c)	1.67	(c)	4.50	(c)	9
8.82	6.76	122,791	1.66	(c)	1.66	(c)	1.67	(c)	1.67	(c)	4.49	(c)	9
8.82	7.21	3,344,617	0.57	(c)	0.57	(c)	0.58	(c)	0.58	(c)	5.58	(c)	9
8.82	3.84	51	0.66	(c)	0.66	(c)	0.68	(c)	0.68	(c)	5.84	(c)	9

8.45	27.93	438,134	0.91		0.91		0.93		0.93		6.15		31
8.45	26.99	21,083	1.66		1.66		1.68		1.68		5.33		31
8.45	26.84	118,070	1.66		1.66		1.68		1.68		5.28		31
8.45	28.37	3,108,202	0.57		0.57		0.59		0.59		6.18		31

7.00	(23.97)	1,049,054	0.91		0.91		0.93		0.93		5.76		57
7.00	(24.55)	22,705	1.66		1.66		1.68		1.68		5.08		57
7.00	(24.55)	94,113	1.66		1.66		1.68		1.68		5.09		57
7.00	(23.71)	868,537	0.57		0.57		0.59		0.59		6.08		57

9.77	(7.45)	2,787,779	0.91	(c)	0.90	(c)	0.93	(c)	0.92	(c)	5.07	(c)	16
9.77	(7.74)	44,026	1.66	(c)	1.65	(c)	1.68	(c)	1.67	(c)	4.30	(c)	16
9.77	(7.74)	162,459	1.66	(c)	1.65	(c)	1.68	(c)	1.67	(c)	4.31	(c)	16
9.77	(7.32)	2,578,017	0.57	(c)	0.56	(c)	0.59	(c)	0.58	(c)	5.42	(c)	16

10.78	(2.27)	3,984,269	1.00		0.91		1.02		0.93		4.50		56
10.78	(3.00)	53,384	1.75		1.66		1.77		1.68		3.76		56
10.78	(3.00)	200,199	1.75		1.66		1.77		1.68		3.76		56
10.78	(1.92)	3,738,472	0.64		0.55		0.66		0.57		4.86		56

11.57	9.05	3,569,963	1.07		0.92		1.11		0.96		4.64		32
11.57	8.24	57,902	1.82		1.67		1.86		1.71		3.90		32
11.57	8.24	160,180	1.82		1.67		1.85		1.70		3.88		32
11.57	9.45	3,483,350	0.71		0.56		0.74		0.59		5.02		32

11.11	6.99	2,264,580	1.13		0.97		1.15		0.99		4.78		26
11.11	6.20	49,299	1.88		1.72		1.91		1.75		4.05		26
11.11	6.20	87,466	1.88		1.72		1.90		1.74		4.03		26
11.11	7.31	2,540,339	0.74		0.58		0.76		0.60		5.16		26

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
					Distributions
	Net asset				to shareholders
	value,	Net	Net realized	Total from	from net
	beginning	investment	and unrealized	investment	investment
Year - Share Class	of period	income(a)	gain (loss)	operations	income

FOR THE SIX MONTHS ENDED SEPTEMBER 30, (UNAUDITED)

2010 - A	$14.83	$0.31	$0.53	$0.84	$(0.31)
2010 - B	14.83	0.25	0.53	0.78	(0.25)
2010 - C	14.84	0.25	0.52	0.77	(0.25)
2010 - Institutional	14.83	0.34	0.53	0.87	(0.34)
2010 - Service	14.91	0.30	0.52	0.82	(0.30)
2010 - IR (Commenced July 30, 2010)	15.06	0.11	0.31	0.42	(0.11)

FOR THE FISCAL YEARS ENDED MARCH 31,

2010 - A	13.39	0.64	1.43	2.07	(0.63)
2010 - B	13.40	0.53	1.43	1.96	(0.53)
2010 - C	13.40	0.53	1.44	1.97	(0.53)
2010 - Institutional	13.39	0.69	1.43	2.12	(0.68)
2010 - Service	13.47	0.61	1.44	2.05	(0.61)

2009 - A	14.64	0.63	(1.25)	(0.62)	(0.63)
2009 - B	14.64	0.53	(1.24)	(0.71)	(0.53)
2009 - C	14.64	0.53	(1.24)	(0.71)	(0.53)
2009 - Institutional	14.64	0.68	(1.25)	(0.57)	(0.68)
2009 - Service	14.72	0.62	(1.26)	(0.64)	(0.61)

FOR THE PERIOD NOVEMBER 1, 2007 TO MARCH 31, 2008*

2008 - A	15.23	0.26	(0.59)	(0.33)	(0.26)
2008 - B	15.24	0.21	(0.60)	(0.39)	(0.21)
2008 - C	15.24	0.21	(0.60)	(0.39)	(0.21)
2008 - Institutional	15.23	0.28	(0.59)	(0.31)	(0.28)
2008 - Service	15.32	0.25	(0.60)	(0.35)	(0.25)

FOR THE FISCAL YEARS ENDED OCTOBER 31,

2007 - A	15.80	0.62	(0.57)	0.05	(0.62)
2007 - B	15.81	0.51	(0.58)	(0.07)	(0.50)
2007 - C	15.81	0.51	(0.58)	(0.07)	(0.50)
2007 - Institutional	15.80	0.68	(0.57)	0.11	(0.68)
2007 - Service	15.90	0.60	(0.58)	0.02	(0.60)

2006 - A	15.59	0.63	0.22	0.85	(0.64)
2006 - B	15.59	0.52	0.22	0.74	(0.52)
2006 - C	15.60	0.52	0.21	0.73	(0.52)
2006 - Institutional	15.59	0.69	0.22	0.91	(0.70)
2006 - Service	15.68	0.61	0.23	0.84	(0.62)

2005 - A	15.68	0.63	(0.08)	0.55	(0.64)
2005 - B	15.68	0.51	(0.08)	0.43	(0.52)
2005 - C	15.68	0.52	(0.08)	0.44	(0.52)
2005 - Institutional	15.67	0.70	(0.08)	0.62	(0.70)
2005 - Service	15.76	0.61	(0.07)	0.54	(0.62)

*  The Fund changed its fiscal year end from October 31 to March 31.

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

			Ratio of		Ratio of		Ratio of		Ratio of
			net expenses		net expenses		total expenses		total expenses
			to average		to average		to average		to average		Ratio of
Net asset		Net assets,	net assets		net assets		net assets		net assets		net investment
value,		end of	including		excluding		including		excluding		income to		Portfolio
end of	Total	period	interest expense		interest expense		interest expense		interest expense		average		turnover
period	return(b)	(in 000s)	and fees		and fees		and fees		and fees		net assets		rate

$15.36	5.72%	$418,491	0.88	%(c)	0.88	%(c)	0.98	%(c)	0.98	%(c)	4.16	%(c)	4%
15.36	5.33	8,630	1.63	(c)	1.63	(c)	1.73	(c)	1.73	(c)	3.41	(c)	4
15.36	5.26	28,719	1.63	(c)	1.63	(c)	1.73	(c)	1.73	(c)	3.41	(c)	4
15.36	5.90	221,100	0.54	(c)	0.54	(c)	0.64	(c)	0.64	(c)	4.50	(c)	4
15.43	5.54	215	1.04	(c)	1.04	(c)	1.14	(c)	1.14	(c)	3.97	(c)	4
15.37	2.80	29	0.63	(c)	0.63	(c)	0.90	(c)	0.90	(c)	5.76	(c)	4

14.83	15.73	398,646	0.88		0.88		0.98		0.98		4.42		20
14.83	14.77	9,480	1.63		1.63		1.73		1.73		3.69		20
14.84	14.86	26,645	1.63		1.63		1.73		1.73		3.67		20
14.83	16.12	200,596	0.54		0.54		0.64		0.64		4.77		20
14.91	15.44	207	1.04		1.04		1.14		1.14		4.25		20

13.39	(4.28)	333,034	0.88		0.88		0.98		0.98		4.55		49
13.40	(4.92)	10,305	1.63		1.63		1.73		1.73		3.80		49
13.40	(4.92)	19,978	1.63		1.63		1.73		1.73		3.82		49
13.39	(3.95)	187,838	0.54		0.54		0.64		0.64		4.89		49
13.47	(4.39)	231	1.04		1.04		1.14		1.14		4.39		49

14.64	(2.18)	402,238	0.89	(c)	0.88	(c)	1.01	(c)	1.00	(c)	4.19	(c)	19
14.64	(2.55)	11,646	1.64	(c)	1.63	(c)	1.76	(c)	1.75	(c)	3.44	(c)	19
14.64	(2.55)	20,474	1.64	(c)	1.63	(c)	1.76	(c)	1.75	(c)	3.46	(c)	19
14.64	(2.04)	245,843	0.55	(c)	0.54	(c)	0.67	(c)	0.66	(c)	4.53	(c)	19
14.72	(2.29)	582	1.05	(c)	1.04	(c)	1.17	(c)	1.16	(c)	4.03	(c)	19

15.23	0.31	381,697	0.96		0.90		1.07		1.01		3.99		31
15.24	(0.43)	12,210	1.71		1.65		1.82		1.76		3.24		31
15.24	(0.43)	14,783	1.71		1.65		1.82		1.76		3.24		31
15.23	0.67	289,188	0.60		0.54		0.71		0.65		4.37		31
15.32	0.13	606	1.10		1.04		1.21		1.15		3.85		31

15.80	5.59	302,271	1.00		0.90		1.16		1.07		4.05		19
15.81	4.87	11,698	1.75		1.65		1.92		1.82		3.31		19
15.81	4.80	9,777	1.75		1.65		1.91		1.82		3.30		19
15.80	5.98	152,070	0.63		0.53		0.79		0.70		4.42		19
15.90	5.51	671	1.13		1.03		1.29		1.20		3.90		19

15.59	3.55	240,123	1.00		0.93		1.16		1.09		3.99		37
15.59	2.78	13,783	1.75		1.68		1.91		1.84		3.25		37
15.60	2.85	7,873	1.75		1.68		1.91		1.84		3.24		37
15.59	4.02	128,311	0.61		0.54		0.77		0.70		4.37		37
15.68	3.49	315	1.11		1.04		1.27		1.20		3.88		37

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
					Distributions
	Net asset				to shareholders
	value,	Net	Net realized	Total from	from net
	beginning	investment	and unrealized	investment	investment
Year - Share Class	of period	income(a)	gain (loss)	operations	income

FOR THE SIX MONTHS ENDED SEPTEMBER 30, (UNAUDITED)

2010 - A	$10.46	$0.09	$0.11	$0.20	$(0.09)
2010 - B	10.45	0.06	0.11	0.17	(0.06)
2010 - C	10.46	0.05	0.11	0.16	(0.05)
2010 - Institutional	10.46	0.11	0.11	0.22	(0.11)
2010 - Service	10.46	0.08	0.10	0.18	(0.08)
2010 - IR (Commenced July 30, 2010)	10.56	0.04	0.01	0.05	(0.04)

FOR THE FISCAL YEARS ENDED MARCH 31,

2010 - A	10.25	0.19	0.23	0.42	(0.21)
2010 - B	10.24	0.15	0.20	0.35	(0.14)
2010 - C	10.25	0.12	0.22	0.34	(0.13)
2010 - Institutional	10.25	0.22	0.23	0.45	(0.24)
2010 - Service	10.24	0.15	0.26	0.41	(0.19)

2009 - A	10.25	0.30	— (d)	0.30	(0.30)
2009 - B	10.24	0.25	(0.01)	0.24	(0.24)
2009 - C	10.25	0.22	0.01	0.23	(0.23)
2009 - Institutional	10.25	0.34	— (d)	0.34	(0.34)
2009 - Service	10.24	0.29	— (d)	0.29	(0.29)

FOR THE PERIOD NOVEMBER 1, 2007 TO MARCH 31, 2008*

2008 - A	10.16	0.14	0.09	0.23	(0.14)
2008 - B	10.15	0.11	0.09	0.20	(0.11)
2008 - C	10.16	0.11	0.09	0.20	(0.11)
2008 - Institutional	10.16	0.15	0.09	0.24	(0.15)
2008 - Service	10.15	0.13	0.09	0.22	(0.13)

FOR THE FISCAL YEARS ENDED OCTOBER 31,

2007 - A	10.20	0.33	(0.04)	0.29	(0.33)
2007 - B	10.19	0.27	(0.04)	0.23	(0.27)
2007 - C	10.20	0.26	(0.05)	0.21	(0.25)
2007 - Institutional	10.19	0.37	(0.04)	0.33	(0.36)
2007 - Service	10.19	0.32	(0.05)	0.27	(0.31)

2006 - A	10.20	0.29	0.02	0.31	(0.31)
2006 - B	10.19	0.23	0.02	0.25	(0.25)
2006 - C	10.20	0.21	0.02	0.23	(0.23)
2006 - Institutional	10.19	0.33	0.02	0.35	(0.35)
2006 - Service	10.19	0.28	0.02	0.30	(0.30)

2005 - A	10.39	0.24	(0.18)	0.06	(0.25)
2005 - B	10.38	0.18	(0.18)	0.00	(0.19)
2005 - C	10.39	0.16	(0.18)	(0.02)	(0.17)
2005 - Institutional	10.39	0.28	(0.19)	0.09	(0.29)
2005 - Service	10.38	0.23	(0.18)	0.05	(0.24)

*	The Fund changed its fiscal year end from October 31 to March 31.

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

							Ratio of
Net asset		Net assets,	Ratio of		Ratio of		net investment
value,		end of	net expenses		total expenses		income		Portfolio
end of	Total	period	to average		to average		to average		turnover
period	return(b)	(in 000s)	net assets		net assets		net assets		rate

$10.57	1.90%	$972,609	0.73	%(c)	0.77	%(c)	1.69	%(c)	10%
10.56	1.60	264	1.33	(c)	1.52	(c)	1.09	(c)	10
10.57	1.52	47,888	1.48	(c)	1.52	(c)	0.94	(c)	10
10.57	2.07	1,679,850	0.39	(c)	0.43	(c)	2.03	(c)	10
10.56	1.73	20,930	0.89	(c)	0.93	(c)	1.57	(c)	10
10.57	0.43	1	0.48	(c)	0.49	(c)	2.05	(c)	10

10.46	4.09	982,297	0.73		0.79		1.84		11
10.45	3.47	314	1.33		1.54		1.42		11
10.46	3.31	41,959	1.48		1.54		1.14		11
10.46	4.44	1,291,972	0.39		0.45		2.16		11
10.46	4.01	43,518	0.89		0.95		1.39		11

10.25	3.02	303,446	0.73		0.85		2.96		33
10.24	2.41	450	1.33		1.60		2.41		33
10.25	2.25	17,373	1.48		1.60		2.18		33
10.25	3.37	260,054	0.39		0.51		3.31		33
10.24	2.85	54	0.89		1.01		2.82		33

10.25	2.24	162,590	0.73	(c)	0.95	(c)	3.21	(c)	19
10.24	1.99	633	1.33	(c)	1.70	(c)	2.65	(c)	19
10.25	1.93	6,742	1.48	(c)	1.70	(c)	2.48	(c)	19
10.25	2.39	192,500	0.39	(c)	0.61	(c)	3.57	(c)	19
10.24	2.18	51	0.89	(c)	1.11	(c)	3.06	(c)	19

10.16	2.86	126,888	0.75		0.89		3.27		52
10.15	2.25	988	1.35		1.64		2.67		52
10.16	2.10	4,549	1.50		1.64		2.54		52
10.16	3.34	207,801	0.39		0.53		3.66		52
10.15	2.72	50	0.89		1.03		3.14		52

10.20	3.09	118,460	0.76		0.91		2.85		55
10.19	2.48	1,884	1.36		1.66		2.25		55
10.20	2.33	6,297	1.51		1.66		2.10		55
10.19	3.48	200,543	0.39		0.54		3.23		55
10.19	2.96	56	0.89		1.04		2.74		55

10.20	0.56	147,425	0.78		0.91		2.37		46
10.19	(0.04)	2,612	1.38		1.66		1.77		46
10.20	(0.19)	9,440	1.53		1.66		1.61		46
10.19	0.86	308,255	0.39		0.52		2.77		46
10.19	0.45	55	0.89		1.02		2.27		46

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2010 (Unaudited)

As a shareholder of Class A, Class B, Class C, Institutional, Service or Class IR Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class B and Class C Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service, or Class IR Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 through September 30, 2010.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	High Yield Municipal Fund				Municipal Income Fund				Short Duration Tax-Free Fund
				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	4/01/10	9/30/10		9/30/10*	4/01/10	9/30/10		9/30/10*	4/01/10	9/30/10		9/30/10*
Class A
Actual	$1,000	$1,070.30		$4.72	$1,000	$1,057.20		$4.54	$1,000	$1,019.00		$3.69
Hypothetical 5% return	1,000	1,020.51	+	4.61	1,000	1,020.66	+	4.46	1,000	1,021.41	+	3.70

Class B
Actual	1,000	1,066.30		8.60	1,000	1,053.30		8.39	1,000	1,016.00		6.72
Hypothetical 5% return	1,000	1,016.75	+	8.39	1,000	1,016.90	+	8.24	1,000	1,018.40	+	6.73

Class C
Actual	1,000	1,067.60		8.60	1,000	1,052.60		8.39	1,000	1,015.20		7.48
Hypothetical 5% return	1,000	1,016.75	+	8.39	1,000	1,016.90	+	8.24	1,000	1,017.65	+	7.49

Institutional
Actual	1,000	1,072.10		2.96	1,000	1,059.00		2.79	1,000	1,020.70		1.98
Hypothetical 5% return	1,000	1,022.21	+	2.89	1,000	1,022.36	+	2.74	1,000	1,023.11	+	1.98

Service
Actual	N/A	N/A		N/A	1,000	1,055.40		5.36	1,000	1,017.30		4.55
Hypothetical 5% return	N/A	N/A		N/A	1,000	1,019.85	+	5.27	1,000	1,020.56	+	4.56

Class IR(a)
Actual	1,000	1,038.40		1.11	1,000	1,028.00		1.05	1,000	1,004.30		0.79
Hypothetical 5% return	1,000	1,021.76	+	3.35	1,000	1,021.91	+	3.19	1,000	1,022.66	+	2.43

(a)	Commenced operations on July 30, 2010.
*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2010. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service	Class IR

High Yield Municipal	0.91%	1.66%	1.66%	0.57%	N/A	0.66%
Municipal Income	0.88	1.63	1.63	0.54	1.04%	0.63
Short Duration Tax-Free	0.73	1.33	1.48	0.39	0.89	0.48

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $700.8 billion in assets under management as of September 30, 2010 — our investment professionals bring firsthand knowledge of local markets to every investment decision. Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2] Financial Square FundsSM
■ Financial Square Tax-Exempt Funds
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money Market Fund
■ Financial Square Prime Obligations Fund
■ Financial Square Treasury Instruments Fund
■ Financial Square Treasury Obligations Fund
Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
■ Strategic Income Fund
Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund
Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund
■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund
Corporate Credit
■ Credit Strategies Fund
Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Small/Mid Cap Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Technology Tollkeeper FundSM 4
■ Growth Opportunities Fund
■ U.S. Equity Fund
Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap
Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed
Equity Fund
■ Structured International Tax-Managed Equity Fund
■ U.S. Equity Dividend and Premium Fund

■ International Equity Dividend
and Premium Fund
■ Structured International Small Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets
Equity Fund
Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)
Select Satellite[3] ■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund
Total Portfolio Solutions[3] ■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity Portfolio
■ Tax Advantaged Global Equity Portfolio

Firmwide assets under management includes assets managed by GSAM and its Investment Advisory Affiliates.

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2009 year-end assets. Ranked 9th in total assets worldwide. Pensions&Investments, June 2010.
[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[3]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.
[4]	Effective July 31, 2010, the Goldman Sachs Tollkeeper Fund was renamed the Goldman Sachs Technology Tollkeeper Fund.

The Goldman Sachs Technology Tollkeeper FundSM and Financial Square FundsSM are registered service marks of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke** John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker* Joseph P. LoRusso** James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer
*Resigned effective September 30, 2010 **Effective August 19, 2010

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (”SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

IRS Circular 230 Disclosure: Goldman Sachs does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters is not intended or written to be used, and cannot be used, for the purpose of avoiding penalties imposed on the relevant taxpayer. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail — 1-800-526-7384) (institutional — 1-800-621-2550).

Copyright© 2010 Goldman, Sachs & Co. All rights reserved. 44107.MF.OTU MFISAR10 / 28.4K / 11-10

ITEM 2.	CODE OF ETHICS.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.		INVESTMENTS.

	(a)	Schedules of Investments are included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

	(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)		Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	December 1, 2010

By:	/s/ George F. Travers

George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	December 1, 2010